     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 25, 2002


                                                      1933 Act File No. 33-69460
                                                      1940 Act File No. 811-8046


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


  [ ] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No.

          XX      Post-Effective Amendment No.   54
                                                ----

                                     and/or

  [ ] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

          XX      Amendment No.   56
                                 ----


                        (Check appropriate box or boxes)

BERGER INVESTMENT PORTFOLIO TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Suite 800, Denver, Colorado  80206
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 329-0200
                                                   -----------------------------

Jack R. Thompson, 210 University Boulevard, Suite 800, Denver, Colorado  80206
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective: (check appropriate box)

                           immediately upon filing pursuant to paragraph (b)
                           on (date), pursuant to paragraph (b)
                           60 days after filing pursuant to paragraph (a)(1)
                           on (date) pursuant to paragraph (a)(1)
                           75 days after filing pursuant to paragraph (a)(2)
                           on (date) pursuant to paragraph (a)(2) of Rule 485
                   XX      on March 28, 2002, pursuant to paragraph (a)(3)

If appropriate, check the following box:

                           this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Shares of Beneficial Interest of the Berger Small Cap Value Fund II - Investor Shares, Berger Small Cap Value Fund II
- Institutional Shares, and Berger Small Cap Value Fund II - Service Shares

                                EXPLANATORY NOTE


         This amendment to the Registration Statement of the Berger Investment Portfolio Trust contains the following:

Three Prospectuses:

         One for the Berger Small Cap Value Fund II - Investor Shares class
         One for the Berger Small Cap Value Fund II - Institutional Shares class One for the Berger Small Cap Value Fund II - Service Shares class

Three Statements of Additional Information:

         One for the Berger Small Cap Value Fund II - Investor Shares class
         One for the Berger Small Cap Value Fund II - Institutional Shares class One for the Berger Small Cap Value Fund II - Service Shares class

One Part C


         The purpose of this Post-Effective Amendment No. 54 is to amend a previously filed Post-Effective Amendments, Post-Effective Amendment No. 49 (filed on January 11, 2002) and Post-Effective Amendment No. 52 (filed on February 22, 2002) to the Registration Statement of the Berger Investment Portfolio Trust (the "Trust"). Amendment No. 52 added a new share class (the "Service Shares Class") to the new series, the Berger Small Cap Value Fund II, added to the Trust by Amendment No. 49. Pursuant to a request for accelerated approval of this filing, this Amendment, the Trust's Post-Effective Amendment No. 49 (filed on January 11, 2002) and the Trust's Post-Effective Amendment No. 52 (filed on February 22, 2002) are to be effective March 28, 2002.

         This amendment does not amend or affect the Registrant's Amendment to the Registration Statement adding the Institutional Shares class of the Berger Mid Cap Value Fund, filed by Post-Effective Amendment No. 53, pursuant to Rule 485(a) on March 15, 2002.

         This amendment does not contain a Prospectus or Statement of Additional Information for, or affect any Prospectus or Statement of Additional Information covering the other series of the Berger Investment Portfolio Trust: Berger Mid Cap Growth Fund - Investor Shares, Berger Small Company Growth Fund - Investor Shares, Berger Small Company Growth Fund - Institutional Shares, Berger New Generation Fund - Investor Shares, Berger New Generation Fund - Institutional Shares, Berger Select Fund - Investor Shares, Berger Information Technology Fund
- Investor Shares, Berger Information Technology Fund - Institutional Shares, Berger Large Cap Value Fund - Investor Shares, Berger Large Cap Value Fund - Institutional Shares, Berger Mid Cap Value Fund - Investor Shares and Berger Balanced Fund - Investor Shares.

                        March 28, 2002

                        Berger Small Cap
                        Value Fund II -
                        Investor Shares

                        Prospectus

                        [BERGER FUNDS LOGO]







The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime. Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money in the Fund.

BERGER FUNDS is a registered servicemark of Berger Financial Group LLC; THE BERGER MOUNTAIN LOGO is a registered trademark of Berger Financial Group LLC; BERGER SMALL CAP VALUE FUND II is a servicemark of Berger Financial Group LLC; and other marks referred to herein are the trademarks, servicemarks, registered trade-marks or registered servicemarks of the respective owners thereof.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


BERGER FUNDS(R) are a family of mutual funds. A mutual fund pools money from shareholders and invests in a portfolio of securities. This prospectus offers the class of shares designated as Investor Shares of the Berger Small Cap Value Fund II, which are available to the general public. The Fund is not a clone of the Berger Small Cap Value Fund, thus the performance may differ.



BERGER SMALL CAP VALUE FUND II(SM) - INVESTOR SHARES .........................  4

The Fund's Goal and Principal Investment Strategies ..........................  4

Principal Risks ..............................................................  4

The Fund's Past Performance ..................................................  5

Fund Expenses ................................................................  5

INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS .......................  7

Risk and Investment Table ....................................................  8

Risk and Investment Glossary .................................................  9

HOW TO CONTACT US ............................................................ 13

TO OPEN AN ACCOUNT OR PURCHASE SHARES ........................................ 15

EXCHANGING SHARES ............................................................ 18

SELLING (REDEEMING) SHARES ................................................... 20

Signature Guarantees/Special Documentation ................................... 21

INFORMATION ABOUT YOUR ACCOUNT ............................................... 22

Excessive Trading ............................................................ 22

Online and Telephone Considerations .......................................... 22

Fund Share Price ............................................................. 22

Privacy Notice ............................................................... 24

Distributions and Taxes ...................................................... 26

Tax-Sheltered Retirement Plans ............................................... 27

ORGANIZATION OF THE FUND ..................................................... 28

Investment Managers .......................................................... 28

12b-1 Arrangements ........................................................... 29

Special Fund Structure ....................................................... 29



  Berger Funds o March 28, 2002 Berger Small Cap Value Fund II - Investor Shares

4


BERGER SMALL CAP
VALUE FUND II -
INVESTOR SHARES                                   Ticker Symbol            BVSCX
--------------------------------------------------------------------------------


THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued.


The Fund's investment manager uses fundamental analysis and proprietary valuation models to select stocks for the Fund. The Fund's investment manager generally looks for companies:

o    That have strong fundamentals and competent management


o Whose stock is trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow or franchise value

o Where there is a specific catalyst or event that has the potential to drive appreciation of their stock toward intrinsic value.


The investment manager's philosophy is to weigh a security's downside risk before considering its upside potential, which may help provide an element of capital preservation. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index. Shareholders will be provided at least 60 days notice prior to any change to the Fund's 80% investment policy. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. This average is updated monthly. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. To a certain degree, the Fund invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery.


PRINCIPAL RISKS

You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies. Small company securities may underperform as compared to the securities of larger companies. They may also pose greater market, liquidity and information risks because of narrow product lines, limited financial




Berger Funds o March 28, 2002 Berger Small Cap Value Fund II - Investor Shares

                                                  Berger Small Cap Value Fund II
--------------------------------------------------------------------------------



resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund may invest in certain securities with unique risks, such as special situations, which could present increased market and information risks.


See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE


The Fund has no performance history since it did not commence operations until March 28, 2002.


FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, redemptions or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.


ANNUAL FUND OPERATING EXPENSES(1)
(deducted directly from the Fund)                                           %
--------------------------------------------------------------------------------
Management fee                                                           0.85
Distribution (12b-1) fee                                                 0.25
Other expenses                                                           0.70
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                     1.80
--------------------------------------------------------------------------------
Expense Reimbursement(2)                                                (0.30)
--------------------------------------------------------------------------------
Net Expenses                                                             1.50
--------------------------------------------------------------------------------


(1) Based on estimates for the Fund's first year of operations.


(2) Pursuant to a written agreement, the Fund's investment adviser reimburses the Fund's Investor Shares class to the extent that transfer agency, shareholder reporting and registration expenses exceed 0.25% of the Investor Shares' average daily net assets during the fiscal year. The agreement may not be terminated until September 30, 2002.


UNDERSTANDING EXPENSES


Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.


  Berger Funds o March 28, 2002 Berger Small Cap Value Fund II - Investor Shares

6


BERGER SMALL CAP
VALUE FUND II -
INVESTOR SHARES
--------------------------------------------------------------------------------


EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o    $10,000 initial investment

o    5% total return for each year


o Fund operating expenses remain the same for each period (except that the example reflects the expense reimbursement by Berger Financial Group LLC for the one-year period and the first year of the three-year period)


o    Redemption after the end of each period

o    Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


Years                                                                       $
--------------------------------------------------------------------------------
One                                                                       153
Three                                                                     537
--------------------------------------------------------------------------------



Berger Funds o March 28, 2002 Berger Small Cap Value Fund II - Investor Shares

INVESTMENT TECHNIQUES,
SECURITIES AND ASSOCIATED
RISKS                                             Berger Small Cap Value Fund II
--------------------------------------------------------------------------------


BEFORE YOU INVEST. . .

in the Fund, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true--the lower the risk, the lower the potential for return.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the fdic or any other government agency. The Fund is not a complete investment program but may serve to diversify other types of investments in your portfolio. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money by investing in the Fund.

The table on the following page will help you further understand the risks the Fund takes by investing in certain securities and the investment techniques used by the Fund. A glossary follows. You may get more detailed information about the risks of investing in the Fund in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.

KEY TO TABLE

Follow down the columns under the name of the Fund. The boxes will tell you:

Y Yes, the security or technique is permitted by the Fund and is emphasized by the Fund.

<    (Note: Character is a hollow Y) Yes, the security or technique is permitted by the Fund.

F The restriction is fundamental to the Fund. (Fundamental restrictions cannot be changed without a shareholder vote.)

25 Use of a security or technique is permitted, but subject to a restriction of up to 25% of total assets.

33.3 Use of a security or technique is permitted, but subject to a restriction of up to 33 1/3% of total assets.

[ ] (Note: Character is a hollow 5) Use of a security or technique is permitted, but subject to a restriction of up to 5% of net assets.

[ ] [ ] [ ] (Note: Character is a hollow 15) Use of a security or technique is permitted, but subject to a restriction of up to 15% of net assets.

NOTES TO TABLE


1. The Fund has no minimum quality standards for convertible securities, although it will not invest in defaulted securities. It also will not invest 20% or more of its assets in convertible securities rated below investment grade or in unrated convertible securities that the adviser or sub-adviser considers to be below investment grade.

2. The Fund may use futures, forwards and options only for hedging. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options, although the Fund may have more at risk under these contracts than the initial margin or premium. However, the Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.

  Berger Funds o March 28, 2002 Berger Small Cap Value Fund II - Investor Shares

8

INVESTMENT TECHNIQUES,
SECURITIES AND ASSOCIATED
RISKS (CONTINUED)
--------------------------------------------------------------------------------

RISK AND INVESTMENT TABLE



                                                                     BERGER
                                                                    SMALL CAP
                                                                  VALUE FUND II
--------------------------------------------------------------------------------
Diversification                                                                F

Small company securities                                                       Y
Market, liquidity and information risk

Sector focus                                                                   Y
Market and liquidity risk

Foreign securities                                                             <
Market, currency, transaction, liquidity, information,
economic and political risk

Convertible securities(1)                                                      <
Market, interest rate, prepayment and credit risk

Investment grade bonds (nonconvertible)                                        <
Interest rate, market, call and credit risk

Companies with limited operating histories                                     <
Market, liquidity and information risk

Illiquid and restricted securities                                   [ ] [ ] [ ]
Market, liquidity and transaction risk

Initial Public Offerings (IPOs)                                                <
Market, liquidity and information risk

Special situations                                                             Y
Market and information risk

Temporary defensive measures                                                   <
Opportunity risk

Lending portfolio securities                                                33.3
Credit risk

Borrowing                                                                    25F
Leverage risk

HEDGING STRATEGIES
Financial futures(2)                                                         [ ]
Hedging, correlation, opportunity and leverage risk

Forward foreign currency contracts(2)                                          <
Hedging, credit, correlation and leverage risk

Options(2) (exchange-traded and over-the-counter)                            [ ]
Hedging, credit, correlation, opportunity and leverage risk

Writing (selling) covered call options(2)                                     25
(exchange-traded and over-the-counter)
Opportunity, credit and leverage risk



Berger Funds o March 28, 2002 Berger Small Cap Value Fund II - Investor Shares

                                                  Berger Small Cap Value Fund II
--------------------------------------------------------------------------------


RISK AND INVESTMENT GLOSSARY

BORROWING refers to a loan of money from a bank or other financial institution undertaken by a Fund for temporary or emergency reasons only.

CALL RISK is the possibility that an issuer may redeem or "call" a fixed-income security before maturity at a price below its current market price. An increased likelihood of a call may reduce the security's price.

COMMON STOCK is a share of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers.

CONVERTIBLE SECURITIES are debt or equity securities that may be converted on specified terms into stock of the issuer.


CORRELATION RISK occurs when the Fund "hedges" - uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to each other the way the Fund manager expects them to, then unexpected results may occur.


CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default, be downgraded or become unable to pay its obligations when due.


CURRENCY RISK happens when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when the Fund's investments are converted to U.S. dollars.

DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the Fund's share price. The Fund is a diversified fund.

ECONOMIC RISK is the risk associated with the fact that foreign economies are often less diverse than the U.S. economy. This lack of diversity may lead to greater volatility and could negatively affect foreign investment values. In addition, it is often difficult for domestic investors to understand all the economic factors that influence foreign markets, thus making it harder to evaluate the Funds' holdings.


EXTENSION RISK is the risk that, as interest rates rise, borrowers are less likely to refinance their mortgages or other debts. As a result, the principal on mortgage-backed or asset-backed securities may be paid later than expected, which could cause the value of the securities to go down.



  Berger Funds o March 28, 2002 Berger Small Cap Value Fund II - Investor Shares

10

INVESTMENT TECHNIQUES,
SECURITIES AND ASSOCIATED
RISKS (CONTINUED)
--------------------------------------------------------------------------------

FINANCIAL FUTURES are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date at a predetermined price.


FOREIGN SECURITIES are issued by companies located outside the United States. The Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S.


FORWARD FOREIGN CURRENCY CONTRACTS are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date at a predetermined price.


HEDGING RISK comes into play when the Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. However, a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")


ILLIQUID AND RESTRICTED SECURITIES are securities that, by rules of their issue or by their nature, cannot be sold readily. These do not include liquid Rule 144A securities.

INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.

INITIAL PUBLIC OFFERING (IPO) is the sale of a company's securities to the public for the first time. IPO companies can be small and have limited operating histories. The price of IPO securities can be highly unstable because of prevailing market psychology and the small number of shares available. In addition, the quality and number of IPOs available for purchase may diminish in the future, and their contribution to Fund performance may be less significant as the Fund grows in size.

INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

INVESTMENT-GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment-grade bonds.


LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Fund lends securities only on a fully collateralized basis.

Berger Funds o March 28, 2002 Berger Small Cap Value Fund II - Investor Shares

                                                  Berger Small Cap Value Fund II
--------------------------------------------------------------------------------


LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This magnified change can result in a loss that exceeds the amount that was invested in the contract or security.


LIQUIDITY RISK occurs when investments cannot be sold readily. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.


MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate and that such movements might reduce an investment's value.

OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

OPTIONS are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date at a fixed price. Options on securities indexes are similar but settle in cash.

POLITICAL RISK comes into play with investments, particularly foreign investments, that may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed-income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.


SECTOR FOCUS occurs when a significant portion of a Fund's assets are invested in a relatively small number of related industries. These related industries, or sectors, are narrowly defined segments of the economy, i.e. utilities, technology, healthcare services, telecommunications, etc. There may be additional risks associated with Funds whose investments are focused in a small number of sectors. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in a Fund's portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in a Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Fund's returns may be considerably more volatile than the returns of a Fund that does not invest in similarly related companies. The Fund will not concentrate 25% or more of its total assets in any one industry. Sector focus may increase both market and liquidity risk.

  Berger Funds o March 28, 2002 Berger Small Cap Value Fund II - Investor Shares

12

INVESTMENT TECHNIQUES,
SECURITIES AND ASSOCIATED
RISKS (CONTINUED)
--------------------------------------------------------------------------------


SMALL COMPANY SECURITIES are securities issued by small companies, as measured by their market capitalization. The market capitalization range targeted by the Fund appears under the heading "The Fund's Goal and Principal Investment Strategies." In general, the smaller the company, the greater its risks.


SPECIAL SITUATIONS are companies about to undergo a structural, financial or management change that may significantly affect the value of their securities.


TEMPORARY DEFENSIVE MEASURES Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times. In response to adverse market, economic, political, or other conditions, the Fund's investment manager may believe taking temporary defensive measures is warranted. When this happens, the Fund may increase its investment in government securities and other short-term securities that are inconsistent with the Fund's principal investment strategies. In addition, certain unusual circumstances may force the Fund to temporarily depart from the investment requirement implied by its name.

TRANSACTION RISK means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual. In the case of foreign securities, use of a foreign securities depository to maintain Fund assets may increase this risk. However, custodial risks of using the depository may be minimized through analysis and continuous monitoring by the Fund's primary custodian.

WRITING (SELLING) COVERED CALL OPTIONS is the selling of a contract to another party that gives them the right but not the obligation to buy a particular security from you. The Fund will write call options only if it already owns the security (if it is "covered").

Berger Funds o March 28, 2002 Berger Small Cap Value Fund II - Investor Shares

HOW TO CONTACT US                                 Berger Small Cap Value Fund II
--------------------------------------------------------------------------------


ONLINE

You can access bergerfunds.com to obtain information about Berger Funds and to perform maintenance and transactions on your account including:

o    Opening new accounts

o    Purchasing, exchanging and selling shares

o    Reviewing Fund information and performance

o    Changing your address

o    Viewing electronic financial reports, prospectuses and statements

o    Downloading applications and account servicing forms

QUICK ACCESS

You can obtain Fund prices and purchase, exchange, and sell shares using our automated phone system (voice activated or touch tone).

o    1-800-551-5849, Option 1.

BERGER INVESTOR SERVICE REPRESENTATIVES

Our Representatives can assist you with any questions and requests you have regarding your Berger Funds or CAT Portfolio accounts.

o    1-800-551-5849


  Berger Funds o March 28, 2002 Berger Small Cap Value Fund II - Investor Shares

14

HOW TO CONTACT US
(CONTINUED)
--------------------------------------------------------------------------------

BY MAIL

Send new account applications and written correspondence to:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958

Send overnight, certified or registered mail to:

Berger Funds
330 West 9th Street, 1st Floor
Kansas City, MO 64105

Send purchases for existing accounts to:

Berger Funds
P.O. Box 219529
Kansas City, MO 64121-9529

IN PERSON

If you are in the Denver area, please visit our Investor Center.

Cherry Creek Shopping Center
3000 E. 1st Avenue, 1st Level
Denver, Colorado 80206


Berger Funds o March 28, 2002 Berger Small Cap Value Fund II - Investor Shares

TO OPEN AN ACCOUNT OR
PURCHASE SHARES                                   Berger Small Cap Value Fund II
--------------------------------------------------------------------------------


Minimum Initial Investments*
--------------------------------------------------------------------------------
Regular investment                                                      $ 2,500

Low Minimum Investment Plan                                             $    50

IRA                                                                     $   500
--------------------------------------------------------------------------------

Minimum Subsequent Investments*
--------------------------------------------------------------------------------
Regular investment                                                      $    50

Regular systematic investment                                           $    50

Low Minimum Investment Plan                                             $    50
   (required monthly systematic investments)
--------------------------------------------------------------------------------

* These minimums must be met in each individual Fund account in which you invest.

BY ONLINE ACCESS

o    You may open most types of accounts online at bergerfunds.com.

o Investors who establish electronic transfer privileges may make subsequent investments online. Berger Funds will automatically debit your designated bank account for payment.

BY MAIL

o If you are opening a new account, complete and sign the appropriate application and make your check payable to Berger Funds for the amount you want to invest. Send the application and check in the envelope provided.

o To add to an existing account, use the Invest by Mail slip attached to your statement. If you do not have an Invest by Mail slip, note your fund and account number on your check and mail to the appropriate address.


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


16


TO OPEN AN ACCOUNT OR
PURCHASE SHARES
(CONTINUED)
--------------------------------------------------------------------------------


BY TELEPHONE

o    Quick Access

     Investors who establish electronic transfer privileges may make additional purchases through our automated phone system.

o    Investor Service Representative

     To add to an existing account, you may place an order for additional shares by calling an Investor Service Representative.

     You may pay for your shares by overnight delivery of a check, by wire, or if you have electronic transfer privileges, through an automatic debit to your bank account.

     Payments must be received within three business days. Orders not paid for on time will be canceled, and shares may be redeemed from your account to compensate for any decline in the value of the shares canceled.

BY SYSTEMATIC INVESTMENT PLAN

o To automatically purchase more shares on a regular basis for a regular minimum or Low Minimum Investment Plan account, fill out the Systematic Investment Plan section of the application. Berger Funds will automatically debit your designated bank account for payment. If no date is specified on your application, investments will be made on the 20th of each month.

o The Low Minimum Investment Plan is designed for investors who would like to begin a regular investment program but prefer a dollar cost averaging approach rather than a higher lump sum initial investment. Systematic monthly investments must be made until the value of each fund account opened under the Plan meets the required minimum (refer to the "Account Minimums" section of this Prospectus).

o You may also buy additional shares using Payroll Deduction if your employer can initiate this type of transaction. You may have all or a portion of your paycheck invested directly into your account.


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                                                                              17


                                                  Berger Small Cap Value Fund II
--------------------------------------------------------------------------------


IMPORTANT NOTES ABOUT PURCHASING SHARES:

o    The Fund is only available to U.S. citizens or residents.

o You should read and understand the Fund's current prospectus before investing.

o Your check must be made payable to Berger Funds and must be made in U.S. dollars drawn on U.S. banks.

o Cash, credit cards, third party checks, credit card convenience checks, money orders, travelers checks or checks drawn on foreign banks will not be accepted.

o You may also pay for additional shares by wiring money from your bank account to your Fund account. For current wire instructions, visit bergerfunds.com, call Quick Access or call an Investor Service Representative.

o If your check or electronic funds transfer does not clear for any reason, your purchase will be canceled.

o If your purchase is canceled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the canceled purchase.

o We may make additional attempts to debit your bank account for any failed online, telephone or systematic purchases. You are liable for any potential costs associated with these additional attempts.



  Berger Funds o March 28, 2002 Berger Small Cap Value Fund II - Investor Shares


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18

EXCHANGING SHARES
--------------------------------------------------------------------------------

BY ONLINE ACCESS

o Investors are automatically eligible to exchange shares online at bergerfunds.com.

BY MAIL


o To exchange all or part of your shares, send a written request to the appropriate address indicating the name of the Fund(s) you are selling from, the name of the Fund(s) you are purchasing into, your account number, the dollar amount or the number of shares you are selling and a daytime telephone number.


o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.

BY TELEPHONE

o To exchange all or a portion of your shares into any other available Berger Fund or Cash Account Trust Portfolio (CAT Portfolio), call Quick Access or an Investor Service Representative.

BY SYSTEMATIC EXCHANGE PLAN

o Shares may be exchanged automatically ($50 minimum) between funds monthly, quarterly, semi-annually or annually. You can select the frequency and day of the month for the exchanges to occur. If no date is specified on your request, exchanges will be made on the 20th of each month.

o If the balance in the Fund account you are exchanging from falls below the normal Systematic Exchange Plan amount, all remaining shares will be exchanged and the program will be discontinued.

IMPORTANT NOTES ABOUT EXCHANGING SHARES:


Shares of the Fund described in this prospectus may be exchanged for shares of any other Berger Fund or for money market shares in the Cash Account Trust Portfolios (the CAT Portfolios). There are three CAT Portfolios: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio.

The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of these portfolios by the Berger Funds or Berger Financial Group LLC. Berger Financial Group LLC is compensated for administrative services it performs with respect to accounts in the CAT Portfolios.


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
                                                                              19


                                                  Berger Small Cap Value Fund II
--------------------------------------------------------------------------------


WHEN EXCHANGING SHARES:

o Each account must be registered identically - have the same ownership and addresses.

o Each Berger Fund or CAT Portfolio must be legally eligible for sale in your state of residence.

o Generally, you may exchange out of each of the Berger Funds up to four times per calendar year (systematic exchanges excluded). At this time, there is no limit on the number of exchanges permitted out of the CAT Portfolios.

o You are responsible for obtaining and reading the current prospectus for the Fund or CAT Portfolio into which you are exchanging.

o An exchange out of a Berger Fund results in the sale of that Fund's shares and the purchase of another, normally resulting in a taxable event for you.

o Exchanges into any new Fund or CAT Portfolio must meet the Fund's or Portfolio's initial and subsequent investment minimums, or be equal to the total value of the account.



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

20

SELLING (REDEEMING)
SHARES
--------------------------------------------------------------------------------

BY ONLINE ACCESS

o Investors with non-retirement accounts are automatically eligible to sell shares at bergerfunds.com.

BY MAIL


o To sell all or part of your shares, send a written request to the appropriate address indicating the name of the Fund(s), your account number, the dollar amount or the number of shares you are selling and a daytime telephone number.


o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.

o Include any necessary Signature Guarantees. Refer to the "Signature Guarantees/Special Documentation" section of this Prospectus.

BY TELEPHONE

o Investors with non-retirement accounts are automatically eligible to sell shares by telephone. To sell all or a portion of your shares, call Quick Access or an Investor Service Representative.

BY SYSTEMATIC WITHDRAWAL PLAN

o Shares may be redeemed automatically ($50 minimum) monthly, quarterly, semi-annually or annually.

o A systematic withdrawal plan may be established if you own shares in the Fund worth at least $5,000.

IMPORTANT NOTES ABOUT REDEEMING SHARES:

o Generally, payment for your redeemed shares will be sent to you within seven days after receipt of your redemption request in good order. Payment may be made by check, wire, or electronic funds transfer.

o You will be charged $10 if you request a wire transfer. There is no charge for an electronic funds transfer. Your bank may charge an additional fee to receive the wire transfer. A wire transfer will be sent the next bank business day after receipt of your order, and an electronic funds transfer will be sent the second bank business day after receipt of your order.

o Please see the "Signature Guarantees/Special Documentation" section for signature guarantee requirements.

o Proceeds from the redemption of shares purchased by check or electronic funds transfer may be delayed until full payment for the shares has been received and cleared, which may take up to 15 days from the purchase date.


Berger Funds o March 28, 2002 Berger Small Cap Value Fund II - Investor Shares

                                                  Berger Small Cap Value Fund II
--------------------------------------------------------------------------------



o Interest will not be paid for amounts represented by uncashed distribution or redemption checks.

SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION

The Fund uses Signature Guarantees to protect you and the Fund from possible fraudulent requests for redeemed shares. Your request must be in writing and accompanied by a Signature Guarantee if:

o    Your redemption request exceeds $100,000.

o You request that your redemption be made payable to anyone other than the registered owner(s).

o You request that payment of your redemption be sent to a bank that is not already on file for redemption privileges.

o    You want to change the bank on file for redemption privileges.

o You request that payment of your redemption be mailed to an address that has been changed within 15 days of your redemption request or to an address other than the one of record.

o You declined telephone or online options on your new account application and wish to add them at a later time.

o    You wish to add or remove owners on your account.

Berger Funds reserves the right to require Signature Guarantees under certain other circumstances.

You can obtain a Signature Guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. You cannot obtain a Signature Guarantee from a notary public.

Make sure the Signature Guarantee appears together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request.

Additional documents are required for redemptions by corporations, executors, administrators, trustees and guardians.



  Berger Funds o March 28, 2002 Berger Small Cap Value Fund II - Investor Shares

22

INFORMATION ABOUT
YOUR ACCOUNT
--------------------------------------------------------------------------------

EXCESSIVE TRADING

The Fund does not permit excessive, short-term or other abusive trading practices due to the potential negative impact upon portfolio management strategies and overall Fund performance. The Fund reserves the right to reject any purchase or exchange order and to revoke the exchange privilege from any investor that, in the Fund's opinion, engages in trading that may be disruptive to the Fund, or who has a history of excessive trading. Accounts under common ownership or control may be considered together when evaluating the trading history.

ONLINE AND TELEPHONE CONSIDERATIONS

Generally, all new accounts are automatically granted online and telephone transaction privileges unless explicitly declined in writing, either on the account application or by written notice. Bergerfunds.com and Quick Access may restrict account access and transaction capabilities for certain types of accounts. Please contact a representative for more information. You may give up some level of security by choosing to buy or sell shares by telephone or online, rather than by mail. The Fund uses procedures designed to give reasonable assurance that telephone and online instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the shareholder of record. You should promptly review all confirmation statements for accuracy.

The Fund and its service providers are not liable for acting upon instructions communicated by telephone or online that they believe to be genuine if these procedures are followed.

In times of extreme economic conditions, market conditions, or other events, we may experience unusually high call volumes, making it difficult to reach a Berger Funds representative. Please consider using our transaction functionality on bergerfunds.com or Quick Access, or submit requests in writing.


FUND SHARE PRICE


The price at which you buy, sell or exchange Fund shares is the share price or net asset value (NAV). The share price for the Investor Shares of the Fund is determined by adding the Investor Shares' pro rata portion of the total value of the Fund's investments, cash and other assets, deducting the Investor Shares' pro rata portion of the Fund's liabilities and the liabilities attributable directly to the Investor Shares, and then dividing that value by the total number of that Fund's shares outstanding. For Fund offering more than one class of shares, share price is calculated separately for each class.


The Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern time) each day that the Exchange is open. Share prices are not calculated on the days that the Exchange is closed.

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                                                                              23


                                                  Berger Small Cap Value Fund II
--------------------------------------------------------------------------------


For a purchase, redemption or exchange of Fund shares, your price is the share price next calculated after your request is received in good order and accepted by the Fund, its authorized agent or designee. To receive a specific day's price, your request must be received before the close of the New York Stock Exchange on that day.

When the Fund calculates its share price, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith, at fair value using consistently applied procedures decided on by the trustees or directors. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.

The Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected, and you will not be able to purchase or redeem shares.

CONFIRMATION OF YOUR PURCHASES AND REDEMPTIONS

You will receive transaction confirmation statements reflecting the share price, dollar amount and number of shares associated with your transactions. Fractional shares will be calculated to three decimal places. Reinvestment of fund distributions, Systematic Investment Plan purchases and Systematic Withdrawal Plan redemptions are only confirmed on quarterly statements. You may sign up to receive your statements electronically at bergerfunds.com.

SHAREHOLDER REPORTS

To reduce expenses, the Fund may mail only one copy of notices, financial reports, prospectuses and proxy statements to investors who share an address, even if the accounts are registered under different names. To automatically receive your own copy or, if at any time you want to request separate copies for individual account holders, you may do so by calling an Investor Service Representative. Your request to receive additional copies will take effect within 30 days. The Fund will continue to send only one copy of these documents unless you withdraw your consent.

SHARE CERTIFICATES

To assist in minimizing administrative costs, share certificates are no longer issued. Records of share ownership are maintained by the Fund's transfer agent in book entry form. If you are selling shares previously issued in certificate form, you need to include the unsigned certificate along with your redemption or exchange request, and send it to Berger Funds by registered mail. If you have lost your certificate, please call an Investor Service Representative.


  Berger Funds o March 28, 2002 Berger Small Cap Value Fund II - Investor Shares

24

INFORMATION ABOUT
YOUR ACCOUNT (CONTINUED)
--------------------------------------------------------------------------------

PURCHASES THROUGH BROKER-DEALERS

You may buy Fund shares through certain broker-dealers or other financial organizations, but these organizations may charge you a fee or may have different minimums for initial or subsequent investments that are not applicable if you buy shares directly from the Fund.

THIRD-PARTY ADMINISTRATORS

Certain brokerage firms and other companies may provide administrative services (such as sub-transfer agency, record-keeping or shareholder communications services) to investors purchasing shares of the Fund through those companies. The Fund's adviser or the Fund (if approved by its directors or trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

PRIVACY NOTICE

To service your account, the Fund may collect personal information from you. Personal information includes information you provide when opening an account or when requesting investment literature, such as your name and address. Personal information also includes your account balance and transaction information.

The Fund does not share, distribute or sell this information to any outside company or individual without permission. Your personal information is used only to service or maintain your account, including providing you with information on Berger Funds' products and services. We will not disclose your personal information to third parties, other than to service your account as permitted by law, nor sell your personal information to third parties. Nor do we provide your personal information to third parties for their marketing purposes. We may disclose information as required by the Securities and Exchange Commission and other federal and state regulatory agencies.

The Fund recognizes the importance of protecting your personal and financial information entrusted to us. Thus, we restrict access to your personal and financial data to those authorized to service your account. These personnel, like all personnel, are subject to a strict employment policy regarding confidentiality. To further ensure your privacy, our web site uses 128-bit internet security encryption protocol. As an added measure, we do not include personal or account information in nonsecure e-mails that we send you via the internet. Berger Funds privacy policy may be changed or modified at any time.

RIGHTS RESERVED BY THE FUND

Berger Funds and their agents reserve certain rights including the following:
(1) to waive or reduce investment minimums and fees; (2) to increase investment minimums




 Berger Funds o March 28, 2002 Berger Small Cap Value Fund II - Investor Shares

                                                  Berger Small Cap Value Fund II
--------------------------------------------------------------------------------


following notice; (3) to refuse any purchase or exchange order; (4) to terminate of modify the exchange privilege at any time; (5) to not cancel a transaction once it has been submitted; (6) to discontinue offering shares of a Fund; (7) to close any account if it is believed the shareholder is engaging in activities which may be detrimental to the Fund; (8) to reject any trade not in good order;
(9) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners, or there is reason to believe a fraudulent transaction may occur, or if ordered to do so by a governmental agency; (10) to act on instructions believed to be genuine; and (11) to suspend temporarily shareholder services and telephone transactions, in case of an emergency.

REDEMPTIONS IN-KIND

The Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made to you in portfolio securities rather than cash. If this occurs, you will incur transaction costs if you sell the securities for cash. You may have difficulty selling the securities and recovering the amount of your redemption if the securities are illiquid.

ACCOUNT MINIMUMS

The Fund may charge a $10 annual fee to all accounts (except IRA and UGMA/UTMA accounts) with balances that are under the account minimums as follows:

o Regular investment accounts with a balance of less than $2,000 that are not making systematic monthly investments.

o Low Minimum Investment Plan accounts established on or after October 1, 2001 with a balance of less than $2,500 that are not making systematic monthly investments.

The annual fee is normally assessed in December and is designed to help offset the proportionately higher costs of maintaining accounts with lower balances. This fee will apply to accounts that have been over the stated minimum at some point in time only if the balance has dropped below this amount because shares were redeemed, not because the share value declined.

Shares in accounts that do not meet the minimum balance requirements applicable to them as described may also be subject to involuntary redemption by the Fund.

REDEMPTIONS BY THE FUND OF CERTAIN ACCOUNTS

To reduce its expenses, the Fund may involuntarily redeem the shares in your account if your balance drops below $2,000--but only if it drops below this amount because you have redeemed shares, not because the share value has declined. You will be given at least 60 days' notice before the Fund undertakes any involuntary redemption. During that time, you may buy more shares to bring your account to or above the minimum.



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26

INFORMATION ABOUT
YOUR ACCOUNT (CONTINUED)
--------------------------------------------------------------------------------

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS OF INCOME AND GAINS

Unless you tell us that you want to receive your distributions in cash, they will be reinvested automatically in Fund shares. The Fund generally makes two kinds of distributions:

o Capital gains from the sale of portfolio securities. The Fund will distribute any net realized capital gains annually, normally in December.

o Net investment income from interest or dividends received on securities held by the Portfolio. The Fund will distribute its investment income annually, normally in December.

The Fund reserves the right to reinvest into your account undeliverable or uncashed dividend or distribution checks that remain outstanding for six months, or distributions of less than $10. The dividend or distribution amount will be reinvested in shares of the applicable Fund at the NAV next computed after the check is canceled.

BUYING A DISTRIBUTION

Unless you have a tax-deferred account, purchasing shares in an account shortly before a distribution occurs is called "buying a dividend." Income taxes must be paid in taxable accounts on any distributions, regardless of whether the distribution was reinvested or received in cash. This tax liability is incurred whether the actual value of your account increased, decreased or remained the same after your share purchase.

Throughout the period covered by a distribution, funds may build up taxable gains on securities sold at a profit. Any shareholders of record on the "record" date receive the applicable distributions, even if they did not own the shares when the actual gains occurred.

In other words, "buying a dividend" results in you incurring the full tax liability for the entire distribution period, even though you may not have participated in the gains realized by the portfolio.

YOUR TAXES

You generally will owe tax on amounts distributed to you by the Fund in any non-retirement account whether you reinvest them in additional shares or receive them in cash.

Distributions of gains from the sale of assets held by the Fund for more than one year generally are taxable to you at the applicable long-term capital gains rate, regardless of how long you have owned your Fund shares. Distributions from other sources generally are taxed as ordinary income.


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                                                                              27


                                                  Berger Small Cap Value Fund II
--------------------------------------------------------------------------------


Distributions made by the Fund to you will normally be capital gains. A portion of those gains may be net short-term capital gains, which are taxed as ordinary income. The Fund generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing its portfolio will be distributed to you.

If you redeem Fund shares that have appreciated in value, you will have a taxable gain upon redemption. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain if you exchange shares that have appreciated in value.

ADDITIONAL TAX INFORMATION

You should consult your own tax adviser about your particular situation. For more information about other tax matters, including backup withholding for certain taxpayers and other tax aspects of redemptions, see the SAI.

TAX-SHELTERED RETIREMENT PLANS


The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA, SIMPLE IRA, Coverdell Education Savings Account (formerly the Education IRA account) or other retirement plans, please call or write to Berger Funds. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at 1-800-259-2820.

  Berger Funds o March 28, 2002 Berger Small Cap Value Fund II - Investor Shares

28

ORGANIZATION OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT MANAGERS

The following companies provide investment management and administrative services to the Fund.


Berger Financial Group LLC (BFG) (formerly Berger LLC) (210 University Blvd., Suite 800, Denver, CO 80206) is the Fund's investment adviser. BFG serves as investment adviser, sub-adviser or administrator to mutual funds and institutional investors. BFG has been in the investment advisory business since 1974. As investment adviser, BFG oversees, evaluates and monitors the investment advisory services provided by Bay Isle Financial LLC as sub-adviser. The investment advisory fee charged to the Fund is 0.85% of the first $500 million of average daily net assets, 0.80% of the next $500 million and 0.75% in excess of $1 billion.

Bay Isle Financial LLC (Bay Isle), (475 14th Street, Suite 550, Oakland, California 94612), serves as investment adviser or sub-adviser to mutual funds, institutional investors and individual separate accounts. As sub-adviser, Bay Isle provides day-to-day management of the investment operations of the Berger Small Cap Value Fund II.

Bay Isle, using a team approach, has been the investment manager for the Fund since its inception on March 28, 2002. No one person of the investment team is primarily responsible for making investment recommendations. Bay Isle is the sub-adviser to the Fund and has been managing value accounts since 1987.

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                                                                              29


                                                  Berger Small Cap Value Fund II
--------------------------------------------------------------------------------


PORTFOLIO TURNOVER

Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover for the Fund may exceed 100% per year. A turnover rate of 100% means the securities owned by the Fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

12b-1 ARRANGEMENTS


You pay no sales load or commissions when you buy or sell Fund shares. However, the Fund has adopted a 12b-1 plan for its Investor Shares class, permitting it to pay a fee in connection with distribution of those shares. BFG is entitled to be paid a fee under the plan of 0.25% of the Fund's average daily net assets attributable to the Investor Shares. Because this fee is paid on an ongoing basis, this may result in the cost of your investment increasing and over time may cost you more than other types of sales charges. The fee may be used for such things as marketing and promotion, compensation to dealers and others who provide distribution and administrative services, and shareholder support services (such as routine requests for information).


SPECIAL FUND STRUCTURE


The Fund currently has three classes of shares. The Investor Shares are offered through this prospectus and are available to the general public. The Institutional Shares are offered through a separate prospectus and are designed for investors who maintain a minimum account balance of $250,000. The Service Shares are offered through a separate prospectus and are available through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. Each class of shares has its own expenses so that share price, performance and distributions will differ between classes. The 12b-1 plan adopted by the Berger Small Cap Value Fund II applies to the Investor Shares and Service Shares classes. For more information on Institutional Shares, please call 1-800-259-2820. For more information on Service Shares, please call 1-800-333-1001.

For more information on the multi-class fund structure, see the SAI.


  Berger Funds o March 28, 2002 Berger Small Cap Value Fund II - Investor Shares

                       This page intentionally left blank

FOR MORE INFORMATION:

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The Fund's annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance over the past year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities it invests in. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Fund by writing or calling the Fund at:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958
(800) 333-1001
bergerfunds.com


A downloadable file of the SAI and annual and semi-annual reports may also be obtained at bergerfunds.com.

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's web site at http://www.sec.gov.

You can also review and obtain copies of more information about the Fund (including the SAI) by visiting the SEC's Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, call (202) 942-8090. Copies of documents may also be obtained, after paying a duplicating fee, by sending your request to the following e-mail address:publicinfo@sec.gov, or by writing to the SEC's Public Reference Room, Washington,D.C.20549-0102.


INVESTMENT COMPANY ACT FILE NUMBER:

Berger Investment Portfolio Trust  811-8046


(Berger Small Cap Value Fund II - Investor Shares)                      SCV2PROS

                        March 28, 2002

                        Berger Small Cap
                        Value Fund II -
                        Institutional Shares

                        Prospectus

                        [BERGER FUNDS LOGO]




The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime. Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money in the Fund.

BERGER FUNDS is a registered servicemark of Berger Financial Group LLC; THE BERGER MOUNTAIN LOGO is a registered trademark of Berger Financial Group LLC; BERGER SMALL CAP VALUE FUND II is a servicemark of Berger Financial Group LLC; and other marks referred to herein are the trademarks, servicemarks, registered trademarks or registered servicemarks of the respective owners thereof.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


BERGER FUNDS(R) are a family of mutual funds. A mutual fund pools money from shareholders and invests in a portfolio of securities. This prospectus offers the class of shares designated as Institutional Shares of the Berger Small Cap Value Fund II. These shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals and financial intermediaries who are willing to maintain a minimum account balance of $250,000. The Fund is not a clone of the Berger Small Cap Value Fund, thus the performance may differ.



BERGER SMALL CAP VALUE FUND II(SM) - INSTITUTIONAL SHARES ..................   4

The Fund's Goal and Principal Investment Strategies ........................   4

Principal Risks ............................................................   4

The Fund's Past Performance ................................................   5

Fund Expenses ..............................................................   5

INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS .....................   7

Risk and Investment Glossary ...............................................   7

HOW TO CONTACT US ..........................................................  12

TO OPEN AN ACCOUNT OR PURCHASE SHARES ......................................  13

EXCHANGING SHARES ..........................................................  15

SELLING (REDEEMING) SHARES .................................................  17

Signature Guarantees/Special Documentation .................................  18

INFORMATION ABOUT YOUR ACCOUNT .............................................  19

Excessive Trading ..........................................................  19

Online and Telephone Considerations ........................................  19

Fund Share Price ...........................................................  19

Privacy Notice .............................................................  21

Distributions and Taxes ....................................................  22

Tax-Sheltered Retirement Plans .............................................  24

ORGANIZATION OF THE FUND ...................................................  25

Investment Managers ........................................................  25

Special Fund Structure .....................................................  26



                                                   Berger Funds o March 28, 2002
                           Berger Small Cap Value Fund II - Institutional Shares

4


BERGER SMALL CAP
VALUE FUND II -
INSTITUTIONAL SHARES                              Ticker Symbol            BVSIX
--------------------------------------------------------------------------------


THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued.


The Fund's investment manager uses fundamental analysis and proprietary valuation models to select stocks for the Fund. The Fund's investment manager generally looks for companies:

o    That have strong fundamentals and competent management


o Whose stock is trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow or franchise value

o Where there is a specific catalyst or event that has the potential to drive appreciation of their stock toward intrinsic value.


The investment manager's philosophy is to weigh a security's downside risk before considering its upside potential, which may help provide an element of capital preservation. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index. Shareholders will be provided at least 60 days notice prior to any change to the Fund's 80% investment policy. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. This average is updated monthly. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. To a certain degree, the Fund invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery.


PRINCIPAL RISKS

You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies. Small company securities may underperform as compared to the securities of larger companies. They may also pose greater market, liquidity and information risk because of narrow product lines, limited financial


Berger Funds o March 28, 2002
Berger Small Cap Value Fund II - Institutional Shares

                                                  Berger Small Cap Value Fund II
--------------------------------------------------------------------------------



resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund may invest in certain securities with unique risks, such as special situations, which could present increased market and information risks.


See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE


The Fund has no performance history since it did not commence operations until March 28, 2002.


FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.


ANNUAL FUND OPERATING EXPENSES(1)
(deducted directly from the Fund)                                           %
--------------------------------------------------------------------------------
Management fee                                                           0.85
Other expenses                                                           0.48
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                     1.33
--------------------------------------------------------------------------------
Expense Reimbursement(2)                                                (0.08)
--------------------------------------------------------------------------------
Net Expenses                                                             1.25
--------------------------------------------------------------------------------


(1) Based on estimates for the Fund's first year of operations.


(2) Pursuant to a written agreement, the Fund's investment adviser reimburses the Fund's Institutional Shares class to the extent that transfer agency, shareholder reporting and registration expenses exceed 0.25% of the Institutional Shares' average daily net assets during the fiscal year. The agreement may not be terminated until September 30, 2002.


UNDERSTANDING EXPENSES


Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.



                                                   Berger Funds o March 28, 2002
                           Berger Small Cap Value Fund II - Institutional Shares

6

BERGER SMALL CAP

VALUE FUND II -
INSTITUTIONAL SHARES
--------------------------------------------------------------------------------


EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o    $10,000 initial investment

o    5% total return for each year


o Fund operating expenses remain the same for each period (except that the example reflects the expense reimbursement by Berger Financial Group LLC for the one-year period and the first year of the three-year period)


o    Redemption after the end of each period

o    Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


Years                                                                        $
--------------------------------------------------------------------------------
One                                                                        127
Three                                                                      414
--------------------------------------------------------------------------------



Berger Funds o March 28, 2002
Berger Small Cap Value Fund II - Institutional Shares

INVESTMENT TECHNIQUES,
SECURITIES AND
ASSOCIATED RISKS                                  Berger Small Cap Value Fund II
--------------------------------------------------------------------------------


BEFORE YOU INVEST. . .

in the Fund, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true-the lower the risk, the lower the potential for return.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The Fund is not a complete investment program but may serve to diversify other types of investments in your portfolio. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money by investing in the Fund.

The following glossary will help you further understand the risks the Fund takes by investing in certain securities and the investment techniques used by the Fund. You may get more detailed information about the risks of investing in the Fund in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.

RISK AND INVESTMENT GLOSSARY

BORROWING refers to a loan of money from a bank or other financial institution undertaken by the Fund for temporary or emergency reasons only. The Fund will not borrow more than 25% of its total assets. Leverage Risk

CALL RISK is the possibility that an issuer may redeem or "call" a fixed-income security before maturity at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

COMMON STOCK is a share of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers. Market, Liquidity and Information Risks

CONVERTIBLE SECURITIES(1) are debt or equity securities that may be converted on specified terms into stock of the issuer. Market, Interest Rate, Prepayment and Credit Risks

CORRELATION RISK occurs when the Fund "hedges" - uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to each other the way the Fund manager expects them to, then unexpected results may occur.

CREDIT RISK means that the issuer of a security or the counterparty to an investment contact may default, be downgraded or become unable to pay its obligations when due.

CURRENCY RISK happens when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when the Fund's investments are converted to U.S. dollars.



                                                   Berger Funds o March 28, 2002
                           Berger Small Cap Value Fund II - Institutional Shares

8

INVESTMENT TECHNIQUES,
SECURITIES AND ASSOCIATED
RISKS (CONTINUED)
--------------------------------------------------------------------------------

DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. The Fund is a diversified fund.

FINANCIAL FUTURES(2) are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date at a predetermined price. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options. Hedging, Correlation, Opportunity and Leverage Risks


ECONOMIC RISK is the risk associated with the fact that foreign economies are often less diverse than the U.S. economy. This lack of diversity may lead to greater volatility and could negatively affect foreign investment values. In addition, it is often difficult for domestic investors to understand all the economic factors that influence foreign markets, thus making it harder to evaluate the Fund's holdings.


FOREIGN SECURITIES are issued by companies located outside the United States. The Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S. Market, Currency, Transaction, Liquidity, Information, Economic and Political Risks

FORWARD FOREIGN CURRENCY CONTRACTS(2) are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date at a predetermined price. Hedging, Credit, Correlation, Opportunity and Leverage Risks

HEDGING RISK comes into play when the Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. However, a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

ILLIQUID AND RESTRICTED SECURITIES are securities that, by rules of their issue or by their nature, cannot be sold readily. These do not include liquid Rule 144A securities. The Fund will not invest more than 15% of its net assets in illiquid and restricted securities. Market, Liquidity and Transaction Risks

INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.


Berger Funds o March 28, 2002
Berger Small Cap Value Fund II - Institutional Shares

                                                  Berger Small Cap Value Fund II
--------------------------------------------------------------------------------


INITIAL PUBLIC OFFERING (IPO) is the sale of a company's securities to the public for the first time. IPO companies can be small and have limited operating histories. The price of IPO securities can be highly unstable because of prevailing market psychology and the small number of shares available. In addition, the quality and number of IPOs available for purchase may diminish in the future, and their contribution to Fund performance may be less significant as the Fund grows in size. Market, Liquidity and Information Risks

INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

INVESTMENT GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment grade bonds. Interest Rate, Market, Call and Credit Risks

LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Fund lends securities only on a fully collateralized basis. The Fund may lend portfolio securities only up to 33 1/3% of its total assets. Credit Risk

LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This magnified change can result in a loss that exceeds the amount that was invested in the contract or security.

LIQUIDITY RISK occurs when investments cannot be sold readily. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector or an industry will fluctuate and that such movements might reduce an investment's value.

OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

OPTIONS(2) are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date for a fixed price. Options on securities indexes are similar but settle in cash. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options. Hedging, Credit, Correlation, and Leverage Risks



                                                   Berger Funds o March 28, 2002
                           Berger Small Cap Value Fund II - Institutional Shares

10

INVESTMENT TECHNIQUES,
SECURITIES AND ASSOCIATED
RISKS (CONTINUED)
--------------------------------------------------------------------------------

POLITICAL RISK comes into play with investments, particularly foreign investments, that may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed-income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.


SECTOR FOCUS(3) occurs when a significant portion of the Fund's assets are invested in a relatively small number of related industries. These related industries, or sectors, are narrowly defined segments of the economy, i.e. utilities, technology, healthcare services, telecommunications, etc. There may be additional risks associated with Fund whose investments are focused in a small number of sectors. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the Fund's portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Fund's returns may be considerably more volatile than the returns of a Fund that does not invest in similarly related companies. The Fund will not concentrate 25% or more of its total assets in any one industry. Sector focus may increase both market and liquidity risk. Market and Liquidity Risks

SMALL COMPANY SECURITIES(3) are securities issued by small companies, as measured by their market capitalization. The market capitalization range targeted by the Fund appears under the heading "The Fund's Goals and Principal Investment Strategies." In general, the smaller the company, the greater its risks. Market, Liquidity and Information Risks


SPECIAL SITUATIONS(3) are companies about to undergo a structural, financial or management change that may significantly affect the value of their securities. Market and Information Risks

TEMPORARY DEFENSIVE MEASURES Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times. In response to adverse market, economic, political, or other conditions, a Fund's investment manager may believe taking temporary defensive measures is warranted. When this happens, the Fund may increase its investment in government securities and other short-term securities that are inconsistent with the Fund's principal investment strategies. In addition, certain unusual circumstances may force a Fund to temporarily depart from the investment requirement implied by its name. Opportunity Risk



Berger Funds o March 28, 2002
Berger Small Cap Value Fund II - Institutional Shares

                                                  Berger Small Cap Value Fund II
--------------------------------------------------------------------------------


TRANSACTION RISK means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual. In the case of foreign securities, use of a foreign securities depository to maintain Fund assets may increase this risk. However, custodial risks of using the depository may be minimized through analysis and continuous monitoring by the Fund's primary custodian.

WRITING (SELLING) COVERED CALL OPTIONS(2) is the selling of a contract to another party that gives them the right but not the obligation to buy a particular security from you. The Fund will write call options only if it already owns the security (if it is "covered"). The Fund may only write call options up to 25% of its total assets. Opportunity, Credit and Leverage Risks


(1) The Fund has no minimum quality standards for convertible securities, although it will not invest in defaulted securities. It also will not invest 20% or more of its assets in convertible securities rated below investment grade or in unrated convertible securities that the adviser or sub-adviser considers to be below investment grade.

(2) The Fund may use futures, forwards and options only for hedging. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options, although the Fund may have more at risk under these contracts than the initial margin or premium. However, the Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.

(3) The security or technique is emphasized by the Fund.


                                                   Berger Funds o March 28, 2002
                           Berger Small Cap Value Fund II - Institutional Shares

12

HOW TO CONTACT US
--------------------------------------------------------------------------------

ONLINE


You can access bergerfunds.com to obtain information about Berger Funds and to perform maintenance and transactions on your account including:


o    Purchasing, exchanging and selling shares

o    Reviewing Fund information and performance

o    Viewing electronic financial reports and prospectuses

o    Downloading applications and account servicing forms

BERGER INVESTOR SERVICE REPRESENTATIVES

Our Representatives can assist you with any questions and requests you have regarding your Berger Funds or CAT Portfolio accounts.

o    1-800-960-8427

BY MAIL

Send new account applications and written correspondence to:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958

Send overnight, certified or registered mail to:

Berger Funds
330 West 9th Street, 1st Floor
Kansas City, MO 64105

Send purchases for existing accounts to:

Berger Funds
P.O. Box 219529
Kansas City, MO 64121-9529

IN PERSON

If you are in the Denver area, please visit our Investor Center.

Cherry Creek Shopping Center
3000 E. 1st Avenue, 1st Level
Denver, Colorado 80206



Berger Funds o March 28, 2002
Berger Small Cap Value Fund II - Institutional Shares

TO OPEN AN ACCOUNT OR
PURCHASE SHARES                                   Berger Small Cap Value Fund II
--------------------------------------------------------------------------------


Minimum
--------------------------------------------------------------------------------
Initial Investment                                                    $250,000

Subsequent investments                                              No minimum
--------------------------------------------------------------------------------

BY ONLINE ACCESS

o Investors who establish electronic transfer privileges may make subsequent investments online. Berger Funds will automatically debit your designated bank account for payment.

BY MAIL

o If you are opening a new account, complete and sign the appropriate application and make your check payable to Berger Funds for the amount you want to invest. Send the application and check in the envelope provided.

o To add to an existing account, use the Invest by Mail slip attached to your statement. If you do not have an Invest by Mail slip, note your fund and account number on your check and mail to the appropriate address.

BY TELEPHONE

o    Investor Service Representative

     To add to an existing account, you may place an order for additional shares by calling an Investor Service Representative.

     You may pay for your shares by overnight delivery of a check, by wire, or if you have electronic transfer privileges, through an automatic debit to your bank account.

     Payments must be received within three business days. Orders not paid for on time will be canceled, and shares may be redeemed from your account to compensate for any decline in the value of the shares canceled.



                                                   Berger Funds o March 28, 2002
                           Berger Small Cap Value Fund II - Institutional Shares

14


TO OPEN AN ACCOUNT OR
PURCHASE SHARES
(CONTINUED)
--------------------------------------------------------------------------------


BY SYSTEMATIC INVESTMENT PLAN

o To automatically purchase more shares on a regular basis, fill out the Systematic Investment Plan section of the application. Berger Funds will automatically debit your designated bank account for payment. If no date is specified on your application, investments will be made on the 20th of each month.

IMPORTANT NOTES ABOUT PURCHASING SHARES:

o    The Fund is only available to U.S. citizens or residents.

o You should read and understand the Fund's current prospectus before investing.

o Your check must be made payable to Berger Funds and must be made in U.S. dollars drawn on U.S. banks.

o Cash, credit cards, third party checks, credit card convenience checks, money orders, travelers checks or checks drawn on foreign banks will not be accepted.

o You may also pay for additional shares by wiring money from your bank account to your Fund account. For current wire instructions, visit bergerfunds.com or call an Investor Service Representative.

o Subject to approval by the Fund, you may purchase Fund shares with liquid securities that the Fund is eligible to purchase. These securities must have a value that can be readily determined in accordance with the Fund's valuation policies. You may pay for Fund shares with securities only if it is the investment manager's intention to retain them in the Fund's portfolio. The Fund may amend or terminate this practice at any time.

o If your check or electronic funds transfer does not clear for any reason, your purchase will be canceled.

o If your purchase is canceled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the canceled purchase.

o We may make additional attempts to debit your bank account for any failed online, telephone or systematic purchases. You are liable for any potential costs associated with these additional attempts.



Berger Funds o March 28, 2002
Berger Small Cap Value Fund II - Institutional Shares

EXCHANGING SHARES                                 Berger Small Cap Value Fund II
--------------------------------------------------------------------------------


BY ONLINE ACCESS

o In general, investor accounts are automatically eligible to exchange shares online at bergerfunds.com.

BY MAIL


o To exchange all or part of your shares, send a written request to the appropriate address indicating the name of the Fund(s) you are selling from, the name of the Fund(s) you are purchasing into, your account number, the dollar amount or the number of shares you are selling and a daytime telephone number.


o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.

BY TELEPHONE

o To exchange all or a portion of your shares into any other available Berger Fund or Cash Account Trust Portfolio (CAT Portfolio), call an Investor Service Representative.

BY SYSTEMATIC EXCHANGE PLAN

o Shares may be exchanged automatically ($50 minimum) between funds monthly, quarterly, semi-annually or annually. You can select the frequency and day of the month for the exchanges to occur. If no date is specified on your request, exchanges will be made on the 20th of each month.

o If the balance in the Fund account you are exchanging from falls below the normal Systematic Exchange Plan amount, all remaining shares will be exchanged and the program will be discontinued.

IMPORTANT NOTES ABOUT EXCHANGING SHARES:


Shares of the Fund described in this prospectus may be exchanged for shares of any other Berger Fund or for money market shares in the Cash Account Trust Portfolios (the CAT Portfolios). There are three CAT Portfolios: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio.

The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of these portfolios by the Berger Funds or Berger Financial Group LLC. Berger Financial Group LLC is compensated for administrative services it performs with respect to accounts in the CAT Portfolios.

                                                   Berger Funds o March 28, 2002
                           Berger Small Cap Value Fund II - Institutional Shares

16


EXCHANGING SHARES
(CONTINUED)
--------------------------------------------------------------------------------


WHEN EXCHANGING SHARES:

o Each account must be registered identically - have the same ownership and addresses.

o Each Berger Fund or CAT Portfolio must be legally eligible for sale in your state of residence.

o Generally, you may exchange out of each of the Berger Funds up to four times per calendar year (systematic exchanges excluded). At this time, there is no limit on the number of exchanges permitted out of the CAT Portfolios.

o You are responsible for obtaining and reading the current prospectus for the Fund or CAT Portfolio into which you are exchanging.

o An exchange out of a Berger Fund results in the sale of that Fund's shares and the purchase of another, normally resulting in a taxable event for you.

o Exchanges into any new Fund or CAT Portfolio must meet the Fund's or Portfolio's initial and subsequent investment minimums, or be equal to the total value of the account.


Berger Funds o March 28, 2002
Berger Small Cap Value Fund II - Institutional Shares

SELLING (REDEEMING)
SHARES                                            Berger Small Cap Value Fund II
--------------------------------------------------------------------------------


BY ONLINE ACCESS

o In general, investors with non-retirement accounts are automatically eligible to sell shares online at bergerfunds.com.

BY MAIL


o To sell all or part of your shares, send a written request to the appropriate address indicating the name of the Fund(s), your account number, the dollar amount or the number of shares you are selling and a daytime telephone number.


o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.

o Include any necessary Signature Guarantees. Refer to the "Signature Guarantees/Special Documentation" section of this Prospectus.

BY TELEPHONE

o Investors with non-retirement accounts are automatically eligible to sell shares by telephone. To sell all or a portion of your shares, call an Investor Service Representative.

BY SYSTEMATIC WITHDRAWAL PLAN

o Shares may be redeemed automatically ($50 minimum) monthly, quarterly, semi-annually or annually.

IMPORTANT NOTES ABOUT REDEEMING SHARES:

o Generally, payment for your redeemed shares will be sent to you within seven days after receipt of your redemption request in good order. Payment may be made by check, wire, or electronic funds transfer.

o A wire transfer will be sent the next bank business day after receipt of your order, and an electronic funds transfer will be sent the second bank business day after receipt of your order.


o Please see the "Signature Guarantees/Special Documentation" section for signature guarantee requirements.


o Proceeds from the redemption of shares purchased by check or electronic funds transfer may be delayed until full payment for the shares has been received and cleared, which may take up to 15 days from the purchase date.

o Interest will not be paid for amounts represented by uncashed distribution or redemption checks.



                                                   Berger Funds o March 28, 2002
                           Berger Small Cap Value Fund II - Institutional Shares

18


SELLING (REDEEMING)
SHARES (CONTINUED)
--------------------------------------------------------------------------------


SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION

The Fund uses Signature Guarantees to protect you and the Fund from possible fraudulent requests for redeemed shares.

Your request must be in writing and accompanied by a Signature Guarantee if:

o    Your redemption request exceeds $100,000.

o You request that your redemption be made payable to anyone other than the registered owner(s).

o You request that payment of your redemption be sent to a bank that is not already on file for redemption privileges.

o    You want to change the bank on file for redemption privileges.

o You request that payment of your redemption be mailed to an address that has been changed within 15 days of your redemption request or to an address other than the one of record.

o You declined telephone or online options on your new account application and wish to add them at a later time.

o    You wish to add or remove owners on your account.

Berger Funds reserves the right to require Signature Guarantees under certain other circumstances.

You can obtain a Signature Guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. You cannot obtain a Signature Guarantee from a notary public.

Make sure the Signature Guarantee appears together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request.

Additional documents are required for redemptions by corporations, executors, administrators, trustees and guardians.


Berger Funds o March 28, 2002
Berger Small Cap Value Fund II - Institutional Shares

INFORMATION ABOUT YOUR
ACCOUNT                                           Berger Small Cap Value Fund II
--------------------------------------------------------------------------------


EXCESSIVE TRADING

The Fund does not permit excessive, short-term or other abusive trading practices due to the potential negative impact upon portfolio management strategies and overall fund performance. The Fund reserves the right to reject any purchase or exchange order and to revoke the exchange privilege from any investor that, in the Fund's opinion, engages in trading that may be disruptive to the Fund, or who has a history of excessive trading. Accounts under common ownership or control may be considered together when evaluating the trading history.

ONLINE AND TELEPHONE CONSIDERATIONS

Generally, all new accounts are automatically granted online and telephone transaction privileges unless explicitly declined in writing, either on the account application or by written notice. Bergerfunds.com may restrict account access and transaction capabilities for certain types of accounts. Please contact a representative for more information.

You may give up some level of security by choosing to buy or sell shares by telephone or online, rather than by mail. The Fund uses procedures designed to give reasonable assurance that telephone and online instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the shareholder of record. You should promptly review all confirmation statements for accuracy.

The Fund and its service providers are not liable for acting upon instructions communicated by telephone or online that they believe to be genuine if these procedures are followed.

In times of extreme economic conditions, market conditions, or other events, we may experience unusually high call volumes, making it difficult to reach a Berger Funds representative. Please consider using our transaction functionality on bergerfunds.com or submit requests in writing.


FUND SHARE PRICE


The price at which you buy, sell or exchange Fund shares is the share price or net asset value (NAV). The share price for the Institutional Shares of the Fund is determined by adding the Institutional Shares' pro rata portion of the total value of the Fund's investments, cash and other assets, deducting the Institutional Shares' pro rata portion of the Fund's liabilities and the liabilities attributable directly to the Institutional Shares, and then dividing that value by the total number of the Institutional Shares outstanding. Share price is calculated separately for each class of Fund shares.


The Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern time) each day that the Exchange is open. Share prices are not calculated on the days that the Exchange is closed.

                                                   Berger Funds o March 28, 2002
                           Berger Small Cap Value Fund II - Institutional Shares

20

INFORMATION ABOUT YOUR
ACCOUNT (CONTINUED)
--------------------------------------------------------------------------------

For a purchase, redemption or exchange of Fund shares, your price is the share price next calculated after your request is received in good order and accepted by the Fund, its authorized agent or designee. To receive a specific day's price, your request must be received before the close of the New York Stock Exchange on that day.

When the Fund calculates its share price, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees or directors. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.

The Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected, and you will not be able to purchase or redeem shares.

CONFIRMATION OF YOUR PURCHASES AND REDEMPTIONS

You will receive transaction confirmation statements reflecting the share price, dollar amount and number of shares associated with your transactions. Fractional shares will be calculated to three decimal places. Reinvestment of fund distributions, Systematic Investment Plan purchases and Systematic Withdrawal Plan redemptions are only confirmed on quarterly statements. You may sign up to receive your statements electronically at bergerfunds.com.

SHAREHOLDER REPORTS

To reduce expenses, the Fund may mail only one copy of notices, financial reports, prospectuses and proxy statements to investors who share an address, even if the accounts are registered under different names. To automatically receive your own copy or, if at any time you want to request separate copies for individual account holders, you may do so by calling an Investor Service Representative. Your request to receive additional copies will take effect within 30 days. The Fund will continue to send only one copy of these documents unless you withdraw your consent.

SHARE CERTIFICATES

To assist in minimizing administrative costs, share certificates are no longer issued. Records of share ownership are maintained by the Fund's transfer agent in book entry form. If you are selling shares previously issued in certificate form, you need to include the unsigned certificate along with your redemption or exchange request, and send it to Berger Funds by registered mail. If you have lost your certificate, please call an Investor Service Representative.


Berger Funds o March 28, 2002
Berger Small Cap Value Fund II - Institutional Shares

                                                  Berger Small Cap Value Fund II
--------------------------------------------------------------------------------


PURCHASES THROUGH BROKER-DEALERS

You may buy Fund shares through certain broker-dealers or other financial organizations, but these organizations may charge you a fee or may have different minimums for initial or subsequent investments that are not applicable if you buy shares directly from the Fund.

THIRD-PARTY ADMINISTRATORS

Certain brokerage firms and other companies may provide administrative services (such as sub-transfer agency, record-keeping or shareholder communications services) to investors purchasing shares of the Fund through those companies. The Fund's adviser or the Fund (if approved by its directors or trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

PRIVACY NOTICE

To service your account, the Fund may collect personal information from you. Personal information includes information you provide when opening an account or when requesting investment literature, such as your name and address. Personal information also includes your account balance and transaction information.


The Fund does not share, distribute or sell this information to any outside company or individual without permission. Your personal information is used only to service or maintain your account, including providing you with information on Berger Funds' products and services. We will not disclose your personal information to third parties, other than to service your account as permitted by law, nor sell your personal information to third parties. Nor do we provide your personal information to third parties for their marketing purposes. We may disclose information as required by the Securities and Exchange Commission and other federal and state regulatory agencies.


The Fund recognizes the importance of protecting your personal and financial information entrusted to us. Thus, we restrict access to your personal and financial data to those authorized to service your account. These personnel, like all personnel, are subject to a strict employment policy regarding confidentiality. To further ensure your privacy, our web site uses 128-bit internet security encryption protocol. As an added measure, we do not include personal or account information in nonsecure emails that we send you via the internet. Berger Funds' privacy policy may be changed or modified at any time.

RIGHTS RESERVED BY THE FUND

Berger Funds and their agents reserve certain rights including the following:
(1) to waive or reduce investment minimums and fees; (2) to increase investment minimums



                                                   Berger Funds o March 28, 2002
                           Berger Small Cap Value Fund II - Institutional Shares

22

INFORMATION ABOUT
YOUR ACCOUNT (CONTINUED)
--------------------------------------------------------------------------------

following notice; (3) to refuse any purchase or exchange order; (4) to terminate or modify the exchange privilege at any time; (5) to not cancel a transaction once it has been submitted; (6) to discontinue offering shares of a Fund; (7) to close any account if it is believed the shareholder is engaging in activities which may be detrimental to the Fund; (8) to reject any trade not in good order;
(9) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners, or there is reason to believe a fraudulent transaction may occur, or if ordered to do so by a governmental agency; (10) to act on instructions believed to be genuine; and (11) to suspend temporarily shareholder services and telephone transactions, in case of an emergency.

REDEMPTIONS IN-KIND

The Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made to you in portfolio securities rather than cash. If this occurs, you will incur transaction costs if you sell the securities for cash. You may have difficulty selling the securities and recovering the amount of your redemption if the securities are illiquid.

REDEMPTIONS BY THE FUND OF CERTAIN ACCOUNTS

To reduce its expenses, the Fund may involuntarily redeem the shares in your account if your balance drops below $250,000--but only if it drops below this amount because you have redeemed shares, not because the share value has declined. You will be given at least 60 days' notice before the Fund undertakes any involuntary redemption. During that time, you may buy more shares to bring your account to or above the minimum.


DISTRIBUTIONS AND TAXES


DISTRIBUTIONS OF INCOME AND GAINS

Unless you tell us that you want to receive your distributions in cash, they will be reinvested automatically in Fund shares. The Fund generally makes two kinds of distributions:

o Capital gains from the sale of portfolio securities held by a fund. The Fund will distribute any net realized capital gains annually, normally in December.

o Net investment income from interest or dividends received on securities held by a fund. The Fund will distribute its investment income annually, normally in December.

The Fund reserves the right to reinvest into your account undeliverable or uncashed dividend or distribution checks that remain outstanding for six months, or distributions of less than $10. The dividend or distribution amount will be reinvested in shares of the applicable Fund at the NAV next computed after the check is canceled.


Berger Funds o March 28, 2002
Berger Small Cap Value Fund II - Institutional Shares

                                                  Berger Small Cap Value Fund II
--------------------------------------------------------------------------------


BUYING A DISTRIBUTION

Unless you have a tax-deferred account, purchasing shares in an account shortly before a distribution occurs is called "buying a dividend." Income taxes must be paid in taxable accounts on any distributions, regardless of whether the distribution was reinvested or received in cash. This tax liability is incurred whether the actual value of your account increased, decreased or remained the same after your share purchase.

Throughout the period covered by a distribution, funds may build up taxable gains on securities sold at a profit. Any shareholders of record on the "record" date receive the applicable distributions, even if they did not own the shares when the actual gains occurred.

In other words, "buying a dividend" results in you incurring the full tax liability for the entire distribution period, even though you may not have participated in the gains realized by the portfolio.

YOUR TAXES

You generally will owe tax on amounts distributed to you by the Fund in any non-retirement account whether you reinvest them in additional shares or receive them in cash.

Distributions of gains from the sale of assets held by the Fund for more than one year generally are taxable to you at the applicable long-term capital gains rate, regardless of how long you have owned your Fund shares. Distributions from other sources generally are taxed as ordinary income.

Distributions made by the Fund to you will normally be capital gains. A portion of those gains may be net short-term capital gains, which are taxed as ordinary income. The Fund generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing its portfolio will be distributed to you.

If you redeem Fund shares that have appreciated in value, you will have a taxable gain upon redemption. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain if you exchange shares that have appreciated in value.

ADDITIONAL TAX INFORMATION

You should consult your own tax adviser about your particular situation. For more information about other tax matters, including backup withholding for certain taxpayers and other tax aspects of redemptions, see the SAI.


                                                   Berger Funds o March 28, 2002
                           Berger Small Cap Value Fund II - Institutional Shares

24

INFORMATION ABOUT
YOUR ACCOUNT (CONTINUED)
--------------------------------------------------------------------------------

TAX-SHELTERED RETIREMENT PLANS


The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA, SIMPLE IRA or other retirement plans, please call or write to Berger Funds. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at 1-800-259-2820.


Berger Funds o March 28, 2002
Berger Small Cap Value Fund II - Institutional Shares

ORGANIZATION OF THE FUND                          Berger Small Cap Value Fund II
--------------------------------------------------------------------------------


INVESTMENT MANAGERS

The following companies provide investment management and administrative services to the Fund.


Berger Financial Group LLC (BFG) (formerly Berger LLC) (210 University Blvd., Suite 800, Denver, CO 80206) is the Fund's investment adviser. BFG serves as investment adviser, sub-adviser or administrator to mutual funds and institutional investors. BFG has been in the investment advisory business since 1974. As investment adviser, BFG oversees, evaluates and monitors the investment advisory services provided by Bay Isle Financial LLC as sub-adviser. The investment advisory fee charged to the Fund is 0.85% of the first $500 million of average daily net assets, 0.80% of the next 500 million and 0.75% in excess of $1 billion.

Bay Isle Financial LLC (Bay Isle), (475 14th Street, Suite 550, Oakland, California 94612), serves as investment adviser or sub-adviser to mutual funds, institutional investors and individual separate accounts. As sub-adviser, Bay Isle provides day-to-day management of the investment operations of the Berger Small Cap Value Fund II.

Bay Isle, using a team approach, has been the investment manager for the Fund since its inception on March 28, 2002. No one person of the investment team is primarily responsible for making investment recommendations. Bay Isle is the sub-adviser to the Fund and has been managing value accounts since 1987.

                                                   Berger Funds o March 28, 2002
                           Berger Small Cap Value Fund II - Institutional Shares

26


ORGANIZATION OF THE FUND
(CONTINUED)
--------------------------------------------------------------------------------


PORTFOLIO TURNOVER


Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover for the Fund may exceed 100% per year. A turnover rate of 100% means the securities owned by the Fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.


SPECIAL FUND STRUCTURE


The Fund currently has three classes of shares. The Institutional Shares are offered through this prospectus and are designed for investors who maintain a minimum account balance of $250,000. The Investor Shares are offered through a separate prospectus and are available to the general public with a minimum account balance of $2,500. The Service Shares are offered through a separate prospectus and are available through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. Each class of shares has its own expenses so that share price, performance and distributions will differ between classes. The 12b-1 plan adopted by the Berger Small Cap Value Fund II applies to the Investor Shares and Service Shares classes. For more information on Investor Shares, please call 1-800-333-1001. For more information on Service Shares, please call 1-800-333-1001.

For more information on the multi-class fund structure, see the SAI.

Berger Funds o March 28, 2002
Berger Small Cap Value Fund II - Institutional Shares

FOR MORE INFORMATION:

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The Fund's annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance over the past year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities it invests in. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Fund by writing or calling the Fund at:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958
(800) 259-2820
bergerfunds.com


A downloadable file of the SAI and annual and semi-annual reports may also be obtained at bergerfunds.com.

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's web site at http://www.sec.gov.

You can also review and obtain copies of more information about the Fund (including the SAI) by visiting the SEC's Public Reference Room in Washington,D.C. For information on the operation of the Public Reference Room, call (202) 942-8090. Copies of documents may also be obtained, after paying a duplicating fee, by sending your request to the following e-mail address:publicinfo@sec.gov, or by writing to the SEC's Public Reference Room, Washington, D.C. 20549-0102.


INVESTMENT COMPANY ACT FILE NUMBER:

Berger Investment Portfolio Trust  811-8046


(Berger Small Cap Value Fund II - Institutional Shares)                SCV2IPROS

                        Berger Small Cap

                        Value Fund II -

                        Service Shares

                        Prospectus March 28, 2002


                        [BERGER FUNDS LOGO]

The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime. Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money in the Fund.

BERGER FUNDS is a registered servicemark of Berger LLC; THE BERGER MOUNTAIN LOGO is a registered trademark of Berger LLC; BERGER SMALL CAP VALUE FUND II is a servicemark of Berger LLC; and other marks referred to herein are the trademarks, servicemarks, registered trademarks or registered servicemarks of the respective owners thereof.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


BERGER FUNDS(R) are a family of mutual funds. A mutual fund pools money from shareholders and invests in a portfolio of securities. This prospectus offers the class of shares designated as Service Shares of the Berger Small Cap Value Fund II. These shares are only available through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. The Fund is not a clone of the Berger Small Cap Value Fund, thus the performance may differ.



BERGER SMALL CAP VALUE FUND II(SM) - SERVICE SHARES ..........................  4

The Fund's Goal and Principal Investment Strategies ..........................  4

Principal Risks ..............................................................  4

The Fund's Past Performance ..................................................  5

Fund Expenses ................................................................  5

INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS .......................  7

Risk and Investment Glossary .................................................  7

PURCHASING AND SELLING (REDEEMING) SHARES .................................... 12

INFORMATION ABOUT YOUR ACCOUNT ............................................... 13

Excessive Trading ............................................................ 13

Fund Share Price ............................................................. 13

Privacy Notice ............................................................... 14

Distributions and Taxes ...................................................... 15

ORGANIZATION OF THE FUND ..................................................... 17

Investment Managers .......................................................... 17

12b-1 Arrangements ........................................................... 18

Special Fund Structure ....................................................... 18



   Berger Funds o March 28, 2002 Berger Small Cap Value Fund II - Service Shares

4


BERGER SMALL CAP
VALUE FUND II -
SERVICE SHARES                              TICKER SYMBOL                  BVSSX
--------------------------------------------------------------------------------


THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued.


The Fund's investment manager uses fundamental analysis and proprietary valuation models to select stocks for the Fund. The Fund's investment manager generally looks for companies:

     o    That have strong fundamentals and competent management


     o Whose stock is trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow or franchise value

     o Where there is a specific catalyst or event that has the potential to drive appreciation of their stock toward intrinsic value.


The investment manager's philosophy is to weigh a security's downside risk before considering its upside potential, which may help provide an element of capital preservation. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index. Shareholders will be provided at least 60 days notice prior to any change to the Fund's 80% investment policy. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. This average is updated monthly. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. To a certain degree, the Fund invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery.


PRINCIPAL RISKS

You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies. Small company securities may underperform as compared to the securities of larger companies. They may also pose greater market, liquidity and information risk because of narrow product lines, limited financial


Berger Funds o March 28, 2002 Berger Small Cap Value Fund II - Service Shares

                                                  Berger Small Cap Value Fund II
--------------------------------------------------------------------------------



resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund may invest in certain securities with unique risks, such as special situations, which could present increased market and information risks.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.


THE FUND'S PAST PERFORMANCE


The Fund has no performance history since it did not commence operations until March 28, 2002.


FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.


ANNUAL FUND OPERATING EXPENSES(1)
(deducted directly from the Fund)                                         %
--------------------------------------------------------------------------------
Management fee                                                         0.85
Distribution (12b-1) fee                                               0.25
Other expenses(2)                                                      0.73
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                   1.83
--------------------------------------------------------------------------------
Expense Reimbursement(3)                                              (0.08)
--------------------------------------------------------------------------------
Net Expenses                                                           1.75
--------------------------------------------------------------------------------


(1) Based on estimates for the Fund's first year of operations.

(2) Other expenses include a 0.25% Service Fee.


(3) Pursuant to a written agreement, the Fund's investment adviser reimburses the Fund's Service Shares class to the extent that transfer agency, shareholder reporting and registration expenses exceed 0.25% of the Service Shares' average daily net assets during the fiscal year. The agreement may not be terminated until September 30, 2002.


UNDERSTANDING EXPENSES


Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees, 12b-1 fees, service fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.

   Berger Funds o March 28, 2002 Berger Small Cap Value Fund II - Service Shares

6


BERGER SMALL CAP
VALUE FUND II -
SERVICE SHARES
--------------------------------------------------------------------------------


EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o    $10,000 initial investment

o    5% total return for each year


o Fund operating expenses remain the same for each period (except that the example reflects the expense reimbursement by Berger Financial Group LLC for the one-year period and the first year of the three-year period)


o    Redemption after the end of each period

o    Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


Years                                                                       $
--------------------------------------------------------------------------------
One                                                                       178
Three                                                                     568
--------------------------------------------------------------------------------



Berger Funds o March 28, 2002 Berger Small Cap Value Fund II - Service Shares

INVESTMENT TECHNIQUES,
SECURITIES AND ASSOCIATED
RISKS                                             Berger Small Cap Value Fund II
--------------------------------------------------------------------------------


BEFORE YOU INVEST...

in the Fund, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true-the lower the risk, the lower the potential for return.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The Fund is not a complete investment program but may serve to diversify other types of investments in your portfolio. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money by investing in the Fund.


The following glossary will help you further understand the risks the Fund takes by investing in certain securities and the investment techniques used by the Fund. You may get more detailed information about the risks of investing in the Fund in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.


RISK AND INVESTMENT GLOSSARY

BORROWING refers to a loan of money from a bank or other financial institution undertaken by the Fund for temporary or emergency reasons only. The Fund will not borrow more than 25% of its total assets. Leverage Risk

CALL RISK is the possibility that an issuer may redeem or "call" a fixed-income security before maturity at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

COMMON STOCK is a share of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers. Market, Liquidity and Information Risks

CONVERTIBLE SECURITIES(1) are debt or equity securities that may be converted on specified terms into stock of the issuer. Market, Interest Rate, Prepayment and Credit Risks

CORRELATION RISK occurs when the Fund "hedges"--uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to each other the way the Fund manager expects them to, then unexpected results may occur.

CREDIT RISK means that the issuer of a security or the counterparty to an investment contact may default, be downgraded or become unable to pay its obligations when due.

CURRENCY RISK happens when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when the Fund's investments are converted to U.S. dollars.


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
8

INVESTMENT TECHNIQUES,
SECURITIES AND ASSOCIATED
RISKS (CONTINUED)
--------------------------------------------------------------------------------

DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. The Fund is a diversified fund.

FINANCIAL FUTURES(2) are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date at a predetermined price. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options. Hedging, Correlation, Opportunity and Leverage Risks


ECONOMIC RISK is the risk associated with the fact that foreign economies are often less diverse than the U.S. economy. This lack of diversity may lead to greater volatility and could negatively affect foreign investment values. In addition, it is often difficult for domestic investors to understand all the economic factors that influence foreign markets, thus making it harder to evaluate the Fund's holdings.


FOREIGN SECURITIES are issued by companies located outside the United States. The Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S. Market, Currency, Transaction, Liquidity, Information, Economic and Political Risks

FORWARD FOREIGN currency contracts(2) are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date at a predetermined price. Hedging, Credit, Correlation, Opportunity and Leverage Risks

HEDGING RISK comes into play when the Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. However, a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

ILLIQUID AND RESTRICTED SECURITIES are securities that, by rules of their issue or by their nature, cannot be sold readily. These do not include liquid Rule 144A securities. The Fund will not invest more than 15% of its net assets in illiquid and restricted securities. Market, Liquidity and Transaction Risks

INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.



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
                                                                               9


                                                  Berger Small Cap Value Fund II
--------------------------------------------------------------------------------


INITIAL PUBLIC OFFERING (IPO) is the sale of a company's securities to the public for the first time. IPO companies can be small and have limited operating histories. The price of IPO securities can be highly unstable because of prevailing market psychology and the small number of shares available. In addition, the quality and number of IPOs available for purchase may diminish in the future, and their contribution to Fund performance may be less significant as the Fund grows in size. Market, Liquidity and Information Risks

INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.


INVESTMENT GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment grade bonds. Interest Rate, Market, Call and Credit Risks


LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Fund lends securities only on a fully collateralized basis. The Fund may lend portfolio securities only up to 33 1/3% of its total assets. Credit Risk

LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This magnified change can result in a loss that exceeds the amount that was invested in the contract or security.

LIQUIDITY RISK occurs when investments cannot be sold readily. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector or an industry will fluctuate and that such movements might reduce an investment's value.

OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

OPTIONS(2) are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date for a fixed price. Options on securities indexes are similar but settle in cash. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options. Hedging, Credit, Correlation, and Leverage Risks



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

10

INVESTMENT TECHNIQUES,
SECURITIES AND ASSOCIATED
RISKS (CONTINUED)
--------------------------------------------------------------------------------


POLITICAL RISK comes into play with investments, particularly foreign investments, that may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed-income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.


SECTOR FOCUS(3) occurs when a significant portion of the Fund's assets are invested in a relatively small number of related industries. These related industries, or sectors, are narrowly defined segments of the economy, i.e. utilities, technology, healthcare services, telecommunications, etc. There may be additional risks associated with Fund whose investments are focused in a small number of sectors. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the Fund's portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Fund's returns may be considerably more volatile than the returns of a Fund that does not invest in similarly related companies. The Fund will not concentrate 25% or more of its total assets in any one industry. Sector focus may increase both market and liquidity risk. Market and Liquidity Risks

SMALL COMPANY SECURITIES(3) are securities issued by small companies, as measured by their market capitalization. The market capitalization range targeted by the Fund appears under the heading "The Fund's Goals and Principal Investment Strategies." In general, the smaller the company, the greater its risks. Market, Liquidity and Information Risks


SPECIAL SITUATIONS(3) are companies about to undergo a structural, financial or management change that may significantly affect the value of their securities. Market and Information Risks

TEMPORARY DEFENSIVE measures Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times. In response to adverse market, economic, political, or other conditions, a Fund's investment manager may believe taking temporary defensive measures is warranted. When this happens, the Fund may increase its investment in government securities and other short-term securities that are inconsistent with the Fund's principal investment strategies. In addition, certain unusual circumstances may force a Fund to temporarily depart from the investment requirement implied by its name. Opportunity Risk



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
                                                                              11


                                                  Berger Small Cap Value Fund II
--------------------------------------------------------------------------------


TRANSACTION RISK means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual. In the case of foreign securities, use of a foreign securities depository to maintain Fund assets may increase this risk. However, custodial risks of using the depository may be minimized through analysis and continuous monitoring by the Fund's primary custodian.

WRITING (SELLING) COVERED CALL OPTIONS(2) is the selling of a contract to another party that gives them the right but not the obligation to buy a particular security from you. The Fund will write call options only if it already owns the security (if it is "covered"). The Fund may only write call options up to 25% of its total assets. Opportunity, Credit and Leverage Risks

(1) The Fund has no minimum quality standards for convertible securities, although it will not invest in defaulted securities. It also will not invest 20% or more of its assets in convertible securities rated below investment grade or in unrated convertible securities that the adviser or sub-adviser considers to be below investment grade.


(2) The Fund may use futures, forwards and options only for hedging. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options, although the Fund may have more at risk under these contracts than the initial margin or premium. However, the Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.


(3) The security or technique is emphasized by the Fund.



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


12

PURCHASING AND SELLING
(REDEEMING) SHARES
--------------------------------------------------------------------------------

Investors may not purchase or redeem shares of the Fund directly. The Fund sells its shares through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. You may purchase shares of the Fund through participating brokers, dealers, and other financial professionals. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf. Please contact your financial professional or refer to your program documents for information regarding how you can purchase, redeem or exchange shares.


The Fund does not impose any sales charges, commissions or redemption fees for the purchase or redemption of Fund shares. However, financial advisers, financial supermarkets, brokerage firms, and other financial institutions may charge a separate fee for administrative services in connection with investments in Fund shares and may impose minimum investment amounts or limitations on the purchase or redemption of shares. If you invest through a retirement plan, your plan administrator may impose additional fees when you participate in the plan. These fees would be in addition to fees charged by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional provisions or conditions from those described in this prospectus.


Securities brokers and other financial organizations have the responsibility for transmitting purchase orders and funds, and for crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus. Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order by a Fund, its authorized agent or its designee. Purchases must be made in U.S. dollars drawn on U.S. banks.


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






                                                                             13


INFORMATION ABOUT YOUR
ACCOUNT                                           Berger Small Cap Value Fund II
--------------------------------------------------------------------------------


EXCESSIVE TRADING

The Fund does not permit excessive, short-term or other abusive trading practices due to the potential negative impact upon portfolio management strategies and overall fund performance. The Fund reserves the right to reject any purchase or exchange order and to revoke the exchange privilege from any investor that, in the Fund's opinion, engages in trading that may be disruptive to the Fund, or who has a history of excessive trading. Accounts under common ownership or control may be considered together when evaluating the trading history.

FUND SHARE PRICE


The price at which Fund shares are sold and redeemed is the share price or net asset value (NAV). The share price for the Service Shares of the Fund is determined by adding the Service Shares' pro rata portion of the total value of the Fund's investments, cash and other assets, deducting the Service Shares' pro rata portion of the Fund's liabilities and the liabilities attributable directly to the Service Shares, and then dividing that value by the total number of the Service Shares outstanding. Share price is calculated separately for each class of Fund shares.


The Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern time) each day that the Exchange is open. Share prices are not calculated on the days that the Exchange is closed.

For a purchase, redemption or exchange of Fund shares, your price is the share price next calculated after your request is received in good order and accepted by the Fund, its authorized agent or designee. To receive a specific day's price, your request must be received before the close of the New York Stock Exchange on that day.

Generally, payment for redeemed shares will be sent within seven days after receipt of the redemption request in good order. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission.

When the Fund calculates its share price, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees or directors. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.



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
14

INFORMATION ABOUT YOUR
ACCOUNT (CONTINUED)
--------------------------------------------------------------------------------

The Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected, and you will not be able to purchase or redeem shares.

FINANCIAL INTERMEDIARIES

Certain brokerage firms and other companies may provide administrative services (such as sub-transfer agency, record-keeping or shareholder communications services) to investors purchasing shares of the Fund through those companies. The Fund's adviser or the Fund (if approved by its directors or trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

PRIVACY NOTICE

To service your account, the Fund may collect personal information from you. Personal information includes information you provide when opening an account or when requesting investment literature, such as your name and address. Personal information also includes your account balance and transaction information.


The Fund does not share, distribute or sell this information to any outside company or individual without permission. Your personal information is used only to service or maintain your account, including providing you with information on Berger Funds' products and services. We will not disclose your personal information to third parties, other than to service your account as permitted by law, nor sell your personal information to third parties. Nor do we provide your personal information to third parties for their marketing purposes. We may disclose information as required by the Securities and Exchange Commission and other federal and state regulatory agencies.


The Fund recognizes the importance of protecting your personal and financial information entrusted to us. Thus, we restrict access to your personal and financial data to those authorized to service your account. These personnel, like all personnel, are subject to a strict employment policy regarding confidentiality. To further ensure your privacy, our web site uses 128-bit internet security encryption protocol. As an added measure, we do not include personal or account information in nonsecure emails that we send you via the internet. Berger Funds' privacy policy may be changed or modified at any time.

RIGHTS RESERVED BY THE FUND

Berger Funds and their agents reserve certain rights including the following:
(1) to waive or reduce investment minimums and fees; (2) to increase investment minimums following notice; (3) to refuse any purchase or exchange order; (4) to terminate or modify the exchange privilege at any time; (5) to not cancel a transaction once it has




Berger Funds o March 28, 2002 Berger Small Cap Value Fund II - Service Shares

                                                  Berger Small Cap Value Fund II
--------------------------------------------------------------------------------


been submitted; (6) to discontinue offering shares of a Fund; (7) to close any account if it is believed the shareholder is engaging in activities which may be detrimental to the Fund; (8) to reject any trade not in good order; (9) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners, or there is reason to believe a fraudulent transaction may occur, or if ordered to do so by a governmental agency; (10) to act on instructions believed to be genuine; and
(11) to suspend temporarily shareholder services and telephone transactions, in case of an emergency.

REDEMPTIONS IN-KIND

The Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made to you in portfolio securities rather than cash. If this occurs, you will incur transaction costs if you sell the securities for cash. You may have difficulty selling the securities and recovering the amount of your redemption if the securities are illiquid.


DISTRIBUTIONS AND TAXES


DISTRIBUTIONS OF INCOME AND GAINS

Unless you tell us that you want to receive your distributions in cash, they will be reinvested automatically in Fund shares. The Fund generally makes two kinds of distributions:

o Capital gains from the sale of portfolio securities held by a fund. The Fund will distribute any net realized capital gains annually, normally in December.

o Net investment income from interest or dividends received on securities held by a fund. The Fund will distribute its investment income annually, normally in December.

The Fund reserves the right to reinvest into your account undeliverable or uncashed dividend or distribution checks that remain outstanding for six months, or distributions of less than $10. The dividend or distribution amount will be reinvested in shares of the applicable Fund at the NAV next computed after the check is canceled.

BUYING A DISTRIBUTION

Unless you have a tax-deferred account, purchasing shares in an account shortly before a distribution occurs is called "buying a dividend." Income taxes must be paid in taxable accounts on any distributions, regardless of whether the distribution was reinvested or received in cash. This tax liability is incurred whether the actual value of your account increased, decreased or remained the same after your share purchase.

Throughout the period covered by a distribution, funds may build up taxable gains on securities sold at a profit. Any shareholders of record on the "record" date receive the applicable distributions, even if they did not own the shares when the actual gains occurred.



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
16

INFORMATION ABOUT YOUR
ACCOUNT (CONTINUED)
--------------------------------------------------------------------------------

In other words, "buying a dividend" results in you incurring the full tax liability for the entire distribution period, even though you may not have participated in the gains realized by the portfolio.

YOUR TAXES

You generally will owe tax on amounts distributed to you by the Fund in any non-retirement account whether you reinvest them in additional shares or receive them in cash.

Distributions of gains from the sale of assets held by the Fund for more than one year generally are taxable to you at the applicable long-term capital gains rate, regardless of how long you have owned your Fund shares. Distributions from other sources generally are taxed as ordinary income.

Distributions made by the Fund to you will normally be capital gains. A portion of those gains may be net short-term capital gains, which are taxed as ordinary income. The Fund generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing its portfolio will be distributed to you.

If you redeem Fund shares that have appreciated in value, you will have a taxable gain upon redemption. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain if you exchange shares that have appreciated in value.

ADDITIONAL TAX INFORMATION

You should consult your own tax adviser about your particular situation. For more information about other tax matters, including backup withholding for certain taxpayers and other tax aspects of redemptions, see the SAI.



Berger Funds o March 28, 2002 Berger Small Cap Value Fund II - Service Shares

ORGANIZATION OF THE FUND                          Berger Small Cap Value Fund II
--------------------------------------------------------------------------------


INVESTMENT MANAGERS

The following companies provide investment management and administrative services to the Fund.


Berger Financial Group LLC (BFG) (formerly Berger LLC) (210 University Blvd., Suite 800, Denver, CO 80206) is the Fund's investment adviser. BFG serves as investment adviser, sub-adviser or administrator to mutual funds and institutional investors. BFG has been in the investment advisory business since 1974. As investment adviser, BFG oversees, evaluates and monitors the investment advisory services provided by Bay Isle Financial LLC as sub-adviser. The investment advisory fee charged to the Fund is 0.85% of the first $500 million of average daily net assets, 0.80% of the next $500 million and 0.75% in excess of $1 billion.

Bay Isle Financial LLC (Bay Isle), (475 14th Street, Suite 550, Oakland, California 94612), serves as investment adviser or sub-adviser to mutual funds, institutional investors and individual separate accounts. As sub-adviser, Bay Isle provides day-to-day management of the investment operations of the Berger Small Cap Value Fund II.

Bay Isle, using a team approach, has been the investment manager for the Fund since its inception on March 28, 2002. No one person of the investment team is primarily responsible for making investment recommendations. Bay Isle is the sub-adviser to the Fund and has been managing value accounts since 1987.


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


18

ORGANIZATION OF THE FUND
(CONTINUED)
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER


Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover for the Fund may exceed 100% per year. A turnover rate of 100% means the securities owned by the Fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.


12b-1 ARRANGEMENTS


You pay no sales charge or commissions when you buy or sell Fund shares. However, the Fund has adopted a 12b-1 plan for its Service Shares class, permitting them to pay a fee in connection with distribution of those shares. BFG is entitled to be paid a fee under the plan of 0.25% of the Fund's average daily net assets attributable to the Service Shares. Because this fee is paid on an ongoing basis, this may result in the cost of your investment increasing and over time may cost you more than other types of sales charges. The fee may be used for such things as marketing and promotion, compensation to dealers and others who provide distribution and administrative services, and shareholder support services (such as routine requests for information).


SERVICE FEE


The Fund pays BFG a shareholder service fee at an annual rate of 0.25% of the average daily net assets of the Service Shares class for providing shareholder and other administrative services to investors in order to maintain their accounts. BFG may select and compensate others to perform these services for their investors, including retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries.


SPECIAL FUND STRUCTURE


The Fund currently has three classes of shares. The Service Shares are offered through this prospectus and are available through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. The Investor Shares are offered through a separate prospectus and are available to the general public with a minimum account balance of $2,500. The Institutional Shares are offered through a separate prospectus and are designed for investors who maintain a minimum account balance of $250,000. Each class of shares has its own expenses so that share price, performance and distributions will differ between classes. The 12b-1 plan adopted by the Berger Small Cap Value Fund II applies to the Investor Shares and Service Shares classes. For more information on Investor Shares, please call 1-800-333-1001. For more information on Institutional Shares, please call 1-800-259-2820.


For more information on the multi-class fund structure, see the SAI.


Berger Funds o March 28, 2002 Berger Small Cap Value Fund II - Service Shares

FOR MORE INFORMATION:

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The Fund's annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance over the past year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities it invests in. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Fund by writing or calling the Fund at:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958
(800) 259-2820
bergerfunds.com

A downloadable file of the SAI and annual and semi-annual reports may also be obtained at bergerfunds.com.

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's web site at http://www.sec.gov.


You can also review and obtain copies of more information about the Fund (including the SAI) by visiting the SEC's Public Reference Room in Washington D.C. For information on the operation of the Public Reference Room, call (202) 942-8090. Copies of documents may also be obtained, after paying a duplicating fee, by sending your request to the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference
Room, Washington, D.C. 20549-0102.


INVESTMENT COMPANY ACT FILE NUMBER:


Berger Investment Portfolio Trust  811-8046



(Berger Small Cap Value Fund II - Service Shares)                      SCV2SPROS

                         BERGER SMALL CAP VALUE FUND II
                 (A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST)

                                 INVESTOR SHARES


                       STATEMENT OF ADDITIONAL INFORMATION
                        INVESTOR SERVICES: 1-800-551-5849



                    This Statement of Additional Information ("SAI") is not a prospectus. It relates to the Prospectus describing the Investor Shares of the Berger Small Cap Value Fund II (the "Fund"), dated March 28, 2002, as it may be amended or supplemented from time to time, which may be obtained by writing the Fund at P.O. Box 5005, Denver, Colorado 80217-5005, or calling 1-800-333-1001.





                    This SAI is about the class of shares of the Fund designated as Investor Shares. Investor Shares are available to the general public and require a minimum account balance of $2,500. This SAI provides further description of the Fund.








                              DATED MARCH 28, 2002

                                TABLE OF CONTENTS
                                        &
                         CROSS-REFERENCES TO PROSPECTUS





                                                             PAGE      CROSS-REFERENCES TO RELATED
SECTION                                                       NO.      DISCLOSURES IN PROSPECTUS
-------                                                      ----      ---------------------------

     Introduction                                               1      Table of Contents


1.   Investment Strategies and Risks of the Fund                1      Berger Small Cap Value Fund II;
                                                                       The Fund's Goal and Principal Investment Strategies;
                                                                       Principal Risks

2.   Investment Restrictions                                   13      Berger Small Cap Value Fund II; The Fund's Goal and
                                                                       Principal Investment Strategies; Principal Risks;
                                                                       Investment Techniques, Securities and Associated Risks

3.   Management of the Fund                                    15      Organization of the Fund

4.   Investment Adviser and Sub-Adviser                        25      Organization of the Fund

5.   Expenses of the Fund                                      27      Fund Expenses; Organization of the Fund

6.   Brokerage Policy                                          30      Organization of the Fund

7.   How to Purchase and Redeem Shares of the Fund             31      To Open an Account or Purchase Shares; Selling
                                                                       (Redeeming) Shares

8.   How the Net Asset Value is Determined                     32      Fund Share Price

9.   Income Dividends, Capital Gains Distributions             33      Distributions and Taxes
     and Tax Treatment

10.  Suspension of Redemption Rights                           34      Information About Your Account

11.  Tax-Sheltered Retirement Plans                            35      Tax-Sheltered Retirement Plans

12.  Exchange Privilege and Systematic Withdrawal Plan         37      Exchanging Shares

13.  Performance Information                                   38      N/A

14.  Additional Information                                    39      Organization of the Fund; Special Fund Structure

     Financial Information                                             N/A

                                  INTRODUCTION


                  The Fund described in this SAI is a mutual fund, or an open-end, management investment company. The Fund is a diversified fund.

1.                INVESTMENT STRATEGIES AND RISKS OF THE FUND

                  The Prospectus discusses the investment objective of the Fund and the principal investment strategies employed to achieve that objective. It also describes the principal risks of investing in the Fund.

                  This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to those investments, policies and strategies.

                  COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market, and that such movements might reduce their value.

                  DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities that bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") and Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. The Fund will not purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases in which the ratings assigned by more than one rating agency differ, the Fund will consider the security as rated in the higher category. If nonconvertible securities purchased by the Fund are downgraded to below investment grade following purchase, the trustees of the Fund, in consultation with the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

                  Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by the Fund. Conversely, during periods of rising interest rates, the value of fixed-income securities held by the Fund will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

                  Certain debt securities can also present prepayment risk. For example, a security may contain redemption and call provisions. If an issuer exercises these provisions when interest rates are declining, the Fund could sustain investment losses as well as have to reinvest the proceeds from the security at lower interest rates, resulting in a decreased return for the Fund.

                  CONVERTIBLE SECURITIES. The Fund may also purchase debt or equity securities that are convertible into common stock when the Fund's sub-adviser believes they offer the potential for a higher total return than nonconvertible securities. Although fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities that the Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Fund or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody's or S&P or a similar determination of creditworthiness by the Fund's sub-adviser. The Fund has no preestablished minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Fund will not invest in any security in default at the time of purchase, and the Fund will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by the Fund are downgraded following purchase, or if other circumstances cause 20% or more of the Fund's assets to be invested in convertible securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

                  SPECIAL SITUATIONS. The Fund may also invest in "special situations." Special situations are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services that may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or that enjoy particular tax advantages. Other examples are companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or that are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

                  ZEROS/STRIPS. The Fund may invest also in zero coupon bonds or in "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest coupon after the securities are issued but otherwise are comparable to zero coupon bonds. The market values of "strips" and zero coupon bonds generally fluctuate in response to changes in interest rates to a greater degree than do interest-paying securities of comparable term and quality.

                  SECURITIES OF SMALLER COMPANIES. The Fund may invest in securities of companies with small or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies because smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

                  SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. The Fund may invest in securities of companies with limited operating histories. The Fund considers these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies.

                  INITIAL PUBLIC OFFERINGS. The Fund may invest in a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. See "Securities of Smaller Companies" and "Securities of Companies with Limited Operating Histories".



                  Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal investors. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

                  The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, a Fund's adviser or sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Fund's investors. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

                  The effect of an IPO investment can have a magnified impact on a Fund's performance when the Fund's asset base is small. Consequently, IPOs may constitute a significant portion of a Fund's returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of a Fund's assets as it increases in size and therefore have a more limited effect on the Fund's performance.



                  There can be no assurance that IPOs will continue to be available for the Fund to purchase. The number or quality of IPOs available for purchase by a Fund may vary, decrease or entirely disappear. In some cases, the Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.





                  The adviser's or sub-adviser's IPO trade allocation procedures govern which Funds and other advised accounts participate in the allocation of any IPO. See the heading "Trade Allocations" under Section 4. Under the IPO allocation procedures of Berger Financial Group LLC, a Fund generally will not participate in an IPO if the securities available for allocation to the Fund are insignificant relative to the Fund's net assets. As a result, a Fund or account whose assets are very large is not likely to participate in the allocation of many IPOs.



                  FOREIGN SECURITIES. The Fund may invest in foreign securities, which may be traded in foreign markets and denominated in foreign currency. The Fund's investments may also include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts (GDRs).

                  Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Fund. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. A developing country generally is considered to be in the initial stages of its industrialization cycle. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature and to political systems that can be expected to have less stability than developed countries.

                  There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing the Fund to experience losses or miss investment opportunities. The use of a foreign securities depository may increase this risk. The Fund may maintain assets with a foreign securities depository if certain conditions are met. A foreign securities depository may maintain assets on behalf of the Fund if the depository: (a) acts as or operates a system for the central handling of securities that is regulated by a foreign financial regulatory authority; (b) holds assets on behalf of the Fund under safekeeping conditions no less favorable than those that apply to other participants; (c) maintains records that identify the assets of participants and keeps its own assets separated from the assets of participants; (d) provides periodic reports to participants; and
(e) undergoes periodic examination by regulatory authorities or independent accountants. In addition, the Fund's primary custodian provides the Fund with an analysis of the custodial risks of using a depository, monitors the depository on a continuous basis and notifies the Fund of any material changes in risks associated with using the depository. In general, the analysis may include an analysis of a depository's expertise and market reputation; the quality of its services, its financial strength, and insurance or indemnification arrangements; the extent and quality of regulation and independent examination of the depository; its standing in published ratings; its internal controls and other procedures for safeguarding investments, and any related legal proceedings.

                  Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. The Fund will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, the Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

                  If the Fund is invested in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

                  PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS). The Fund may purchase the securities of certain companies considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. For certain types of PFICs, in addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), investors will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 9.

                  ILLIQUID AND RESTRICTED SECURITIES. The Fund is authorized to invest in securities that are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Fund will not purchase any such security, the purchase of which would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Fund might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of the Fund's net assets to be invested in illiquid securities, the trustees of the Fund, in consultation with the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

                  Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, the Fund's sub-adviser will determine whether securities eligible for resale to qualified institutional buyers pursuant to SEC Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (a) the frequency of trades and quotes for the security; (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). The liquidity of the Fund's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.

                  REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is an agreement under which the Fund acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. In addition, the trustees will establish guidelines and standards for review by the investment sub-adviser of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

                  These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) but involve certain risks, such as credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed and delayed. Further, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Fund expects that these risks can be controlled through careful monitoring procedures.

                  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, the Fund currently does not intend to purchase or sell securities on a when-issued or delayed delivery basis if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, obligations of issuers eligible for investment by the Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into but in no event later than 90 days. However, no payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction.

                  When the Fund purchases securities on a when-issued basis, it will maintain, in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

                  LENDING OF PORTFOLIO SECURITIES. The Fund may lend its securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Loans of securities by the Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-to-market on a daily basis. By lending its securities, the Fund will be attempting to generate income through the receipt of interest on the loan, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

                  The Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940 or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receives reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receives all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

                  The Fund bears risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Fund will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33 1/3% of the value of the Fund's total assets (including the value of the collateral received to secure the loan). Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.

                  Although voting rights with respect to loaned securities pass to the borrower, the Fund retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall loaned securities in time to exercise voting rights may be unsuccessful, especially for foreign securities or thinly traded securities. In addition, it is expected that loaned securities will be recalled for voting only when the items being voted on are, in the judgment of the Fund's sub-adviser, either material to the economic value of the security or threaten to materially impact the issuing company's corporate governance policies or structure.

                  SHORT SALES. The Fund currently is permitted to engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box").

                  In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

                  Under prior law, the Fund could have made a short sale, as described above, when it wanted to sell a security it owned at a current attractive price but also wished to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. However, federal tax legislation has eliminated the ability to defer recognition of gain or loss in short sales against the box, and accordingly it is not anticipated that the Fund will be engaging in these transactions unless there are further legislative changes.

                  HEDGING TRANSACTIONS. The Fund is authorized to make limited use of certain types of futures, forwards and/or options, but only for the purpose of hedging, that is, protecting against market risk caused by market movements that may adversely affect the value of the Fund's securities or the price of securities that the Fund is considering purchasing. The utilization of futures, forwards and options is also subject to policies and procedures that may be established by the trustees from time to time. In addition, the Fund is not required to hedge. Decisions regarding hedging are subject to the adviser's judgment of the cost of the hedge, its potential effectiveness and other factors the adviser considers pertinent.

                  A hedging transaction may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit the Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. In addition, hedging transactions do not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire. Use of these instruments by the Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation or, in the case of a call option written by the Fund, may exceed the premium received for the option. However, the Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that the Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by the Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

                  The principal risks of the Fund utilizing futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

                  Following is additional information concerning the futures, forwards and options that the Fund may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options. In addition, the Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

                  Futures Contracts. Financial futures contracts are exchange-traded contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the mark-to-market value of the underlying instruments, in most cases the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.

                  The Fund may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

                  Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. The Fund will incur brokerage fees when it buys or sells futures contracts.

                  In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Fund will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

                  The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, the Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

                  Although the Fund would hold cash and liquid assets in a segregated account with a mark-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position.

                  The acquisition or sale of a futures contract may occur, for example, when the Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby prevent the Fund's net asset value from declining as much as it otherwise would have. The Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows the Fund to maintain a defensive position without having to sell portfolio securities.

                  Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, the Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated, and the Fund could buy equity securities on the cash market.

                  The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions that could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the Fund still may not result in a successful use of futures.

                  Futures contracts entail additional risks. Although the Fund will only utilize futures contracts when it believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, the Fund intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

                  The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not exactly match the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

                  Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a value less than or equal to the securities it wishes to hedge or is considering purchasing. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

                  Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions could also be impaired.

                  Options on Futures Contracts. The Fund may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, the Fund may buy a call option on a futures contract to hedge against a market advance, and the Fund might buy a put option on a futures contract to hedge against a market decline.

                  The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency that is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, the Fund will retain the full amount of the option premium that provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option the Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

                  The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

                  The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

                  Forward Foreign Currency Exchange Contracts. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Fund currently intends that it will only use forward contracts or commitments for hedging purposes and will only use forward foreign currency exchange contracts, although the Fund may enter into additional forms of forward contracts or commitments in the future if they become available and advisable in light of the Fund's objectives and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated exchange.

                  The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the currency. The Fund may also enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

                  These types of hedging minimize the effect of currency appreciation as well as depreciation but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Fund's currency exposure from one foreign currency to another limits the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if its investment manager's projection of future exchange rates is inaccurate. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

                  The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts.

                  While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts may be restricted. The Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. In addition, when the Fund enters into a privately negotiated forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, the Fund intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Fund becomes unacceptably high.

                  Options on Securities and Securities Indices. The Fund may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over-the-counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price or will not decrease (in the case of a put) to below the exercise price, in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when the Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

                  A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

                  The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

                  The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. If the Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

                  The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

                  An option position may be closed out only when a secondary market exists for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (a) there may be insufficient trading interest in certain options, (b) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (c) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (d) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (e) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (f) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

                  In addition, when the Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

                  An option on a securities index is similar to an option on a security except that rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

                  The Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. The Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

                  An example of a hedging transaction using an index option would be if the Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Fund will generally invest may be imperfect, the Fund expects, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.



                  TEMPORARY DEFENSIVE MEASURES. Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times. The Fund may increase its investment in government securities, and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies or its normal investment emphasis, when its adviser or sub-adviser believes market, economic or political conditions warrant a temporary defensive position. In addition, certain unusual circumstances may force the Fund to temporarily depart from the investment requirement implied by its name. Taking larger positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, the Fund could miss the opportunity to participate in any stock or bond market advances that occur during those periods, which the Fund might have been able to participate in if it had remained more fully invested.



                  PORTFOLIO TURNOVER. Investment changes in the Fund will be made whenever management deems them appropriate even if this results in a higher portfolio turnover rate. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in the Fund's portfolio are replaced in a period of one year. In addition, portfolio turnover for the Fund may increase as a result of large amounts of purchases and redemptions of shares of the Fund due to economic, market or other factors that are not within the control of management.

                  Higher portfolio turnover will necessarily result in correspondingly higher brokerage costs for the Fund. The existence of a high portfolio turnover rate has no direct relationship to the tax liability of the Fund, although sales of certain stocks will lead to realization of gains and, possibly, increased taxable distributions to investors. The Fund's brokerage policy is discussed further under Section 6--Brokerage Policy, and additional information concerning income taxes is located under Section 9--Income Dividends, Capital Gains Distributions and Tax Treatment.

2.                INVESTMENT RESTRICTIONS

                  The investment objective of the Fund is capital appreciation. The investment objective of the Fund is considered fundamental, meaning that it cannot be changed without an investor vote. There can be no assurance that the Fund's investment objective will be realized.

                  The Fund has also adopted certain investment policies, strategies, guidelines and procedures in pursuing its objective. These may be changed without an investor vote. The principal policies and strategies used by the Fund are described in the Prospectus.



                  For each Fund that has adopted an 80% investment strategy pursuant to Rule 35d-1 of the 1940 Act (the "Rule"), the trustees have adopted a non-fundamental policy to provide shareholders with at least 60 days notice prior to changing an existing investment strategy. The Rule requires that at least 80% of a Fund's net assets (plus the amount of any borrowings for investment purposes) be invested in a strategy suggested by the Fund's name, under normal circumstances. The notice required by the non-fundamental policy must meet the requirements of Rule 35d-1(c). This non-fundamental policy may be changed by the trustees without a shareholder vote.



                  In addition, the Fund has adopted certain fundamental and non-fundamental restrictions on its investments and other activities, which are listed below. Fundamental restrictions may not be changed without the approval of (a) 67% or more of the voting securities of the Fund present at a meeting of investors thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities of the Fund. Non-fundamental restrictions may be changed in the future by action of the trustees without investor vote.

                  The following fundamental restrictions apply to the Fund. The Fund may not:



                  1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.



                  2. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

                  3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

                  4. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

                  5. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.



                  In applying the industry concentration investment restriction (no. 2 above), the Fund uses the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated. Further, in implementing that restriction, the Fund intends not to invest in any one industry 25% or more of the value of its total assets at the time of such investment.



                  The trustees have adopted additional non-fundamental investment restrictions for the Fund. These limitations may be changed by the trustees without an investor vote. The non-fundamental investment restrictions include the following:

                  1. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

                  2. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

                  3. The Fund may not invest in companies for the purposes of exercising control of management.

                  4. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

                  5. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.



                  6. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.



3.                MANAGEMENT OF THE FUND



                  The Fund is supervised by trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's Board hires the companies that run day-to-day Fund operations, such as the investment adviser, administrator, transfer agent and custodian.





                  The trustees and executive officers of the Fund are listed below, together with information that includes their principal occupations during the past five years and other principal business affiliations. The trustees of the Fund have adopted a trustee retirement age of 75 years.

                              POSITION(S)                                                      NUMBER OF
                             HELD WITH THE                                                     FUNDS IN
                              TRUST, TERM                                                        FUND
                             OF OFFICE AND                                                      COMPLEX          OTHER
NAME, ADDRESS                  LENGTH OF                                                        OVERSEEN     DIRECTORSHIPS
AND AGE                       TIME SERVED  PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS       BY TRUSTEE   HELD BY TRUSTEE
-------------                ------------  ---------------------------------------------       ----------   ---------------

INDEPENDENT TRUSTEES

Michael Owen                 Chairman of   Dean of Zayed University (since September 2000).        22              n/a
210 University Blvd.         the Board     Formerly self-employed as a financial and
Suite 800                                  management consultant, and in real estate
Denver, CO 80206                           development (from June 1999 to September 2000).
                                           Dean (from 1993 to June 1999), and a member of the
                                           Finance faculty (from 1989 to 1993), of the College
                                           of Business, Montana State University. Formerly,
                                           Chairman and Chief Executive Officer of Royal Gold,
DOB: 1937                                  Inc. (mining) (1976 to 1989).

Dennis E. Baldwin            Trustee       President, Baldwin Financial Counseling (since July     22              n/a
210 University Blvd.                       1991). Formerly, Vice President and Denver Office
Suite 800                                  Manager of Merrill Lynch Capital Markets (1978 to
Denver, CO 80206                           1990).

DOB: 1928

Katherine A. Cattanach, CFA  Vice Chair    Managing Principal (since September 1987),              22              n/a
210 University Blvd.         of the Board  Sovereign Financial Services, Inc. (investment
Suite 800                                  consulting firm). Executive Vice President (1981 to
Denver, CO 80206                           1988), Captiva Corporation, Denver, Colorado
                                           (private investment management firm). Ph.D. in
DOB: 1945                                  Finance (Arizona State University).

Paul R. Knapp                Trustee       Executive Officer of DST Systems, Inc. ("DST"), a       22     Director and Vice
210 University Blvd.                       publicly traded information and transaction                    President (February 1998
Suite 800                                  processing company, which acts as the Funds'                   to November 2000) of West
Denver, CO 80206                           transfer agent (since October 2000). DST is 33%                Side Investments, Inc.
                                           owned by Stilwell Management Inc., which owns                  (investments), a wholly
DOB: 1945                                  approximately 89.5% of Berger Financial Group LLC.             owned subsidiary of DST
                                           Mr. Knapp owns common shares and options                       Systems, Inc.
                                           convertible into common shares of DST Systems
                                           which, in the aggregate and assuming exercise of
                                           the options, would result in his owning less
                                           than 1/2 of 1% of DST System's common shares. Mr.
                                           Knapp is also President of Vermont Western
                                           Assurance, Inc., a wholly owned subsidiary of DST
                                           Systems (since December 2000). President, Chief
                                           Executive Officer and a director (September 1997 to
                                           October 2000) of DST Catalyst, Inc., an
                                           international financial markets consulting,
                                           software and computer services company, (now DST
                                           International, a subsidiary of DST). Previously
                                           (1991 to October 2000), Chairman, President, Chief
                                           Executive Officer and a director of Catalyst
                                           Institute (international public policy research
                                           organization focused

                                           primarily on financial markets and institutions);
                                           also (1991 to September 1997), Chairman, President,
                                           Chief Executive Officer and a director of Catalyst
                                           Consulting (international financial institutions
                                           business consulting firm).

Harry T. Lewis, Jr.          Trustee       Lewis Investments (since June 1988) (self-employed      22     Director, J.D. Edwards &
210 University Blvd.                       private investor). Formerly, Senior Vice President,            Co. (1995 to March 2002);
Suite 800                                  Rocky Mountain Region, of Dain Bosworth                        Director, National Fuel
Denver, CO 80206                           Incorporated and member of that firm's Management              Corporation (oil & gas
                                           Committee (1981 to 1988).                                      production); Advisory
DOB: 1933                                                                                                 Director, Otologics, LLC,
                                                                                                          (implantable hearing aid)
                                                                                                          (since 1999); Member of
                                                                                                          Community Advisory Board,
                                                                                                          Wells Fargo Bank-Denver

William Sinclaire            Trustee       President (since January 1998), Santa Clara LLC         22              n/a
210 University Blvd.                       (privately owned agricultural company). President
Suite 800                                  (January 1963 to January 1998), Sinclaire Cattle
Denver, CO 80206                           Co. (privately owned agricultural company).

DOB: 1928

Albert C. Yates              Trustee       President (since 1990), Chancellor and Professor of     22     Member, Board of
210 University Blvd.                       Chemistry-Department of Chemistry, of Colorado                 Directors, Adolph Coors
Suite 800                                  State University. Formerly Executive Vice President            Company (brewing company)
Denver, CO 80206                           and Provost (1983 to 1990), Academic Vice President            (since 1998);  Member,
                                           and Provost (1981 to 1983) and Professor of                    Board of Directors,
DOB: 1941                                  Chemistry (1981 to 1990) of Washington State                   Dominion Industrial
                                           University. Vice President and University Dean for             Capital Bank (1999 to
                                           Graduate Studies and Research and Professor of                 2000);  Member, Board of
                                           Chemistry of the University of Cincinnati (1977 to             Directors, Centennial Bank
                                           1981).                                                         of the West (since 2001)


                              POSITION(S)                                                    NUMBER OF
                            HELD WITH THE                                                    FUNDS IN
                             TRUST, TERM                                                       FUND               OTHER
                            OF OFFICE AND                                                    COMPLEX          DIRECTORSHIPS
NAME, ADDRESS                 LENGTH OF                                                     OVERSEEN BY           HELD
AND AGE                      TIME SERVED   PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS      TRUSTEE           BY TRUSTEE
-------------               -------------  ---------------------------------------------    -----------       -------------
INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson*           President and  President and a director since May 1999 (Executive    22       Audit Committee Member of
210 University Blvd.        Trustee of     Vice President from February 1999 to May 1999) of              the Public Employees'
Suite 800                   the Trust      Berger Growth Fund and Berger Large Cap Growth                 Retirement Association of
Denver, CO 80206            (since May     Fund. President and a trustee since May 1999                   Colorado (pension plan)
                            1999)          (Executive Vice President from February 1999 to May            (from November 1997 to
DOB: 1949                                  1999) of Berger Investment Portfolio Trust, Berger             December 2001).
                                           Institutional Products Trust, Berger Worldwide
                                           Funds Trust, Berger Worldwide Portfolios Trust and
                                           Berger Omni Investment Trust. President and Chief
                                           Executive Officer (since June 1999) (Executive Vice
                                           President from February 1999 to June 1999) of
                                           Berger Financial Group LLC (formerly Berger LLC).
                                           Director, President and Chief Executive Office of
                                           Stilwell Management, Inc. (since September 1999).
                                           President and Chief Executive Officer of Berger/Bay
                                           Isle LLC (since May 1999). Self-employed as a
                                           consultant from July 1995 through February 1999.
                                           Director of Wasatch Advisors (investment
                                           management) from February 1997 to February 1999.

*Mr. Thompson is considered an interested person of the Trust due to his positions held at Berger Financial Group LLC (or its affiliated companies).








                         POSITION(S) HELD WITH THE TRUST,
NAME, ADDRESS                 TERM OF OFFICE AND
AND AGE                     LENGTH OF TIME SERVED               PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------            -------------------------------        ---------------------------------------------
OFFICERS OF THE TRUST

Jay W. Tracey, CFA*      Executive Vice President of the     Executive Vice President of the Berger Funds (since August
210 University Blvd.     Trust (since Aug. 2000) and         2000). Executive Vice President and Chief Investment
Suite 800                Portfolio Manager (since June       Officer of Berger Financial Group LLC (since June 2000).
Denver, CO 80206         2000)                               Portfolio manager of the Berger Growth Fund (since August
                                                             2000); team portfolio manager of the Berger Select Fund
DOB: 1954                                                    (since June 2000) and the Berger Large Cap Growth Fund
                                                             (from January 2001 through December 2001). Team portfolio
                                                             manager (since December 2001) of the Berger Mid Cap Growth
                                                             Fund and team interim portfolio manager (since December
                                                             2001) of the Berger New Generation Fund. Formerly, Vice
                                                             President and portfolio manager at OppenheimerFunds, Inc.
                                                             (September 1994 to May 2000).

Paul A. LaRocco, CFA*    Vice President of the Trust         Vice President (since February 2001) and portfolio manager
210 University Blvd.     (since Feb. 2001) and Portfolio     (since January 2001) of the Berger Small Company Growth
Suite 800                Manager (since Jan. 2001)           Fund. Vice President (since February 2001) and team
Denver, CO 80206                                             portfolio manager (since January 2001) of the Berger
                                                             Select Fund. Team portfolio manager (since December 2001)
DOB: 1958                                                    of the Berger



                                                             Mid Cap Growth Fund and interim team portfolio manager
                                                             (since December 2001) of the Berger New Generation Fund.
                                                             Vice President of Berger Financial Group LLC (since
                                                             December 2000). Formerly, portfolio manager with
                                                             Montgomery Asset Management (from January 2000 through
                                                             December 2000); senior portfolio manager with Founders
                                                             Asset Management (from March 1998 through December 1999);
                                                             and portfolio manager with OppenheimerFunds (from January
                                                             1993 through March 1998).

Steven L. Fossel, CFA*   Vice President of the Trust         Vice President (since August 2000) and portfolio manager
210 University Blvd.     (since Aug. 2000) and Portfolio     (since June 2000) of the Berger Balanced Fund. Vice
Suite 800                Manager (since Jun. 2000)           President (since August 2000) and team portfolio manager
Denver, CO 80206                                             (since June 2000) of the Berger Select Fund. Vice
                                                             President (since February 2001) and portfolio manager
DOB: 1968                                                    (since December 2001) of the Berger Large Cap Growth Fund;
                                                             and team portfolio manager (from January 2001 through
                                                             December 2001) of the Berger Large Cap Growth Fund.
                                                             Interim portfolio manager (from June 2000 to January 2001)
                                                             of the Berger Large Cap Growth Fund. Vice President and
                                                             portfolio manager of Berger Financial Group LLC (since
                                                             June 2000); senior equity analyst with Berger Financial
                                                             Group LLC (from March 1998 to June 2000). Formerly,
                                                             analyst and assistant portfolio manager with Salomon
                                                             Brothers Asset Management (from August 1992 to February
                                                             1998).

Janice M. Teague*        Vice President of the Trust         Vice President (since November 1998) and Assistant
210 University Blvd.     (since November 1998) and           Secretary (since February 2000 and previously from
Suite 800                Assistant Secretary (since          September 1996 to November 1998) and Secretary (November
Denver, CO 80206         February 2000)                      1998 to February 2000) of the Berger Funds. Vice President
                                                             (since October 1997), Secretary (since November 1998) and
DOB: 1954                                                    Assistant Secretary (October 1996 through November 1998)
                                                             with Berger Financial Group LLC. Vice President and
                                                             Secretary with Berger Distributors LLC (since August
                                                             1998). Vice President and Secretary of Bay Isle Financial
                                                             LLC (since January 2002). Formerly, self-employed as a
                                                             business consultant (from June 1995 through September
                                                             1996).

Andrew J. Iseman*        Vice President of the Trust         Vice President of the Berger Funds (since March 2001).
210 University Blvd.     (since Mar. 2001)                   Vice President (since September 1999) and Chief Operating
Suite 800                                                    Officer (since November 2000) of Berger Financial Group
Denver, CO 80206                                             LLC. Manager (since September 1999) and Director (June
                                                             1999 to September 1999) of Berger Distributors LLC. Vice
DOB: 1964                                                    President-Operations (February 1999 to November 2000) of
                                                             Berger Financial Group LLC. Associate (November 1998 to
                                                             February 1999) with DeRemer & Associates (a consulting
                                                             firm). Vice President-Operations (February 1997 to
                                                             November 1998) and Director of Research and Development
                                                             (May 1996 to February 1997) of Berger Financial Group LLC.

Anthony R. Bosch*        Vice President of the Trust         Vice President of the Berger Funds (since February 2000).
210 University Blvd.     (since Feb. 2000)                   Vice President (since June 1999) and Chief Legal Officer
Suite 800                                                    (since August 2000) with Berger Financial Group LLC. Vice
Denver, CO 80206                                             President and Chief Compliance Officer with Berger
                                                             Distributors LLC (since September 2001). Vice President of
DOB: 1965                                                    Bay Isle Financial LLC (since January 2002). Formerly,
                                                             Assistant Vice President of Federated Investors, Inc.
                                                             (December 1996 through May 1999), and Attorney with the
                                                             U.S. Securities and Exchange Commission (June 1990 through
                                                             December 1996).

Brian S. Ferrie*         Vice President of the Trust         Vice President of the Berger Funds (since November 1998).
210 University Blvd.     (since Nov. 1998)                   Vice President (since February 1997), Treasurer and Chief
Suite 800                                                    Financial Officer (since March 2001) and Chief Compliance
Denver, CO 80206                                             Officer (from August 1994 to March 2001) with Berger
                                                             Financial Group LLC. Vice President (since May 1996),
                                                             Treasurer and Chief Financial Officer (since March 2001)
                                                             and Chief Compliance Officer (from May 1996 to September
DOB: 1958                                                    2001) with Berger Distributors LLC.

John A. Paganelli*       Vice President (since Nov. 1998)    Vice President (since November 1998), Treasurer (since
210 University Blvd.     and Treasurer (since Mar. 2001)     March 2001) and Assistant Treasurer (November 1998 to
Suite 800                of the Trust                        March 2001) of the Berger Funds. Vice President (since
Denver, CO 80206                                             November 1998) and Manager of Accounting (January 1997
                                                             through November 1998) with Berger Financial Group LLC.
DOB: 1967                                                    Formerly, Manager of Accounting (December 1994 through
                                                             October 1996) and Senior Accountant (November 1991 through
                                                             December 1994) with Palmeri Fund Administrators, Inc.


Sue Vreeland*            Secretary of the Trust (since       Secretary of the Berger Funds (since February 2000).
210 University Blvd.     Feb. 2000)                          Assistant Secretary of Berger Financial Group LLC and
Suite 800                                                    Berger Distributors LLC (since June 1999) and Bay Isle
Denver, CO 80206                                             Financial LLC (since December 2001). Formerly, Assistant
                                                             Secretary of the Janus Funds (from March 1994 to May
                                                             1999), Assistant Secretary of Janus Distributors, Inc.
DOB: 1948                                                    (from June 1995 to May 1997) and Manager of Fund
                                                             Administration for Janus Capital Corporation (from
                                                             February 1992 to May 1999).

David C. Price, CPA*     Assistant Vice President of the     Assistant Vice President (since March 2001) of the Berger
210 University Blvd.     Trust (since Mar. 2001)             Funds. Assistant Vice President-Compliance (since March
Suite 800                                                    2001) with Berger Financial Group LLC. Formerly, Senior
Denver, CO 80206                                             Auditor (July 1996 through August 1998) and Auditor
                                                             (August 1993 through June 1996) with
DOB: 1969                                                    PricewaterhouseCoopers LLP, a public accounting firm.

Lance V. Campbell, CFA,  Assistant Treasurer of the Trust    Assistant Treasurer (since March 2001) of the Berger
CPA*                     (since Mar. 2001)                   Funds. Assistant Vice President (since January 2002) and
210 University Blvd.                                         Manager of Investment Accounting (August 1999 through
Suite 800                                                    January 2002) with Berger Financial Group LLC. Formerly,
Denver, CO 80206                                             Senior Auditor (December 1998 through August 1999) and
                                                             Auditor (August 1997 through December 1998) with
DOB: 1972                                                    PricewaterhouseCoopers LLP, a public accounting firm, and
                                                             Senior Fund Accountant (January 1996 through July 1997)
                                                             with INVESCO Funds Group.

*Interested person (as defined in the Investment Company Act of 1940) of one or more of the Funds and/or of the Funds' adviser or sub-adviser.







The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Nominating Committee, Compensation Committee, Pricing Committee, and Brokerage Committee. Information about each of these committees is provided in the following table:






                                                                                                                         NUMBER OF
                                                                                                                         MEETINGS
                                                                                                                        HELD DURING
                                                                                                                            LAST
COMMITTEE               FUNCTIONS                                              MEMBERS                                  FISCAL YEAR
---------               ---------                                              -------                                  ------------
Audit Committee         Reviews the financial reporting process, the system    Michael Owen (Chair)
                        of internal control, the audit process, and the        Katherine A. Cattanach (Vice Chair)
                        Trust's process for monitoring compliance with         Dennis E. Baldwin                              4
                        investment restrictions and applicable laws as well    Paul R. Knapp
                        as the Trust's Code of Ethics.                         Harry T. Lewis, Jr.
                                                                               William Sinclaire
                                                                               Albert C. Yates

Nominating Committee    Identifies and recommends individuals for trustee      Katherine A. Cattanach (Chair)
                        membership. The committee does not consider            Michael Owen
                        nominees recommended by securityholders.               Dennis E. Baldwin                              1
                                                                               Harry T. Lewis, Jr.
                                                                               William Sinclaire
                                                                               Albert C. Yates

Compensation Committee  Determines and reviews the level of compensation for   Katherine A. Cattanach (Chair)
                        Independent Trustees/Directors.                        William Sinclaire                              1
                                                                               Albert C. Yates

Pricing Committee       Determines the fair value of restricted securities     Harry T. Lewis, Jr. (Chair)
                        and other securities for which market quotations are   Dennis E. Baldwin                              5
                        not readily available pursuant to procedures adopted   Jack R. Thompson
                        by the trustees.                                       Albert C. Yates

Brokerage Committee     Reviews and makes recommendations regarding matters    Dennis E. Baldwin (Chair)
                        related to the Trust's use of brokerage commissions    Katherine A. Cattanach                         3
                        and placement of portfolio transactions.               Harry T. Lewis, Jr.
                                                                               Jack R. Thompson





The table below gives the dollar range of shares of each Fund, as well as the aggregate dollar range of shares of all funds advised and sponsored by Berger Financial Group LLC (the "Berger Funds"), owned by each Trustee as of December 31, 2001.






                                                                                         AGGREGATE DOLLAR RANGE OF SECURITIES IN
                                                                                           ALL REGISTERED INVESTMENT COMPANIES
NAME OF TRUSTEE           DOLLAR RANGE OF SECURITIES IN THE FUNDS                        OVERSEEN BY THE TRUSTEE IN BERGER FUNDS
---------------           ---------------------------------------                        ---------------------------------------
INDEPENDENT TRUSTEES

Michael Owen              Berger Growth Fund                         $1 - $10,000                      Over $100,000
                          Berger Large Cap Growth Fund               $1 - $10,000
                          Berger Mid Cap Growth Fund                 $10,001 - $50,000
                          Berger Mid Cap Value Fund                  $10,001 - $50,000
                          Berger Select Fund                         $10,001 - $50,000
                          Berger Balanced Fund                       $10,001 - $50,000
                          Berger Small Company Growth Fund           $10,001 - $50,000
                          Berger New Generation Fund                 $10,001 - $50,000
                          Berger Information Technology Fund         $1 - $10,000
                          Berger International Fund                  $1 - $10,000
                          Berger Small Cap Value Fund                $50,001 - $100,000

Dennis E. Baldwin         Berger Growth Fund                    $10,001 - $50,000                    Over $100,000
                          Berger Large Cap Growth Fund          $10,001 - $50,000
                          Berger Mid Cap Growth Fund            $10,001 - $50,000
                          Berger Balanced Fund                  $10,001 - $50,000
                          Berger Small Company Growth Fund      $10,001 - $50,000
                          Berger New Generation Fund            $1 - $10,000
                          Berger Information Technology Fund    $10,001 - $50,000
                          Berger International Fund             $10,001 - $50,000
                          Berger Small Cap Value Fund           $10,001 - $50,000


Katherine A. Cattanach    Berger Growth Fund                    $10,001 - $50,000                    Over $100,000
                          Berger Mid Cap Growth Fund            $10,001 - $50,000
                          Berger Mid Cap Value Fund             $50,001 - $100,000
                          Berger Select Fund                    $10,001 - $50,000
                          Berger New Generation Fund            $10,001 - $50,000
                          Berger Information Technology Fund    $10,001 - $50,000
                          Berger International Fund             $10,001 - $50,000
                          Berger Small Cap Value Fund           $50,001 - $100,000

Paul R. Knapp             Berger Mid Cap Value Fund             $50,001 - $100,000                   Over $100,000
                          Berger Information Technology Fund    $10,001 - $50,000
                          Berger Large Cap Value Fund           $10,001 - $50,000
                          Berger Small Cap Value Fund           $50,001 - $100,000

Harry T. Lewis, Jr.       Berger Growth Fund                    $50,001 - $100,000                   Over $100,000
                          Berger Large Cap Growth Fund          $10,001 - $50,000
                          Berger Mid Cap Growth Fund            $10,001 - $50,000
                          Berger Mid Cap Value Fund             Over $100,000
                          Berger Select Fund                    $10,001 - $50,000
                          Berger Balanced Fund                  Over $100,000
                          Berger Small Company Growth Fund      Over $100,000
                          Berger New Generation Fund            $50,001 - $100,000
                          Berger Information Technology Fund    $10,001 - $50,000
                          Berger Large Cap Value Fund           $10,001 - $50,000
                          Berger International Fund             $50,001 - $100,000
                          Berger Small Cap Value Fund           $50,001 - $100,000

William Sinclaire         Berger Growth Fund                    $50,001 - $100,000                   Over $100,000
                          Berger Large Cap Growth Fund          $10,001 - $50,000
                          Berger Mid Cap Value Fund             $1 - $10,000
                          Berger Balanced Fund                  $1 - $10,000
                          Berger Small Company Growth Fund      $10,001 - $50,000
                          Berger New Generation Fund            $1 - $10,000
                          Berger Information Technology Fund    $1 - $10,000
                          Berger International Fund             $1 - $10,000
                          Berger Small Cap Value Fund           $10,001 - $50,000

Albert C. Yates           Berger Mid Cap Growth Fund            $1 - $10,000                         $10,001 - $50,000
                          Berger Mid Cap Value Fund             $1 - $10,000
                          Berger New Generation Fund            $1 - $10,000
                          Berger Information Technology Fund    $1 - $10,000
                          Berger International Fund             $1 - $10,000

INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson          Berger Growth Fund                    Over $100,000                        Over $100,000
                          Berger Large Cap Growth Fund          $1 - $10,000
                          Berger Mid Cap Growth Fund            $10,001 - $50,000
                          Berger Select Fund                    $50,001 - $100,000
                          Berger Small Company Growth Fund      $1 - $10,000
                          Berger Information Technology Fund    $1 - $10,000
                          Berger Small Cap Value Fund           $1 - $10,000





APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS





                  The Fund's Investment Advisory and Sub-Advisory Agreements must be approved by vote of the Fund's trustees, including the vote of the majority of trustees who are not parties to the Agreements or "interested persons" of any parties (the "Independent Trustees") cast in person at a meeting called for such purpose. After the initial term of the Agreements, the continuation of each Fund's Investment Advisory and Sub-Advisory Agreements must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the Fund, and (2) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Investment Advisory and Sub-Advisory Agreements. In preparation for these meetings, the trustees request and review a wide variety of materials, including materials provided by the Berger Funds' investment adviser, and, in the case of continuance of such Agreements, extensive data provided by third parties. In addition, the Independent Trustees receive advice from counsel to the Independent Trustees.





                  At the March 2002 meeting, the trustees, including a majority of Independent Trustees, approved the Fund's Investment Advisory and Sub-Advisory Agreements based on its consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the investment advisory and other services to be provided to the Fund under the Agreements, including the adviser's and sub-adviser's personnel, experience and compliance program and the resources and investment process provided by the advisers, (2) the Fund's expenses under the Agreements and how those expenses compared to those of other comparable mutual funds; and (3) the profitability of the adviser.





                  In its deliberation, the Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Investment Advisory and Sub-Advisory Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEE COMPENSATION





                  The officers of the Fund received no compensation from the Fund during the fiscal year ended September 30, 2001. However, trustees of the Fund who are not "interested persons" of the Fund or its adviser or sub-adviser are compensated for their services according to a fee schedule, allocated among the Berger Funds. Neither the officers of the Fund nor the trustees receive any form of pension or retirement benefit compensation from the Fund.





                  The following table sets forth information regarding compensation paid or accrued for each director or trustee of the Fund and the other Berger Funds:






 NAME AND POSITION
 WITH BERGER FUNDS                                            AGGREGATE COMPENSATION FROM
 -----------------                         ---------------------------------------------------------------------
                                                                                    ALL BERGER FUNDS(2) FISCAL
                                           BERGER SMALL CAP VALUE FUND II(1)      YEAR ENDING SEPTEMBER 30, 2001
                                           ---------------------------------      ------------------------------
Dennis E. Baldwin(3)                                   $    511                               $ 57,984

Louis Bindner(6)                                       $      0                               $ 19,234

Katherine A. Cattanach(3)                              $    511                               $ 58,400

Paul R. Knapp(3)                                       $    472                               $ 54,234

Harry T. Lewis(3)                                      $    472                               $ 54,234

Michael Owen(3)                                        $    590                               $ 67,448

William Sinclaire(3)                                   $    472                               $ 54,234

Albert C. Yates(3),(7)                                 $    472                               $ 35,000

Jack R. Thompson(3),(4),(5)                            $      0                               $      0





(1) The Fund was not added as a series of the Trust until March 28, 2002. Figures are estimates for the first year of operations of the Fund as a series of the Trust.



(2) Includes the Berger Growth Fund, the Berger Large Cap Growth Fund, the Berger Investment Portfolio Trust (including the Berger Mid Cap Growth Fund, the Berger Small Company Growth Fund, the Berger New Generation Fund, the Berger Select Fund, the Berger Information Technology Fund, the Berger Large Cap Value Fund, the Berger Mid Cap Value Fund, and the Berger Balanced Fund), the Berger Institutional Products Trust (seven series), the Berger Worldwide Funds Trust (three series, including the Berger International Fund), the Berger Worldwide Portfolios Trust (one series) and the Berger Omni Investment Trust (one series). Aggregate compensation figures do not include first-year estimates for any Fund in existence for less than one year. Of the aggregate amounts shown for each director/trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis E. Baldwin $31,960; Lou Bindner $2,499; Katherine A. Cattanach $58,400; William Sinclaire $54,234; Albert C. Yates $17,500.

(3) Director of Berger Growth Fund and Berger Large Cap Growth Fund and trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.



(4)      Interested person of Berger Financial Group LLC.



(5) President of Berger Growth Fund, Berger Large Cap Growth Fund, Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

(6)      Resigned effective March 1, 2001.

(7)      Appointed Trustee effective March 1, 2001.

                  Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by certain of the Berger Funds. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the trustee for this purpose. Pursuant to an SEC exemptive order, those Berger Funds that have adopted the plan are permitted to purchase shares of the designated funds in order to offset their obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. The obligation of a Berger Fund to make payments of deferred fees under the plan is a general obligation of that fund.





                   As of March 28, 2002, the current officers and trustees of the Fund as a group owned of record or beneficially no shares of the Fund.





                  The Trust, the Fund's investment adviser, sub-adviser and principal underwriter have adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund in certain circumstances. The Codes of Ethics are described fully under Restrictions on Personal Trading in Section 4 of this SAI.



4.                INVESTMENT ADVISER AND SUB-ADVISER



BERGER FINANCIAL GROUP LLC - INVESTMENT ADVISER





                   Berger Financial Group LLC ("BFG") (formerly Berger LLC), 210 University Boulevard, Suite 800, Denver, Colorado 80206 is the investment adviser to the Fund. BFG is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. BFG also acts as the Fund's administrator and is responsible for such functions as monitoring compliance with all applicable federal and state laws.





                  BFG is a Nevada Limited Liability Company, and has been in the investment advisory business since 1974. It serves as investment adviser or sub-adviser to mutual funds and institutional investors and had assets under management of approximately $8.7 billion as of December 31, 2001. BFG is a subsidiary of Stilwell Management Inc. ("Stilwell"), which owns approximately 89.5% of BFG, and is an indirect subsidiary of Stilwell Financial Inc. ("Stilwell Financial"). Stilwell also owns approximately 33% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company, which acts as the Fund's transfer agent. DST, in turn, owns 100% of DST Securities, a registered broker-dealer, which may execute portfolio trades for the Fund.



                  Stilwell Financial was previously a wholly owned subsidiary of Kansas City Southern Industries, Inc. ("KCSI"). On July 12, 2000, KCSI completed a separation of its transportation and financial services segments through a dividend of stock of Stilwell Financial. On that date, KCSI shareholders received two shares of Stilwell Financial for every KCSI share held as of June 28, 2000. The separation resulted in no change in the management or control of the Fund or the Adviser to the Fund.



BAY ISLE FINANCIAL LLC - SUB-ADVISER





                  Bay Isle Financial LLC ("Bay Isle"), 475 14th Street, Suite 550, Oakland, California 94612, is the investment sub-adviser for the Fund. As sub-adviser, Bay Isle provides day-to-day management of the Fund's investment operations. Bay Isle has been in the investment advisory business since 1986. Bay Isle serves as investment adviser or sub-adviser to mutual funds, institutional investors and individual separate accounts. As sub-adviser, Bay Isle provides day-to-day management of the Fund's investment operations. Effective December 31, 2001, BFG acquired all of the outstanding shares of Bay Isle. Bay Isle is a wholly owned subsidiary of BFG.



INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT

                  Under the Investment Advisory Agreement between the adviser and the Fund, the adviser is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. The Investment Advisory Agreement provides that the investment adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties hereunder and except to the extent otherwise provided by law.



                  Under the Agreement, the adviser is compensated for its services by the payment of a fee at the following annual rate, calculated as a percentage of the average daily net assets of the Fund. Investment advisory fees are charged to the Fund according to the following schedule:




                  FUND                            AVERAGE DAILY NET ASSETS                    ANNUAL RATE
Berger Small Cap Value Fund II                       First $500 million                          0.85%
                                                     Next $500 million                           0.80%
                                                      Over $1 billion                            0.75%





                  Pursuant to a written agreement, the Fund's investment adviser reimburses the Fund's Investor Shares class to the extent transfer agency, investor reporting and registration expenses of the Investor Shares class exceed 0.25%.





                  The Investment Advisory Agreement will continue in effect until the last day of April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the adviser or sub-Adviser. The Agreement is subject to termination by the Fund or the adviser on 60 days' written notice and terminates automatically in the event of its assignment.





                  Under the Sub-Advisory Agreement between the adviser and the sub-adviser, the sub-adviser is responsible for day-to-day investment management of the Fund. The sub-adviser manages the investments in the Fund and determines what securities and other investments will be acquired, held or disposed of, consistent with the investment objective and policies established by the trustees of the Fund. The Sub-Advisory Agreement provides that the sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.





                  The Fund pays no fees directly to the sub-adviser. The sub-adviser will receive from the adviser a fee at the annual rate of 0.85% of the first $500 million of average daily net assets of the Fund, 0.80% of the next $500 million and 0.75% of any amount in excess of $1 billion, excluding reimbursement of any expenses.





                  The Sub-Advisory Agreement will continue in effect until the last day of April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the adviser or the sub-adviser. The Sub-Advisory Agreement is subject to termination by the Fund or the sub-adviser on 60 days' written notice, and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.



TRADE ALLOCATIONS

                  While investment decisions for the Fund are made independently by the sub-adviser, the same investment decision may be made for a Fund and one or more accounts advised by the adviser or sub-adviser. In this circumstance, should purchase and sell orders of the same class of security be in effect on the same day, the orders for such transactions may be combined by the adviser or sub-adviser in order to seek the best combination of net price and execution for each. Client orders partially filled will, as a general matter, be allocated pro rata in proportion to each client's original order, although exceptions may be made to avoid, among other things, odd lots and de minimus allocations. Execution prices for a combined order will be averaged so that each participating client receives the average price paid or received. Although in some cases this policy might adversely affect the price paid or received by a Fund or other participating accounts, or the size of the position obtained or liquidated, the adviser or sub-adviser will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.





                  BFG has adopted procedures for allocating to its participating accounts' securities purchased pursuant to a company's initial public offering ("IPO"). The procedures provide that such allocations must be effected in a manner that is fair and equitable to all accounts. Generally, securities received from participating in IPOs will be allocated to participating accounts pro rata based on account size or total equity assets.





                  The key criterion for determining eligibility of the account to participate in an offering is the suitability of the investment for the account. An account may participate in an IPO allocation if BFG believes that, based on the account's investment restrictions, risk profile, asset composition and cash levels, the IPO is an appropriate investment. Accordingly, not every account will participate in every IPO allocation. In addition, an account generally will not participate in an IPO if the securities available for allocation to the account are insignificant relative to the account's net assets. As a result, any account whose assets are very large is not likely to participate in the allocation of many or any IPOs.



RESTRICTIONS ON PERSONAL TRADING



                  BFG, the Berger Funds and Berger Distributors LLC each permits its directors, officers and employees to purchase and sell securities for their own accounts, including securities that may be purchased or held by the Fund, in accordance with a policy regarding personal investing in each of the Codes of Ethics for BFG, the Berger Funds and Berger Distributors LLC. The policy requires all covered persons to conduct their personal securities transactions in a manner that does not operate adversely to the interests of the Fund or BFG's other advisory clients. Directors and officers of BFG and Berger Distributors LLC, investment personnel and other designated persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Fund.





                  Bay Isle Financial LLC has adopted a Code of Ethics, which is substantially similar to the Code adopted by BFG.





                  In addition to the pre-clearance requirements described here for BFG and Berger Distributors LLC, the policy subjects directors and officers of BFG, the Berger Funds and Berger Distributors LLC, investment personnel and other access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The policy is administered by BFG and the provisions of the policy are subject to interpretation by and exceptions authorized by its management.



5.                EXPENSES OF THE FUND



                  In addition to paying an investment advisory fee to its adviser, the Fund pays all of its expenses not assumed by its adviser, including, but not limited to, custodian and transfer agent fees, legal and accounting expenses, administrative and record keeping expenses, interest charges, federal and state taxes, expenses of investors' meetings, compensation of trustees who are not interested persons of BFG, expenses of printing and distributing reports to investors and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities, which are considered a cost of securities of the Fund. The Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses for investors of the Fund.

                  Under a separate Administrative Services Agreement with respect to the Fund, BFG performs certain administrative and recordkeeping services not otherwise performed by the Fund's custodian and recordkeeper, including the preparation of financial statements and reports to be filed with the Securities and Exchange Commission and state regulatory authorities. For the fiscal year ended September 30, 2001, BFG did not charge an administrative fee to the Fund. The administrative services fees may be changed by the Fund's trustees without investor approval.





                  Additionally, under a separate Shareowner Servicing Agreement, Berger Distributors, LLC agrees to perform certain shareowner servicing on behalf of the Fund. Berger Distributors, LLC will respond to shareowner inquiries (via the telephone, e-mail, or other correspondence) regarding account balances, account status, account maintenance requests, purchases, redemptions, exchanges, transfers, net asset value prices, and dividend amounts and payment dates. For these services, Berger Distributors, LLC receives a fee from the Fund based on certain service levels and is reimbursed for reasonable out-of-pocket expenses.





                  The Fund has appointed State Street Bank and Trust Company ("State Street"), One Heritage Drive, North Quincy, Massachusetts 02171, as its recordkeeping and pricing agent. In addition, State Street also serves as the Fund's custodian. The Fund has appointed DST Systems, Inc. ("DST"), P.O. Box 219958, Kansas City, Missouri 64121, as its transfer agent and dividend-disbursing agent. Stilwell owns approximately 33% of the outstanding shares of DST.



                  As recordkeeping and pricing agent, State Street calculates the daily net asset value of the Fund and performs certain accounting and recordkeeping functions required by the Fund. The Fund pays State Street a monthly asset-based fee for such services. State Street is also reimbursed for certain out-of-pocket expenses.

                  State Street, as custodian, and its subcustodians have custody and provide for the safekeeping of the Fund's securities and cash, and receive and remit the income thereon as directed by the management of the Fund. The custodian and subcustodians do not perform any managerial or policy-making functions for the Fund. For its services as custodian, State Street receives an asset-based fee plus certain transaction fees and out-of-pocket expenses.



                  As transfer agent and dividend disbursing agent, DST maintains all investor accounts of record; assists in mailing all reports, proxies and other information to the Fund's investors; calculates the amount of, and delivers to the Fund's investors, proceeds representing all dividends and distributions; and performs other related services. For these services, DST receives a fee from the Fund at an annual rate of $15.47 per open Fund investor account, subject to preset volume discounts, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses.



                  All of State Street's fees are subject to reduction pursuant to an agreed formula for certain earnings credits on the cash balances of the Fund.



12b-1 PLAN





                  The Fund has adopted a 12b-1 plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides for the payment to BFG of a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets attributable to the Investor Shares to finance activities primarily intended to result in the sale of those shares. The Plan is intended to benefit the Investor Shares class of the Fund by attracting new assets into the class and thereby affording potential cost reductions due to economies of scale.





                  The expenses paid by BFG may include, but are not limited to:



         -- payments made to, and costs incurred by, the Fund's principal underwriter in connection with the distribution of Investor Shares, including payments made to and expenses of officers and registered representatives of the Distributor;

         -- payments made to and expenses of other persons (including employees of BFG) who are engaged in or provide support services in connection with the distribution of Investor Shares, such as answering routine telephone inquiries and processing investor requests for information;



         -- compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in the Fund) paid to securities dealers, financial institutions and other organizations that render distribution and administrative services in connection with the distribution of Investor Shares, including services to holders of Investor Shares and prospective investors;



         -- costs related to the formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, newspaper, magazine and other mass media advertising;



         -- costs of printing and distributing prospectuses and reports to prospective investors of Investor Shares;

         -- costs involved in preparing, printing and distributing sales literature for Investor Shares;



         -- costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities on behalf of the Fund relating to Investor Shares that BFG deems advisable;



         -- and such other costs relating to Investor Shares as the Fund may from time to time reasonably deem necessary or appropriate in order to finance activities primarily intended to result in the sale of Investor Shares.



                  Such 12b-1 fee payments are to be made by the Fund to BFG with respect to each fiscal year of the Fund without regard to the actual distribution expenses incurred by BFG in such year; that is, if the distribution expenditures incurred by BFG are less than the total of such payments in such year, the difference is not to be reimbursed to the Fund by BFG, and if the distribution expenditures incurred by BFG are more than the total of such payments, the excess is not to be reimbursed to BFG by the Fund.





                  From time to time the Fund may engage in activities that jointly promote the sale of Investor Shares and other funds that are or may in the future be advised or administered by BFG, which costs are not readily identifiable as related to any one fund. In such cases, the Fund's 12b-1 fees may be used to finance the joint promotion of the shares of the Investor Shares, along with the shares of the other fund. BFG allocates the cost of such joint promotional activity among the funds involved on the basis of their respective net assets, unless otherwise directed by the trustees.





                  The current 12b-1 Plan will continue in effect until the end of April 2003, and from year to year thereafter if approved at least annually by the Fund's trustees and those trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or any related agreements by votes cast in person at a meeting called for such purpose. The Plan may not be amended to increase materially the amount to be spent on distribution of Investor Shares without investor approval.



OTHER EXPENSE INFORMATION



                  The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. See Section 6--Brokerage Policy for further information concerning the expenses reduced as a result of these arrangements. DSTS may be considered an affiliate of BFG due to the ownership interest of Stilwell in both DST and BFG.



                  The Fund and/or its adviser may enter into arrangements with certain brokerage firms and other companies (such as recordkeepers and administrators) to provide administrative services (such as sub-transfer agency, recordkeeping, investor communications, sub-accounting and/or other services) to investors purchasing shares of the Fund through those firms or companies. The Fund's adviser or the Fund (if approved by its trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.



                  The Fund's adviser may also enter into arrangements with organizations that solicit clients for the adviser, which may include clients who purchase shares of the Fund. While the specific terms of each arrangement may differ, generally the fee paid by the adviser under such arrangements is based on the value of the referred client's assets managed by the adviser. None of the fees paid to such organizations will be borne by the Fund.



DISTRIBUTOR



                  The distributor (principal underwriter) of the Fund's shares is Berger Distributors LLC (the "Distributor"), 210 University Blvd., Suite 800, Denver, Colorado 80206. The Distributor may be reimbursed by BFG for its costs in distributing the Fund's Investor Shares.



6.                BROKERAGE POLICY



                  Although the Fund retains full control over its own investment policies, under the terms of its Investment Advisory Agreement, BFG as the Fund's adviser is directed to place the portfolio transactions of the Fund. A report on the placement of brokerage business is given to the trustees of the Fund every quarter, indicating the brokers with whom Fund portfolio business was placed and the basis for such placement.



                  The Investment Advisory Agreement authorizes and directs the adviser to place portfolio transactions for the Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, the Agreement specifically authorizes the adviser to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the adviser. Accordingly, the adviser or sub-adviser does not have an obligation to seek the lowest available commission.

                  In accordance with this provision of the Agreement, portfolio brokerage business of the Fund may be placed with brokers who provide useful brokerage and research services to the adviser or sub-adviser. The Fund's adviser may consider the value of research provided as a factor in the choice of brokers. "Research" includes computerized on-line stock quotation systems and related data feeds from stock exchanges, computerized trade order entry, execution and confirmation systems, fundamental and technical analysis data and software, computerized stock market and business news services, economic research, account performance data and computer hardware used for the receipt of electronic research services and broker and other third-party equity research, such as publications or writings that furnish advice as to the value of securities and advisability of investing, and analyses and reports concerning issuers, industries, securities, market trends and portfolio strategies. Research may be provided orally, in print or electronically. These services included a service used by the independent trustees of the Fund in reviewing the Investment Advisory Agreement.

                  In some cases, a product or services termed "research" may serve other functions unrelated to the making of investment decisions. When a product has such a mixed use, the adviser will make a good faith allocation of the cost of the product according to the use made of it. The portion of the product that assists the adviser or sub-adviser in the investment decision-making process may be paid for with a Fund's commission dollars. The adviser or sub-adviser pays for the portion of the product that is not "research" with its own funds. Accordingly, the decision whether and how to allocate the costs of such a product presents a conflict of interest for the adviser or sub-adviser.



                  The Fund's adviser and sub-adviser do not enter into formal agreements with any brokers regarding the placement of securities transactions because of any such brokerage or research services that they provide. An adviser or sub-adviser may, however, make arrangements with and maintain internal procedures for allocating transactions to brokers who provide such services to encourage them to provide services expected to be useful to the adviser's or sub-adviser's clients, including the Fund. Brokers may suggest a level of business they would like to receive in return for the brokerage and research they provide. The adviser or sub-adviser then determines whether to continue receiving the research and brokerage provided and the approximate amount of commissions it is willing to pay to continue the brokerage and research arrangement with each broker. The actual amount of commissions a broker may receive may be more or less than a broker's suggested allocations, depending on adviser's or sub-adviser's level of business, market conditions and other relevant factors. Even under these arrangements, however, the placement of all Fund transactions, must be consistent with the Fund's brokerage placement and execution policies, and must be directed to a broker who renders satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates.





                  These brokerage and research services received from brokers are often helpful to the adviser or sub-adviser in performing its investment advisory responsibilities to the Fund, and the availability of such services from brokers does not reduce the responsibility of the adviser's or sub-adviser's advisory personnel to analyze and evaluate the securities in which the Fund invests. The brokerage and research services obtained as a result of the Fund's brokerage business also will be useful to the adviser or sub-adviser in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by the adviser or sub-adviser in rendering investment advice to the Fund. Although such brokerage and research services may be deemed to be of value to the adviser or sub-adviser, they are not expected to decrease the expenses that the adviser or sub-adviser would otherwise incur in performing its investment advisory services for the Fund nor will the advisory fees that are received by the adviser or sub-adviser from the Fund be reduced as a result of the availability of such brokerage and research services from brokers.





                  The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DSTS, a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of BFG due to the ownership interest of Stilwell in both DST and BFG.





                  The Fund's adviser or sub-adviser places securities orders with a limited number of major institutional brokerage firms chosen for the reliability and quality of execution; commission rates; quality of research coverage of major U.S. companies, the U.S. economy and the securities markets; promptness; back office capabilities; capital strength and financial stability; prior performance in serving the adviser and its clients; and knowledge of other buyers and sellers. The adviser selects the broker for each order based on the factors stated, as well as the size, difficulty and other characteristics of the order. The directors or trustees of the Fund have also authorized sales of shares of the Fund by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares to be considered as factors in the selection of broker-dealers to execute portfolio transactions for the Fund. In addition, the adviser may also consider payments made by brokers to a Fund or to other persons on behalf of a Fund for services provided to the Fund for which it would otherwise be obligated to pay, such as transfer agency fees. In placing portfolio business with any such broker or dealer, the adviser will seek the best execution of each transaction.






7.                HOW TO PURCHASE AND REDEEM SHARES OF THE FUND



                    MINIMUM INITIAL INVESTMENTS:
                                  Regular investment                                            $2,500
                                  Low Minimum Investment Plan                                   $   50
                                  IRA                                                           $  500
                    MINIMUM SUBSEQUENT INVESTMENTS:
                                  Regular investment                                            $   50
                                  Systematic investment                                         $   50
                                  Low Minimum Investment Plan
                                  (required monthly systematic investments)                     $   50

                  To purchase shares in the Fund, simply complete the application form enclosed with the Prospectus. Then mail it with a check payable to "Berger Funds" to the following address:

                  Berger Funds
                  P.O. Box 219958
                  Kansas City, MO  64121-9958

                  If an investor is adding to an existing account that has electronic funds transfer privileges, shares may be purchased online at bergerfunds.com or by telephone to the Fund at 1-800-551-5849. In addition, shares may be purchased by placing an order by telephone to the Fund. In order to make sure that payment for telephone purchase orders is received on time, investors are encouraged to remit payment by wire or by overnight delivery of a check.



                  In addition, Fund shares may be purchased through certain broker-dealers that have established mutual fund programs and certain other organizations connected with pension and retirement plans. These broker-dealers and other organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Fund and may impose other charges or restrictions different from those applicable to investors who invest in the Fund directly. Fees charged by these organizations will have the effect of reducing an investor's total return on an investment in Fund shares. No such charge will apply to an investor who purchases Fund shares directly from the Fund as described here.



                  Procedures for purchasing, selling (redeeming) and exchanging Fund shares by telephone and online are described in the Prospectus. The Fund may terminate or modify those procedures and related requirements at any time. BFG may, at its own risk, waive certain of those procedures and related requirements.



8.                HOW THE NET ASSET VALUE IS DETERMINED

                  The net asset value of the Fund is determined once daily, at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Fund is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year.

                  The share price for the Investor Shares of the Fund is determined by adding the Investor Shares' pro rata portion of the total value of the Fund's investments, cash and other assets, deducting the Investor Shares' pro rata portion of the Fund's liabilities and the liabilities attributable directly to the Investor Shares and then dividing that value by the total number of the Investor Shares outstanding. Since net asset value for the Fund is calculated by class, and since the Investor Shares and each other class of the Fund has its own expenses, the per share net asset value of the Fund will vary by class.

                  In determining net asset value, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Fund will be determined by using prices provided by pricing services that provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid.

                  Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the trustees.

                  The Fund's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets that may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when investors cannot purchase or redeem shares of the Fund.



9.                INCOME DIVIDENDS, CAPITAL GAINS, DISTRIBUTIONS AND TAX
                  TREATMENT



                  This discussion summarizes certain federal income tax issues relating to the Fund. As a summary, it is not an exhaustive discussion of all possible tax ramifications. Accordingly, investors are urged to consult with their tax advisers with respect to their particular tax consequences.

                  TAX STATUS OF THE FUND. If the Fund meets certain investment and distribution requirements, it will be treated as a "regulated investment company" (a "RIC") under the Internal Revenue Code and will not be subject to federal income tax on earnings that it distributes in a timely manner to investors. It may be subject to an excise tax on undistributed income if it does not meet certain timing requirements for distributions. The Fund intends to qualify as a RIC annually and to make timely distributions in order to avoid income and excise tax liabilities.

                  TAX ON FUND DISTRIBUTIONS. With certain exceptions provided by law, the Fund will report annually to the Internal Revenue Service, and to each investor, information about the tax treatment of the investor's distributions. Dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, will be treated as ordinary income to the investors. Distributions of net capital gain, whether received in cash or reinvested in Fund shares, will be taxable to the investors, but the rate of tax will vary depending upon the Fund's holding periods in the assets whose sale resulted in the capital gain. Dividends and distributions that are declared in October, November or December but not distributed until the following January will be considered to be received by the investors on December 31.

                  In general, net capital gains from assets held by the Fund for more than 12 months will be subject to the applicable long-term capital gains rates and net capital gains from assets held for 12 months or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates, regardless of how long an investor has held Fund shares. Assets contributed to a Fund in an in-kind purchase of Fund shares may generate more gain upon their sale than if the assets had been purchased by the Fund with cash contributed to the Fund in a cash purchase of Fund shares.

                  If the Fund's distributions for a taxable year exceeds its tax earnings and profits available for distribution, all or a portion of its distributions may be treated as a return of capital. To the extent a distribution is treated as a return of capital, an investor's basis in his or her Fund shares will be reduced by that amount.

                  If a investor has elected to receive dividends and/or capital gain distributions in cash and the U.S. Postal Service is unable to deliver checks to the investor's address of record or if a investor's checks remain uncashed for six months, the Fund reserves the right to reinvest the amount distributed in shares of the applicable Fund at the NAV next computed after the check is canceled, and to convert the investor's distribution option from receiving cash to having all dividend and other distributions reinvested in additional shares. In addition, no interest will accrue on amounts represented by uncashed distribution or redemption checks.



                  Additionally, the Fund reserves the right to reinvest distributions of less than $10 in shares of the Fund at the next computed NAV.



                  TAX ON REDEMPTIONS OF FUND SHARES. Investors may be subject to tax on the redemption of their Fund shares. In general, redemptions may give rise to a capital gain or loss, the treatment of which will depend on the investor's holding period in the Fund shares. Tax laws may prevent the deduction of a loss on the sale of Fund shares if the investor reinvests in the Fund shortly before or after the sale giving rise to the loss. Any loss on the redemption or other sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

                  INCOME FROM FOREIGN SOURCES. Dividends and interest received by the Fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries, although these taxes may be reduced by applicable tax treaties. Foreign taxes will generally be treated as expenses of the Fund, unless the Fund has more than 50% of its assets invested in foreign corporate securities at the end of the Fund's taxable year. In that case, if the Fund makes an election, investors of the Fund may be able to deduct (as an itemized deduction) or, claim a foreign tax credit for their share of foreign taxes, subject to limitations prescribed in the tax law.



                  If the Fund invests in a foreign corporation that is a passive foreign investment company (a "PFIC"), special rules apply that may affect the tax treatment of gains from the sale of the stock and may cause the Fund to incur IRS tax and interest charges. However, the Fund may be eligible to elect one of two alternative tax treatments with respect to PFIC shares that would avoid these taxes and charges but also may affect, among other things, the amount and character of gain or loss and the timing of the recognition of income with respect to PFIC shares. Accordingly, the amounts, character and timing of income distributed to investors of the Fund holding PFIC shares may differ substantially as compared with a fund that did not invest in PFIC shares.



                  INCOME FROM CERTAIN TRANSACTIONS. Some or all of the Fund's investments may include transactions that are subject to special tax rules. Transactions involving foreign currencies may give rise to gain or loss that could affect the Fund's ability to make ordinary dividend distributions. Investment in certain financial instruments, such as options, futures contracts and forward contracts, may require annual recognition of unrealized gains and losses. Transactions that are treated as "straddles" may affect the character and/or timing of other gains and losses of the Fund. If the Fund enters into a transaction (such as a "short sale against the box") that reduces the risk of loss on an appreciated financial position that it already holds, the entry into the transaction may constitute a constructive sale and require immediate recognition of gain.

                  BACKUP WITHHOLDING. In general, if an investor is subject to backup withholding, the Fund will be required to withhold federal income tax at the applicable rate from distributions to that investor. These payments are creditable against the investor's federal income tax liability.

                  FOREIGN INVESTORS. Foreign investors of the Fund generally will be subject to the applicable U.S. withholding tax on dividends paid by the Fund from ordinary income and short-term capital gain, although the rate may be reduced by a tax treaty. If a foreign investor dies while owning Fund shares, those shares may be subject to U.S. estate taxes.

10.               SUSPENSION OF REDEMPTION RIGHTS

                  The Fund may not suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable shares for more than seven days except for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of investors of the Fund.


                  The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining investors, by the delivery of securities selected from its assets at its discretion. The Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one investor. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one investor. Should redemptions by any investor during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming investor generally will incur brokerage costs in converting the assets to cash. The redeeming investor may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described under
Section 8.


11.               TAX-SHELTERED RETIREMENT PLANS


                  The Fund offers several tax-qualified retirement plans for individuals, businesses and non-profit organizations, including a Profit-Sharing Plan, a Money Purchase Pension Plan, an Individual Retirement Account (IRA), a Roth IRA, an Coverdell Education Savings Account (formerly the Education IRA) and a 403(b) Custodial Account for adoption by employers and individuals who wish to participate in such plans. For information on other types of retirement plans offered by the Fund, please call 1-800-333-1001, or write to the Berger Funds, c/o Berger Financial Group LLC, P.O. Box 5005, Denver, CO 80217-5005.


PROFIT SHARING AND MONEY PURCHASE PENSION PLANS

                  Employers, self-employed individuals and partnerships may make tax-deductible contributions to the tax-qualified retirement plans offered by the Fund. All income and capital gains accumulated in the plans are tax free until withdrawn. The amounts that are deductible depend upon the type of plan or plans adopted.

                  If you, as an employer, self-employed person or partnership, adopt the Profit-Sharing Plan, you may vary the amount of your contributions from year to year and may elect to make no contribution at all for some years. If you adopt the Money Purchase Pension Plan, you must commit yourself to make a contribution each year according to a formula in the plan that is based upon your employees' compensation or your earned income. By adopting both the Profit Sharing and the Money Purchase Pension Plan, you can increase the amount of contributions that you may deduct in any one year.

                  If you wish to purchase shares of the Fund in conjunction with one or both of these tax-qualified plans, you may use an Internal Revenue Service approved prototype Trust Agreement and Retirement Plan available from the Fund. State Street serves as trustee of the plan, for which it charges an annual trustee's fee for the Fund or Cash Account Trust Money Portfolio (discussed below) in which the participant's account is invested. Contributions under the plans are invested exclusively in shares of the Fund or the Cash Account Trust Money Market Portfolios, which are then held by the trustee under the terms of the plans to create a retirement fund in accordance with the tax code.


                  Distributions from the Profit Sharing and Money Purchase Pension Plans generally may not be made without penalty until the participant reaches age 59-1/2 and must begin no later than April 1 of the calendar year following the year in which the participant attains age 70-1/2. A participant who is not a 5% owner of the employer may postpone such distributions to April 1 of the calendar year following the year of retirement. This exception does not apply to distributions from an individual retirement account (IRA). Except for required distributions after age 70-1/2, periodic distributions over more than 10 years and the distribution of any after-tax contributions, distributions are subject to 20% federal income tax withholding unless those distributions are rolled directly to another qualified plan or an IRA. Participants may not be able to receive distributions immediately upon request because of certain requirements under federal tax law. Since distributions that do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or tax adviser regarding the plans is recommended. You should also consult with your tax adviser regarding state tax law implications of participation in the plans.



                  In order to receive the necessary materials to establish a Profit Sharing or Money Purchase Pension Plan, please write to the Berger Funds, c/o Berger Financial Group LLC, Inc., P.O. Box 5005, Denver, CO 80217-5005, or call 1-800-333-1001. Trustees for 401(k) or other existing plans interested in utilizing Fund shares as an investment or investment alternative in their plans should contact the Fund at 1-800-333-1001.


INDIVIDUAL RETIREMENT ACCOUNT (IRA)

                  If you are an individual with compensation or earned income, whether or not you are actively participating in an existing qualified retirement plan, you may be able to provide for your own retirement by adopting an IRA. The Economic Growth and Tax Relief Reconciliation Act of 2001 presents a number of changes related to

IRA's in general, including increases in contribution limits. As an example, between 2002 and 2008, the individual limit on annual contributions to traditional IRAs is scheduled to gradually rise from $2,000 to $5,000. After 2008, the limits may be adjusted annually for inflation. In addition, individuals aged 50 and older may be able to take advantage of new "catch-up" contributions to IRAs. Catch-up contributions to traditional IRAs may be tax deductible, depending on whether the individual meets certain income restrictions. For information regarding how these changes may impact you, you should consult a qualified tax or financial professional.


                  If you wish to create an IRA to invest in shares of the Fund, you may use the Fund's IRA custodial agreement form, which is an adaptation of the form provided by the Internal Revenue Service. Under the IRA custodial agreement, IFTC will serve as custodian, for which it will charge an annual custodian fee for the Fund and each other Berger Fund and Cash Account Trust Money Market Portfolio in which the IRA is invested.


                  Distributions from an IRA generally may not be made without penalty until you reach age 59-1/2 and must begin no later than April 1 of the calendar year following the year in which you attain age 70-1/2. Since distributions that do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or tax adviser is recommended. You should also consult with your tax adviser about state taxation of your account.



                  In order to receive the necessary materials to establish an IRA account, please write to the Fund, c/o Berger Financial Group LLC, Inc., P.O. Box 5005, Denver, CO 80217-5005, or call 1-800-333-1001.


ROTH IRA


                  If you are an individual with compensation or earned income, you may contribute to a Roth IRA, as long as your income does not exceed specified income levels. A Roth IRA is similar in many respects to a traditional IRA, as described above. The Economic Growth and Tax Relief Reconciliation Act of 2001 presents a number of changes related to Roth IRAs, as well as traditional IRAs. The maximum amount you may contribute to a Roth IRA is phased out between specified income levels, and you may not make any contribution at all to a Roth IRA if your income exceeds the maximum income amount. Generally, you can make contributions to a Roth IRA even after you reach age 70-1/2, and you are not required to take distributions from a Roth IRA prior to your death. For information regarding how these changes may impact you, you should consult a qualified tax or financial professional.


                  Contributions to a Roth IRA are not deductible for federal income tax purposes. However, the income and capital gains accumulated in a Roth IRA are not taxed while held in the IRA, and distributions can be taken tax-free if the Roth IRA has been established for a minimum of five years and the distribution is after age 59-1/2, for a first-time home purchase, or upon death or disability.

                  An individual with a modified adjusted gross income (AGI) of $100,000 or less (single or joint filing status) may be eligible to roll his or her existing IRA into a Roth IRA. However, the individual may have to pay taxes on the fair market value of the existing IRA on the date of the rollover. Please consult a qualified tax or financial professional concerning Roth IRA rollovers.


                  In order to receive the necessary materials to establish a Roth IRA account, please write to the Berger Funds, c/o Berger Financial Group LLC, P.O. Box 5005, Denver, CO 80217-5005, or call 1-800-333-1001.


COVERDELL EDUCATION SAVINGS ACCOUNT

                  A parent or legal guardian may open a Coverdell Education Savings Account (formerly the Education IRA) as long as it is established on behalf of a child who is less than 18 years of age at the time of contribution. Contributions up to $2,000 may be made by anyone for the benefit of any one student as long as the contributors' income does not exceed the specified income levels. Like a Roth IRA, the maximum amount you may contribute to a Coverdell Education Savings Account is phased out between specified income levels, and you may not make any contribution at all to a Coverdell Education Savings Account if your income exceeds the maximum income amount.

                  Contributions to a Coverdell Education Savings Account are not deductible for federal income tax purposes, and any amount contributed to a Coverdell Education Savings Account above the maximum of $2,000 for any one student is considered "excess contribution", which is subject to an excise tax.


                  Withdrawals from a Coverdell Education Savings Account are tax free if the amounts withdrawn are made to cover the cost of qualified education expenses of a student who is attending an eligible educational institution, so long as the amount withdrawn in a year does not exceed the qualified education expenses for that year. If the withdrawal does not meet the tax-free requirements, the portion of the account attributable to dividends or gains may be subject to a withdrawal penalty. For more information on Coverdell Education Savings Account withdrawals, please consult a qualified tax or financial professional.


403(b) CUSTODIAL ACCOUNTS

                  If you are employed by a public school system or certain federally tax-exempt private schools, colleges, universities, hospitals, religious and charitable or other nonprofit organizations, you may establish a 403(b) Custodial Account. Your employer must participate in the establishment of the account.

                  If your employer participates, it will automatically deduct the amount you designate from your gross salary and contribute it to your 403(b) Custodial Account. You should consult with a qualified tax or financial professional regarding the amount you can contribute. There is a $50 minimum investment in the 403(b) Custodial Account. Contributions made to the account reduce the amount of your current income subject to federal income tax. Federal income tax is not paid on your contribution until you begin making withdrawals. In addition, all income and capital gains accumulated in the account are tax-free until withdrawn.


                  Withdrawals from your 403(b) Custodial Agreement may begin as soon as you reach age 59-1/2 and must begin no later than April 1 of the year following the later of the calendar year in which you attain age 70-1/2 or the calendar year in which you retire. Except for required distributions after age 70-1/2 and periodic distributions over more than 10 years, distributions are subject to 20% federal income tax withholding unless those distributions are rolled directly to another 403(b) account or annuity or an individual retirement account (IRA). You may not be able to receive distributions immediately upon request because of certain notice requirements under federal tax law. Since distributions that do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or qualified tax or financial professional regarding the 403(b) Custodial Account is recommended. You should also consult with a qualified tax or financial professional about state taxation of your account.



                  Individuals who wish to purchase shares of a Fund in conjunction with a 403(b) Custodial Account may use a Custodian Account Agreement and related forms available from the Fund. IFTC serves as custodian of the 403(b) Custodial Account, for which it charges an annual custodian fee for each Fund or Cash Account Trust Money Market Portfolio in which the participant's account is invested.



                  In order to receive the necessary materials to establish a 403(b) Custodial Account, please write to the Berger Funds, c/o Berger Financial Group LLC, P.O. Box 5005, Denver, CO 80217-5005, or call 1-800-333-1001.


12.               EXCHANGE PRIVILEGE AND SYSTEMATIC WITHDRAWAL PLAN


                  Any investor may exchange any or all of the investor's shares in any of the Funds, subject to stated minimums, for shares of any of the other available Berger Funds or for shares of the Money Market Portfolio, the Government Securities Portfolio or the Tax-Exempt Portfolio of the Cash Account Trust ("CAT Portfolios"), separately managed, unaffiliated money market funds, without charge, after receiving a current prospectus of the other Fund or CAT Portfolio. The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of any such CAT Portfolio by any of the Funds or BFG. BFG is compensated for administrative services it performs with respect to the CAT Portfolios.


                  Exchanges into or out of the Funds are made at the net asset value per share next determined after the exchange request is received. Each exchange represents the sale of shares from one Fund and the purchase of shares in another, which may produce a gain or loss for income tax purposes.

                  An exchange of shares may be made by written request, via on-line access or simply by telephoning the Berger Funds at 1-800-551-5849. This privilege may be terminated or amended by any of the Funds and is not available in any state in which the shares of the Fund or CAT Portfolio being acquired in the exchange are not eligible for sale. Investors automatically have telephone and on-line privileges to authorize exchanges unless they specifically decline this service in the account application or in writing.


                  An investor who owns shares of the Fund worth at least $5,000 at the current net asset value may establish a Systematic Withdrawal account from which a fixed sum will be paid to the investor at regular intervals by the Fund in which the investor is invested.


                  To establish a Systematic Withdrawal account, the investor deposits Fund shares with the Fund and appoints the Fund as agent to redeem shares in the investor's account in order to make monthly, quarterly, semi-annual or annual withdrawal payments to the investor of a fixed amount. The minimum withdrawal payment is $50.00. These payments generally will be made on the 25th day of the month.

                  Withdrawal payments are not yield or income on the investor's investment, since portions of each payment will normally consist of a return of the investor's investment. Depending on the size of the disbursements requested and the fluctuation in value of the Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the investor's account.

                  The investor may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee's address, by notifying the Fund. The investor may, of course, make additional deposits of Fund shares in the investor's account at any time.

                  Since redemption of shares to make withdrawal payments is a taxable event, each investor should consult a tax adviser concerning proper tax treatment of the redemption.

13.               PERFORMANCE INFORMATION

                  From time to time in advertisements, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc. or Value Line Investment Survey or by publications of general interest such as The Wall Street Journal, Investor's Business Daily, Money, Barron's, Financial World or Kiplinger's Personal Finance Magazine. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Wilshire 5000 Index, the Russell 2000 Stock Index, Russell 1000 Growth Index, Russell Mid Cap Growth, Russell 2000 Growth Index, Russell 3000 Growth Index, Russell 2000 Value Index, Russell Mid Cap Value Index, the Standard & Poor's 400 Mid-Cap Index, the Standard & Poor's 600 Small Cap Index, Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, the Dow Jones World Index, the Standard & Poor's/BARRA Value Index, the Nasdaq Composite Index, the Nasdaq 100, the Lehman Brothers Intermediate Term Government/Corporate Bond Index or the InformationWeek 100 Index, or more narrowly based or blended indices that reflect the market sectors in which that Fund invests.

                  The total return of the Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

                  The Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in the Fund. Because average annual total returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

                  All performance figures for the Fund are based upon historical results and do not assure future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                  Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 3, 5 and 10 years, or for the period since the Fund's registration statement became effective, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:
                                         n
                                 P(1 + T) = ERV


                  Where    P     = a hypothetical initial payment of $1,000
                           T     = the average annual total return
                           n     = the number of years
                           ERV   = the ending redeemable value of a
                                   hypothetical $1,000 payment made at the
                                   beginning of the period).

                  All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

                  Total return of the Investor Shares and other classes of shares of the Fund will be calculated separately. Because each class of shares is subject to different expenses, the performance of each class for the same period will differ.


                  The Fund has no performance history since it did not commence operations until March 28, 2002.


14.               ADDITIONAL INFORMATION

FUND ORGANIZATION


                  The Fund is a separate series of the Berger Investment Portfolio Trust (the "Trust"), a Delaware business trust established under the Delaware Business Trust Act. The Fund was established on March 28, 2002.



                  The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Fund is one of nine series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. The Fund currently has three classes of shares, although others may be added in the future.


                  Shares of the Fund are fully paid and nonassessable when issued. Each share has a par value of $.01. All shares issued by the Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

                  DELAWARE BUSINESS TRUST INFORMATION. Under Delaware law, investors of the Fund will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no investor shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the investors of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

                  In order to protect investors from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any investor by reason of being or having been an investor, and that the Trust shall, upon request, assume the defense of any such claim made against such investor for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.


                  As a result, the risk of an investor of the Fund incurring financial loss on account of investor liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that the risk of personal liability to investors of the Fund is therefore remote. The trustees intend to conduct the operations of the Trust and the Fund so as to avoid, to the extent possible, liability of investors for liabilities of the Trust or the Fund.

                  CORPORATE GOVERNANCE INFORMATION PERTAINING TO THE FUND. The Fund is not required to hold annual investor meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees. If investors owning at least 10% of the outstanding shares of the Trust so request, a special investors' meeting of the Trust will be held for the purpose of considering the removal of a trustee. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Trust will facilitate appropriate communications by investors desiring to call a special meeting for the purpose of considering the removal of a trustee.

                  Investors of the Fund and, when applicable, the other series/classes of the Trust, generally vote separately on matters relating to those respective series/classes, although they vote together and with the holders of any other series/classes of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of the Fund has one vote.

                  Shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees.

                  Shares of the Fund have no preemptive rights. There are no sinking funds or arrearage provisions that may affect the rights of the Fund shares. Fund shares have no subscription rights or conversion rights, except that investors of any class of the Fund may convert their shares into shares of any other class of the Fund in the event and only in the event the investor ceases to be eligible to purchase or hold shares of the original class or becomes eligible to purchase shares of a different class, by reason of a change in the investor's status under the conditions of eligibility in effect for such class at that time. Shares of the Fund may be transferred by endorsement, or other customary methods, but the Fund is not bound to recognize any transfer until it is recorded on its books.

                  Under governing corporate law, each Fund may enter into a variety of corporate transactions, such as reorganizations, conversions, mergers and asset transfers, or may be liquidated. Any such transaction would be subject to a determination from the directors or trustees that the transaction was in the best interests of the Fund and its investors, and may require obtaining investor approval.

MORE INFORMATION ON SPECIAL FUND STRUCTURE


                  The Fund has divided its shares into classes and has three classes of shares outstanding, the Investor Shares covered by this SAI, and the Service Shares and Institutional Shares offered through separate prospectuses and statements of additional information. The Fund implemented its multi-class structure by adopting a Rule 18f-3 Plan under the Investment Company Act of 1940 permitting it to issue its shares in classes. The Fund's Rule 18f-3 Plan governs such matters as class features, dividends, voting, allocation of income and expenses between classes, exchange and trustee monitoring of the plan. Each class is subject to such investment minimums and other conditions of eligibility as are set forth in the relevant prospectus for the class, as it may be amended from time to time. Institutional Shares are designed for institutional, individual, and other investors willing to maintain a higher minimum account balance, currently set at $250,000. Information concerning Institutional Shares is available from the Fund at 1-800-259-2820. Service Shares are available through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries and bear a 0.25% 12b-1 fee and 0.25% service fee. Information concerning Service Shares is available from the Fund at 1-800-333-1001.


                   Subject to the Trust's Declaration of Trust and any other applicable provisions, the trustees of the Trust have the authority to create additional classes, or change existing classes, from time to time, in accordance with Rule 18f-3 under the Act.


PRINCIPAL INVESTORS



                  Insofar as the management of the Fund is aware, as of March 28, 2002, no person owned, beneficially or of record, more than 5% of the outstanding Investor Shares of the Fund.


DISTRIBUTION


                  Berger Distributors LLC, as the Fund's Distributor, is the principal underwriter of the Fund's shares. The Distributor is a wholly owned subsidiary of BFG. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Fund in connection with the sale of the Fund's shares in all states in which the shares are eligible for sale and in which the Distributor is qualified as a broker-dealer. Janice M. Teague, Vice President and Secretary of the Distributor, is also Vice President and Assistant Secretary of the Fund. Brian Ferrie, Vice President and Chief Financial Officer of the Distributor, is also Vice President of the Fund. Anthony Bosch, Vice President and Chief Compliance Officer of the Distributor is also Vice President of the Fund. Sue Vreeland, Assistant Secretary of the Distributor, is also Secretary of the Fund.



                  The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues through April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Trust who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Trust or the Distributor. The Distribution Agreement is subject to termination by the Trust or the Distributor on 60 days' prior written notice and terminates automatically in the event of its assignment. Under the Distribution Agreement, the Distributor continuously offers the Fund's shares and solicits orders to purchase Fund shares at net asset value. The Distributor is not compensated for its services under the Distribution Agreement, but may be reimbursed by BFG for its costs in distributing Fund shares.


OTHER INFORMATION

                  The Fund has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Fund of which this SAI is a part. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

                  Davis Graham & Stubbs LLP, 1550 Seventeenth Street, Suite 500, Denver, Colorado, acts as counsel to the Fund.

INDEPENDENT ACCOUNTANTS


                  PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, has been appointed to act as independent accountants for the Trust and the Fund for the fiscal year ended September 30, 2002. In that capacity, PricewaterhouseCoopers LLP will audit the financial statements of the Fund and assist the Fund in connection with the preparation of its 2002 income tax return.

                                   APPENDIX A


HIGH-YIELD/HIGH RISK CONVERTIBLE BONDS

         The Fund may invest in convertible securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). However, the Fund will not purchase any security in default at the time of purchase. The Fund will not invest more than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.

         Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers, or in general economic conditions or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal or dividends. The market prices of lower grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities may also have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds. In the event of an unanticipated default, the Fund will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities.

         Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in the Fund's percentage limits for investments rated below investment grade, unless the Fund's sub-adviser deems such securities to be the equivalent of investment grade. If securities purchased by the Fund are downgraded following purchase or if other circumstances cause the Fund to exceed its percentage limits on assets invested in securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

         Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that the securities will decline in value, because credit ratings represent evaluations of the safety of principal, dividend and/or interest payments and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.

         Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.

         Expenses incurred in recovering an investment in a defaulted security may adversely affect the Fund's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of the Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

CORPORATE BOND RATINGS

         The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

         Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


         Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


         A-Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


         Baa-Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



         Ba-Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.


         B-Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


         Caa-Bonds that are rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.



         Ca-Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


         C-Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

KEY TO STANDARD & POOR'S CORPORATE RATINGS

         AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A-Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.


         BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation, and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by the large uncertainties or major risk exposures to adverse conditions.

         C1-The rating C1 is reserved for income bonds on which no interest is being paid.

         D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                         BERGER SMALL CAP VALUE FUND II
                 (A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST)


                              INSTITUTIONAL SHARES



                       STATEMENT OF ADDITIONAL INFORMATION
                        INVESTOR SERVICES: 1-800-960-8427



                    This Statement of Additional Information ("SAI") is not a prospectus. It relates to the Prospectus describing the Institutional Shares of the Berger Small Cap Value Fund II (the "Fund"), dated March 28, 2002, as it may be amended or supplemented from time to time, which may be obtained by writing the Fund at P.O. Box 5005, Denver, Colorado 80217-5005, or calling 1-800-259-2820.


                    This SAI is about the class of shares of the Fund designated as Institutional Shares. Institutional Shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals, who are willing to maintain a minimum account balance of $250,000. Shares of the Fund may be offered through certain financial intermediaries that may charge their customers transaction or other fees with respect to the customers' investment in the Fund.












                              DATED MARCH 28, 2002

                                TABLE OF CONTENTS
                                        &
                         CROSS-REFERENCES TO PROSPECTUS




                                                   PAGE   CROSS-REFERENCES TO RELATED
SECTION                                             NO.   DISCLOSURES IN PROSPECTUS
-------                                            ----   ---------------------------

     Introduction                                    3    Table of Contents

1.   Investment Strategies and Risks of the          3    Berger Small Cap Value Fund II; The
     Fund                                                 Fund's Goal and Principal Investment
                                                          Strategies; Principal Risks

2.   Investment Restrictions                         15   Berger Small Cap Value Fund II; The
                                                          Fund's Goal and Principal Investment
                                                          Strategies; Principal Risks; Investment
                                                          Techniques, Securities and Associated
                                                          Risks

3.   Management of the Fund                          17   Organization of the Fund

4.   Investment Adviser and Sub-Adviser              27   Organization of the Fund

5.   Expenses of the Fund                            29   Fund Expenses; Organization of the Fund

6.   Brokerage Policy                                31   Organization of the Fund

7.   How to Purchase and Redeem Shares of the        32   To Open an Account or Purchase Shares;
     Fund                                                 Selling (Redeeming) Shares

8.   How the Net Asset Value is Determined           33   Fund Share Price

9.   Income Dividends, Capital Gains                 34   Distributions and Taxes
     Distributions and Tax Treatment

10.  Suspension of Redemption Rights                 35   Information About Your Account

11.  Tax-Sheltered Retirement Plans                  35   Tax-Sheltered Retirement Plans

12.  Exchange Privilege                              36   Exchanging Shares

13.  Performance Information                         36   N/A

14.  Additional Information                          37   Organization of the Fund; Special Fund
                                                          Structure

     Financial Information                                N/A

                                  INTRODUCTION

                  The Fund described in this SAI is a mutual fund, or an open-end, management investment company. The Fund is a diversified fund.

1.                INVESTMENT STRATEGIES AND RISKS OF THE FUND

                  The Prospectus discusses the investment objective of the Fund and the principal investment strategies employed to achieve that objective. It also describes the principal risks of investing in the Fund.

                  This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to those investments, policies and strategies.

                  COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market, and that such movements might reduce their value.

                  DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities that bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") and Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. The Fund will not purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases in which the ratings assigned by more than one rating agency differ, the Fund will consider the security as rated in the higher category. If nonconvertible securities purchased by the Fund are downgraded to below investment grade following purchase, the trustees of the Fund, in consultation with the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

                  Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by the Fund. Conversely, during periods of rising interest rates, the value of fixed-income securities held by the Fund will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

                  Certain debt securities can also present prepayment risk. For example, a security may contain redemption and call provisions. If an issuer exercises these provisions when interest rates are declining, the Fund could sustain investment losses as well as have to reinvest the proceeds from the security at lower interest rates, resulting in a decreased return for the Fund.


                  CONVERTIBLE SECURITIES. The Fund may also purchase debt or equity securities that are convertible into common stock when the Fund's sub-adviser believes they offer the potential for a higher total return than nonconvertible securities. Although fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities that the Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Fund or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody's or S&P or a similar determination of creditworthiness by the Fund's sub-adviser. The Fund has no preestablished minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Fund will not invest in any security in default at the time of purchase, and the Fund will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by the Fund are downgraded following purchase, or if other circumstances cause 20% or more of the Fund's assets to be invested in convertible securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

                  SPECIAL SITUATIONS. The Fund may also invest in "special situations." Special situations are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services that may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or that enjoy particular tax advantages. Other examples are companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or that are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

                  ZEROS/STRIPS. The Fund may invest also in zero coupon bonds or in "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest coupon after the securities are issued but otherwise are comparable to zero coupon bonds. The market values of "strips" and zero coupon bonds generally fluctuate in response to changes in interest rates to a greater degree than do interest-paying securities of comparable term and quality.

                  SECURITIES OF SMALLER COMPANIES. The Fund may invest in securities of companies with small or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies because smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.


                  SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. The Fund may invest in securities of companies with limited operating histories. The Fund considers these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies.

                  INITIAL PUBLIC OFFERINGS. The Fund may invest in a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. See "Securities of Smaller Companies" and "Securities of Companies with Limited Operating Histories".


                  Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal investors. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

                  The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, a Fund's adviser or sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Fund's investors. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

                  The effect of an IPO investment can have a magnified impact on a Fund's performance when the Fund's asset base is small. Consequently, IPOs may constitute a significant portion of a Fund's returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of a Fund's assets as it increases in size and therefore have a more limited effect on the Fund's performance.


                  There can be no assurance that IPOs will continue to be available for the Fund to purchase. The number or quality of IPOs available for purchase by a Fund may vary, decrease or entirely disappear. In some cases, a Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.



                  The adviser's or sub-adviser's IPO trade allocation procedures govern which Fund and other advised accounts participate in the allocation of any IPO. See the heading "Trade Allocations" under Section 4. Under the IPO allocation procedures of Berger Financial Group LLC, a Fund generally will not participate in an IPO if the securities available for allocation to the Fund are insignificant relative to the Fund's net assets. As a result, a Fund or account whose assets are very large is not likely to participate in the allocation of many IPOs.


                  FOREIGN SECURITIES. The Fund may invest in foreign securities, which may be traded in foreign markets and denominated in foreign currency. The Fund's investments may also include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts (GDRs).

                  Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Fund. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. A developing country generally is considered to be in the initial stages of its industrialization cycle. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature and to political systems that can be expected to have less stability than developed countries.


                  There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing the Fund to experience losses or miss investment opportunities. The use of a foreign securities depository may increase this risk. The Fund may maintain assets with a foreign securities depository if certain conditions are met. A foreign securities depository may maintain assets on behalf of the Fund if the depository: (a) acts as or operates a system for the central handling of securities that is regulated by a foreign financial regulatory authority; (b) holds assets on behalf of the Fund under safekeeping conditions no less favorable than those that apply to other participants; (c) maintains records that identify the assets of participants and keeps its own assets separated from the assets of participants; (d) provides periodic reports to participants; and
(e) undergoes periodic examination by regulatory authorities or independent accountants. In addition, the Fund's primary custodian provides the Fund with an analysis of the custodial risks of using a depository, monitors the depository on a continuous basis and notifies the Fund of any material changes in risks associated with using the depository. In general, the analysis may include an analysis of a depository's expertise and market reputation; the quality of its services, its financial strength, and insurance or indemnification arrangements; the extent and quality of regulation and independent examination of the depository; its standing in published ratings; its internal controls and other procedures for safeguarding investments, and any related legal proceedings.

                  Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. The Fund will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, the Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

                  If the Fund is invested in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

                  PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS). The Fund may purchase the securities of certain companies considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. For certain types of PFICs, in addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), investors will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 9.


                  ILLIQUID AND RESTRICTED SECURITIES. The Fund is authorized to invest in securities that are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Fund will not purchase any such security, the purchase of which would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Fund might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of the Fund's net assets to be invested in illiquid securities, the trustees of the Fund, in consultation with the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

                  Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, the Fund's sub-adviser will determine whether securities eligible for resale to qualified institutional buyers pursuant to SEC Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (a) the frequency of trades and quotes for the security; (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). The liquidity of the Fund's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.

                  REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is an agreement under which the Fund acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. In addition, the trustees will establish guidelines and standards for review by the investment sub-adviser of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

                  These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) but involve certain risks, such as credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed and delayed. Further, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Fund expects that these risks can be controlled through careful monitoring procedures.

                  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, the Fund currently does not intend to purchase or sell securities on a when-issued or delayed delivery basis if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, obligations of issuers eligible for investment by the Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into but in no event later than 90 days. However, no payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction.


                  When the Fund purchases securities on a when-issued basis, it will maintain, in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

                  LENDING OF PORTFOLIO SECURITIES. The Fund may lend its securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Loans of securities by the Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-to-market on a daily basis. By lending its securities, the Fund will be attempting to generate income through the receipt of interest on the loan, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

                  The Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940 or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receives reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receives all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

                  The Fund bears risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Fund will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33 1/3% of the value of the Fund's total assets (including the value of the collateral received to secure the loan). Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.

                  Although voting rights with respect to loaned securities pass to the borrower, the Fund retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall loaned securities in time to exercise voting rights may be unsuccessful, especially for foreign securities or thinly traded securities. In addition, it is expected that loaned securities will be recalled for voting only when the items being voted on are, in the judgment of the Fund's sub-adviser, either material to the economic value of the security or threaten to materially impact the issuing company's corporate governance policies or structure.

                  SHORT SALES. The Fund currently is permitted to engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box").


                  In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

                  Under prior law, the Fund could have made a short sale, as described above, when it wanted to sell a security it owned at a current attractive price but also wished to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. However, federal tax legislation has eliminated the ability to defer recognition of gain or loss in short sales against the box, and accordingly it is not anticipated that the Fund will be engaging in these transactions unless there are further legislative changes.

                  HEDGING TRANSACTIONS. The Fund is authorized to make limited use of certain types of futures, forwards and/or options, but only for the purpose of hedging, that is, protecting against market risk caused by market movements that may adversely affect the value of the Fund's securities or the price of securities that the Fund is considering purchasing. The utilization of futures, forwards and options is also subject to policies and procedures that may be established by the trustees from time to time. In addition, the Fund is not required to hedge. Decisions regarding hedging are subject to the adviser's judgment of the cost of the hedge, its potential effectiveness and other factors the adviser considers pertinent.

                  A hedging transaction may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit the Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. In addition, hedging transactions do not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire. Use of these instruments by the Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation or, in the case of a call option written by the Fund, may exceed the premium received for the option. However, the Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that the Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by the Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

                  The principal risks of the Fund utilizing futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

                  Following is additional information concerning the futures, forwards and options that the Fund may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options. In addition, the Fund may only write call options that are covered and only up to 25% of the Fund's total assets.


                  Futures Contracts. Financial futures contracts are exchange-traded contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the mark-to-market value of the underlying instruments, in most cases the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.

                  The Fund may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

                  Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. The Fund will incur brokerage fees when it buys or sells futures contracts.

                  In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Fund will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

                  The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, the Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

                  Although the Fund would hold cash and liquid assets in a segregated account with a mark-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position.

                  The acquisition or sale of a futures contract may occur, for example, when the Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby prevent the Fund's net asset value from declining as much as it otherwise would have. The Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows the Fund to maintain a defensive position without having to sell portfolio securities.


                  Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, the Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated, and the Fund could buy equity securities on the cash market.

                  The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions that could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the Fund still may not result in a successful use of futures.

                  Futures contracts entail additional risks. Although the Fund will only utilize futures contracts when it believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, the Fund intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

                  The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not exactly match the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

                  Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a value less than or equal to the securities it wishes to hedge or is considering purchasing. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.


                  Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions could also be impaired.

                  Options on Futures Contracts. The Fund may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, the Fund may buy a call option on a futures contract to hedge against a market advance, and the Fund might buy a put option on a futures contract to hedge against a market decline.

                  The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency that is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, the Fund will retain the full amount of the option premium that provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option the Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

                  The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

                  The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

                  Forward Foreign Currency Exchange Contracts. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Fund currently intends that it will only use forward contracts or commitments for hedging purposes and will only use forward foreign currency exchange contracts, although the Fund may enter into additional forms of forward contracts or commitments in the future if they become available and advisable in light of the Fund's objectives and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated exchange.


                  The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the currency. The Fund may also enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

                  These types of hedging minimize the effect of currency appreciation as well as depreciation but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Fund's currency exposure from one foreign currency to another limits the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if its investment manager's projection of future exchange rates is inaccurate. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

                  The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts.

                  While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts may be restricted. The Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. In addition, when the Fund enters into a privately negotiated forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, the Fund intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Fund becomes unacceptably high.

                  Options on Securities and Securities Indices. The Fund may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over-the-counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price or will not decrease (in the case of a put) to below the exercise price, in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when the Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

                  A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.


                  The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

                  The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. If the Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

                  The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

                  An option position may be closed out only when a secondary market exists for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (a) there may be insufficient trading interest in certain options, (b) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (c) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (d) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (e) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (f) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

                  In addition, when the Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

                  An option on a securities index is similar to an option on a security except that rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.


                  The Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. The Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

                  An example of a hedging transaction using an index option would be if the Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Fund will generally invest may be imperfect, the Fund expects, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.


                  TEMPORARY DEFENSIVE MEASURES. Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times. The Fund may increase its investment in government securities, and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies or its normal investment emphasis, when its adviser or sub-adviser believes market, economic or political conditions warrant a temporary defensive position. In addition, certain unusual circumstances may force the Fund to temporarily depart from the investment requirement implied by its name. Taking larger positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, the Fund could miss the opportunity to participate in any stock or bond market advances that occur during those periods, which the Fund might have been able to participate in if it had remained more fully invested.


                  PORTFOLIO TURNOVER. Investment changes in the Fund will be made whenever management deems them appropriate even if this results in a higher portfolio turnover rate. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in the Fund's portfolio are replaced in a period of one year. In addition, portfolio turnover for the Fund may increase as a result of large amounts of purchases and redemptions of shares of the Fund due to economic, market or other factors that are not within the control of management.

                  Higher portfolio turnover will necessarily result in correspondingly higher brokerage costs for the Fund. The existence of a high portfolio turnover rate has no direct relationship to the tax liability of the Fund, although sales of certain stocks will lead to realization of gains and, possibly, increased taxable distributions to investors. The Fund's brokerage policy is discussed further under Section 6--Brokerage Policy, and additional information concerning income taxes is located under Section 9--Income Dividends, Capital Gains Distributions and Tax Treatment.

2.                INVESTMENT RESTRICTIONS

                  The investment objective of the Fund is capital appreciation. The investment objective of the Fund is considered fundamental, meaning that it cannot be changed without an investor vote. There can be no assurance that the Fund's investment objective will be realized.

                  The Fund has also adopted certain investment policies, strategies, guidelines and procedures in pursuing its objective. These may be changed without an investor vote. The principal policies and strategies used by the Fund are described in the Prospectus.


                  For each Fund that has adopted an 80% investment strategy pursuant to Rule 35d-1 of the 1940 Act (the "Rule"), the trustees have adopted a non-fundamental policy to provide shareholders with at least 60 days notice prior to changing an existing investment strategy. The Rule requires that at least 80% of a Fund's net assets (plus the amount of any borrowings for investment purposes) be invested in a strategy suggested by the Fund's name, under normal circumstances. The notice required by the non-fundamental policy must meet the requirements of Rule 35d-1(c). This non-fundamental policy may be changed by the trustees without a shareholder vote.


                  In addition, the Fund has adopted certain fundamental and non-fundamental restrictions on its investments and other activities, which are listed below. Fundamental restrictions may not be changed without the approval of (a) 67% or more of the voting securities of the Fund present at a meeting of investors thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities of the Fund. Non-fundamental restrictions may be changed in the future by action of the trustees without investor vote.

                  The following fundamental restrictions apply to the Fund. The Fund may not:


                  1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.


                  2. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

                  3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

                  4. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

                  5. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.


                  In applying the industry concentration investment restriction (no. 2 above), the Fund uses the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated. Further, in implementing that restriction, the Fund intends not to invest in any one industry 25% or more of the value of its total assets at the time of such investment.


                  The trustees have adopted additional non-fundamental investment restrictions for the Fund. These limitations may be changed by the trustees without an investor vote. The non-fundamental investment restrictions include the following:

                  1. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

                  2. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

                  3. The Fund may not invest in companies for the purposes of exercising control of management.

                  4. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.


                  5. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.


                  6. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

3.                MANAGEMENT OF THE FUND


                  The Fund is supervised by trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's Board hires the companies that run day-to-day Fund operations, such as the investment adviser, administrator, transfer agent and custodian.



                  The trustees and executive officers of the Fund are listed below, together with information that includes their principal occupations during the past five years and other principal business affiliations. The trustees of the Fund have adopted a trustee retirement age of 75 years.

                               POSITION(S)
                              HELD WITH THE                                                       NUMBER OF
                               TRUST, TERM                                                        FUNDS IN
                              OF OFFICE AND                                                     FUND COMPLEX
NAME, ADDRESS                   LENGTH OF                                                        OVERSEEN BY    OTHER DIRECTORSHIPS
AND AGE                        TIME SERVED     PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS       TRUSTEE        HELD BY TRUSTEE
-------------                 -------------    ---------------------------------------------    ------------    -------------------

INDEPENDENT TRUSTEES

Michael Owen                   Chairman of   Dean of Zayed University (since September 2000).        22                 n/a
210 University Blvd.           the Board     Formerly self-employed as a financial and
Suite 800                                    management consultant, and in real estate
Denver, CO 80206                             development (from June 1999 to September 2000).
                                             Dean (from 1993 to June 1999), and a member of
DOB: 1937                                    the Finance faculty (from 1989 to 1993), of the
                                             College of Business, Montana State University.
                                             Formerly, Chairman and Chief Executive Officer of
                                             Royal Gold, Inc. (mining) (1976 to 1989).

Dennis E. Baldwin              Trustee       President, Baldwin Financial Counseling (since          22                 n/a
210 University Blvd.                         July 1991). Formerly, Vice President and Denver
Suite 800                                    Office Manager of Merrill Lynch Capital Markets
Denver, CO 80206                             (1978 to 1990).

DOB: 1928

Katherine A. Cattanach, CFA   Vice Chair     Managing Principal (since September 1987),              22                 n/a
210 University Blvd.          of the Board   Sovereign Financial Services, Inc. (investment
Suite 800                                    consulting firm). Executive Vice President (1981
Denver, CO 80206                             to 1988), Captiva Corporation, Denver, Colorado
                                             (private investment management firm).  Ph.D. in
DOB: 1945                                    Finance (Arizona State University).

Paul R. Knapp                  Trustee       Executive Officer of DST Systems, Inc. ("DST"), a       22        Director and Vice
210 University Blvd.                         publicly traded information and transaction                       President (February
Suite 800                                    processing company, which acts as the Funds'                      1998 to November
Denver, CO 80206                             transfer agent (since October 2000). DST is 33%                   2000) of West Side
                                             owned by Stilwell Management Inc., which owns                     Investments, Inc.
DOB: 1945                                    approximately 89.5% of Berger Financial Group                     (investments), a
                                             LLC.  Mr. Knapp owns common shares and options                    wholly owned
                                             convertible into common shares of DST Systems                     subsidiary of DST
                                             which, in the aggregate and assuming exercise of                  Systems, Inc.
                                             the options, would result in his owning less than
                                             1/2 of 1% of DST System's common shares.  Mr. Knapp
                                             is also President of Vermont Western Assurance,
                                             Inc., a wholly owned subsidiary of DST Systems
                                             (since December 2000). President, Chief
                                             Executive Officer and a director (September 1997
                                             to October 2000) of DST Catalyst, Inc., an
                                             international financial markets consulting,
                                             software and computer services company, (now DST
                                             International, a subsidiary of DST). Previously

                                             (1991 to October 2000), Chairman, President,
                                             Chief Executive Officer and a director of
                                             Catalyst Institute (international public policy
                                             research organization focused primarily on
                                             financial markets and institutions); also (1991
                                             to September 1997), Chairman, President, Chief
                                             Executive Officer and a director of Catalyst
                                             Consulting (international financial institutions
                                             business consulting firm).

Harry T. Lewis, Jr.            Trustee       Lewis Investments (since June 1988)                     22        Director, J.D.
210 University Blvd.                         (self-employed private investor).  Formerly,                      Edwards & Co. (1995
Suite 800                                    Senior Vice President, Rocky Mountain Region, of                  to March 2002);
Denver, CO 80206                             Dain Bosworth Incorporated and member of that                     Director, National
                                             firm's Management Committee (1981 to 1988).                       Fuel Corporation (oil
DOB: 1933                                                                                                      & gas production);
                                                                                                               Advisory Director,
                                                                                                               Otologics, LLC,
                                                                                                               (implantable hearing
                                                                                                               aid) (since 1999);
                                                                                                               Member of Community
                                                                                                               Advisory Board, Wells
                                                                                                               Fargo Bank-Denver

William Sinclaire              Trustee       President (since January 1998), Santa Clara LLC         22                 n/a
210 University Blvd.                         (privately owned agricultural company).
Suite 800                                    President (January 1963 to January 1998),
Denver, CO 80206                             Sinclaire Cattle Co. (privately owned
                                             agricultural company).
DOB: 1928

Albert C. Yates                Trustee       President (since 1990), Chancellor and Professor        22        Member, Board of
210 University Blvd.                         of Chemistry-Department of Chemistry, of Colorado                 Directors, Adolph
Suite 800                                    State University.  Formerly Executive Vice                        Coors Company
Denver, CO 80206                             President and Provost (1983 to 1990), Academic                    (brewing company)
                                             Vice President and Provost (1981 to 1983) and                     (since 1998);
DOB: 1941                                    Professor of Chemistry (1981 to 1990) of                          Member, Board of
                                             Washington State University.  Vice President and                  Directors, Dominion
                                             University Dean for Graduate Studies and Research                 Industrial Capital
                                             and Professor of Chemistry of the University of                   Bank (1999 to 2000);
                                             Cincinnati (1977 to 1981).                                        Member, Board of
                                                                                                               Directors, Centennial
                                                                                                               Bank of the West
                                                                                                               (since 2001)

                               POSITION(S)
                              HELD WITH THE                                                     NUMBER OF
                               TRUST, TERM                                                      FUNDS IN
                              OF OFFICE AND                                                    FUND COMPLEX
NAME, ADDRESS                   LENGTH OF                                                      OVERSEEN BY   OTHER DIRECTORSHIPS
AND AGE                        TIME SERVED     PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS     TRUSTEE       HELD BY TRUSTEE
-------------                 -------------    ---------------------------------------------   ------------  -------------------

INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson*              President and   President and a director since May 1999              22       Audit Committee
210 University Blvd.           Trustee of      (Executive Vice President from February 1999 to               Member of the Public
Suite 800                      the Trust       May 1999) of Berger Growth Fund and Berger Large              Employees' Retirement
Denver, CO 80206               (since May      Cap Growth Fund. President and a trustee since                Association of
                               1999)           May 1999 (Executive Vice President from February              Colorado (pension
DOB: 1949                                      1999 to May 1999) of Berger Investment Portfolio              plan) (from November
                                               Trust, Berger Institutional Products Trust,                   1997 to December 2001).
                                               Berger Worldwide Funds Trust, Berger Worldwide
                                               Portfolios Trust and Berger Omni Investment
                                               Trust. President and Chief Executive Officer
                                               (since June 1999) (Executive Vice President from
                                               February 1999 to June 1999) of Berger Financial
                                               Group LLC (formerly Berger LLC). Director,
                                               President and Chief Executive Office of Stilwell
                                               Management, Inc. (since September 1999).
                                               President and Chief Executive Officer of
                                               Berger/Bay Isle LLC (since May 1999).
                                               Self-employed as a consultant from July 1995
                                               through February 1999. Director of Wasatch
                                               Advisors (investment management) from February
                                               1997 to February 1999.

*Mr. Thompson is considered an interested person of the Trust due to his positions held at Berger Financial Group LLC
(or its affiliated companies).



                                POSITION(S) HELD WITH THE
NAME, ADDRESS                   TRUST, TERM OF OFFICE AND
AND AGE                           LENGTH OF TIME SERVED            PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------                   -------------------------          ---------------------------------------------

OFFICERS OF THE TRUST

Jay W. Tracey, CFA*              Executive Vice President    Executive Vice President of the Berger Funds (since August
210 University Blvd.             of the Trust (since Aug.    2000). Executive Vice President and Chief Investment Officer of
Suite 800                        2000) and Portfolio         Berger Financial Group LLC (since June 2000). Portfolio manager
Denver, CO 80206                 Manager (since June 2000)   of the Berger Growth Fund (since August 2000); team portfolio manager of the Berger Select Fund (since June 2000) and the
DOB: 1954                                                    Berger Large Cap Growth Fund (from January 2001 through December
                                                             2001). Team portfolio manager (since December 2001) of the
                                                             Berger Mid Cap Growth Fund and team interim portfolio manager
                                                             (since December 2001) of the Berger New Generation Fund.
                                                             Formerly, Vice President and portfolio manager at
                                                             OppenheimerFunds, Inc. (September 1994 to May 2000).

Paul A. LaRocco, CFA*            Vice President of the       Vice President (since February 2001) and portfolio manager (since
210 University Blvd.             Trust (since Feb. 2001)     January 2001) of the Berger Small Company Growth Fund. Vice
Suite 800                        and Portfolio Manager       President (since February 2001) and team portfolio manager (since
Denver, CO 80206                 (since Jan. 2001)           January 2001) of the Berger Select Fund. Team portfolio manager
                                                             (since December 2001) of the Berger Mid Cap Growth Fund and
DOB: 1958                                                    interim team portfolio manager (since December 2001) of the
                                                             Berger New Generation Fund. Vice President of Berger Financial
                                                             Group LLC (since December 2000). Formerly, portfolio manager with
                                                             Montgomery Asset Management (from January 2000 through December
                                                             2000); senior portfolio manager with Founders Asset Management
                                                             (from March 1998 through December 1999); and portfolio manager with OppenheimerFunds (from January 1993 through March 1998).

Steven L. Fossel, CFA*           Vice President of the       Vice President (since August 2000) and portfolio manager (since
210 University Blvd.             Trust (since Aug. 2000)     June 2000) of the Berger Balanced Fund. Vice President (since
Suite 800                        and Portfolio Manager       August 2000) and team portfolio manager (since June 2000) of the
Denver, CO 80206                 (since Jun. 2000)           Berger Select Fund. Vice President (since February 2001) and portfolio manager (since December 2001) of the Berger Large Cap
DOB: 1968                                                    Growth Fund; and team portfolio manager (from January 2001 through December 2001) of the Berger Large Cap Growth Fund.
                                                             Interim portfolio manager (from June 2000 to January 2001) of the
                                                             Berger Large Cap Growth Fund. Vice President and portfolio manager of Berger Financial Group LLC (since June 2000); senior equity analyst with Berger Financial Group LLC (from March 1998 to June 2000). Formerly, analyst and assistant portfolio manager with Salomon Brothers Asset Management (from August 1992 to
                                                             February 1998).

Janice M. Teague*                Vice President of the       Vice President (since November 1998) and Assistant Secretary
210 University Blvd.             Trust (since November       (since February 2000 and previously from September 1996 to
Suite 800                        1998) and Assistant         November 1998) and Secretary (November 1998 to February 2000) of
Denver, CO 80206                 Secretary (since February   the Berger Funds. Vice President (since October 1997), Secretary
                                 2000)                       (since November 1998) and Assistant Secretary (October 1996
DOB: 1954                                                    through November 1998) with Berger Financial Group LLC. Vice
                                                             President and Secretary with Berger Distributors LLC (since
                                                             August 1998). Vice President and Secretary of Bay Isle Financial
                                                             LLC (since January 2002). Formerly, self-employed as a business consultant (from June 1995 through September 1996).

Andrew J. Iseman*                Vice President of the       Vice President of the Berger Funds (since March 2001). Vice
210 University Blvd.             Trust (since Mar. 2001)     President (since September 1999) and Chief Operating Officer
Suite 800                                                    (since November 2000) of Berger Financial Group LLC. Manager
Denver, CO 80206                                             (since September 1999) and Director (June 1999 to September 1999)
                                                             of Berger Distributors LLC. Vice President-Operations (February
DOB: 1964                                                    1999 to November 2000) of Berger Financial Group LLC. Associate
                                                             (November 1998 to February 1999) with DeRemer & Associates (a consulting firm). Vice President-Operations (February 1997 to
                                                             November 1998) and Director of Research and Development (May 1996
                                                             to February 1997) of Berger Financial Group LLC.

Anthony R. Bosch*                Vice President of the       Vice President of the Berger Funds (since February 2000). Vice
210 University Blvd.             Trust (since Feb. 2000)     President (since June 1999) and Chief Legal Officer (since August
Suite 800                                                    2000) with Berger Financial Group LLC. Vice President and Chief
Denver, CO 80206                                             Compliance Officer with Berger Distributors LLC (since September
                                                             2001). Vice President of Bay Isle Financial LLC (since January
DOB: 1965                                                    2002). Formerly, Assistant Vice President of Federated
                                                             Investors, Inc. (December 1996 through May 1999), and Attorney with the U.S. Securities and Exchange Commission (June 1990 through December 1996).

Brian S. Ferrie*                 Vice President of the       Vice President of the Berger Funds (since November 1998). Vice
210 University Blvd.             Trust (since Nov. 1998)     President (since February 1997), Treasurer and Chief Financial
Suite 800                                                    Officer (since March 2001) and Chief Compliance Officer (from
Denver, CO 80206                                             August 1994 to March 2001) with Berger Financial Group LLC. Vice
                                                             President (since May 1996), Treasurer and Chief Financial Officer
DOB: 1958                                                    (since March 2001) and Chief Compliance Officer (from May 1996 to
                                                             September 2001) with Berger Distributors LLC.

John A. Paganelli*               Vice President (since       Vice President (since November 1998), Treasurer (since March
210 University Blvd.             Nov. 1998) and Treasurer    2001) and Assistant Treasurer (November 1998 to March 2001) of
Suite 800                        (since Mar. 2001) of the    the Berger Funds. Vice President (since November 1998) and
Denver, CO 80206                 Trust                       Manager of Accounting (January 1997 through November 1998) with
                                                             Berger Financial Group LLC. Formerly, Manager of Accounting
DOB: 1967                                                    (December 1994 through October 1996) and Senior Accountant
                                                             (November 1991 through December 1994) with Palmeri Fund
                                                             Administrators, Inc.

Sue Vreeland*                    Secretary of the Trust      Secretary of the Berger Funds (since February 2000). Assistant
210 University Blvd.             (since Feb. 2000)           Secretary of Berger Financial Group LLC and Berger Distributors
Suite 800                                                    LLC (since June 1999) and Bay Isle Financial LLC (since December
Denver, CO 80206                                             2001). Formerly, Assistant Secretary of the Janus Funds (from
                                                             March 1994 to May 1999), Assistant Secretary of Janus
DOB: 1948                                                    Distributors, Inc. (from June 1995 to May 1997) and Manager of
                                                             Fund Administration for Janus Capital Corporation (from February
                                                             1992 to May 1999).

David C. Price, CPA*             Assistant Vice President    Assistant Vice President (since March 2001) of the Berger Funds.
210 University Blvd.             of the Trust (since Mar.    Assistant Vice President-Compliance (since March 2001) with
Suite 800                        2001)                       Berger Financial Group LLC. Formerly, Senior Auditor (July 1996
Denver, CO 80206                                             through August 1998) and Auditor (August 1993 through June 1996)
                                                             with PricewaterhouseCoopers LLP, a public accounting firm.
DOB: 1969

Lance V. Campbell, CFA, CPA*     Assistant Treasurer of      Assistant Treasurer (since March 2001) of the Berger Funds.
210 University Blvd.             the Trust (since Mar.       Assistant Vice President (since January 2002) and Manager of
Suite 800                        2001)                       Investment Accounting (August 1999 through January 2002) with
Denver, CO 80206                                             Berger Financial Group LLC. Formerly, Senior Auditor (December
                                                             1998 through August 1999) and Auditor (August 1997 through
DOB: 1972                                                    December 1998) with PricewaterhouseCoopers LLP, a public
                                                             accounting firm, and Senior Fund Accountant (January 1996 through
                                                             July 1997) with INVESCO Funds Group.

*Interested person (as defined in the Investment Company Act of 1940) of one or more of the Funds and/or of the Funds'
adviser or sub-adviser.



The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Nominating Committee, Compensation Committee, Pricing Committee, and Brokerage Committee. Information about each of these committees is provided in the following table:



                                                                                                               NUMBER OF MEETINGS
                                                                                                                HELD DURING LAST
COMMITTEE                       FUNCTIONS                              MEMBERS                                    FISCAL YEAR
---------                       ---------                              -------                                 ------------------

Audit Committee                 Reviews the financial reporting        Michael Owen (Chair)
                                process, the system of internal        Katherine A. Cattanach (Vice Chair)
                                control, the audit process, and the    Dennis E. Baldwin                               4
                                Trust's process for monitoring         Paul R. Knapp
                                compliance with investment             Harry T. Lewis, Jr.
                                restrictions and applicable laws as    William Sinclaire
                                well as the Trust's Code of Ethics.    Albert C. Yates

Nominating Committee            Identifies and recommends              Katherine A. Cattanach (Chair)
                                individuals for Trustee membership.    Michael Owen
                                The committee does not consider        Dennis E. Baldwin                               1
                                nominees recommended by                Harry T. Lewis, Jr.
                                securityholders.                       William Sinclaire
                                                                       Albert C. Yates

Compensation Committee          Determines and reviews the level of    Katherine A. Cattanach (Chair)
                                compensation for Independent           William Sinclaire                               1
                                Trustees/Directors.                    Albert C. Yates

Pricing Committee               Determines the fair value of           Harry T. Lewis, Jr. (Chair)
                                restricted securities and other        Dennis E. Baldwin                               5
                                securities for which market            Jack R. Thompson
                                quotations are not readily available   Albert C. Yates
                                pursuant to procedures adopted by
                                the Trustees.

Brokerage Committee             Reviews and makes recommendations      Dennis E. Baldwin (Chair)
                                regarding matters related to the       Katherine A. Cattanach                          3
                                Trust's use of brokerage commissions   Harry T. Lewis, Jr.
                                and placement of portfolio             Jack R. Thompson
                                transactions.



The table below gives the dollar range of shares of each Fund, as well as the aggregate dollar range of shares of all funds advised and sponsored by Berger Financial Group LLC (the "Berger Funds"), owned by each Trustee as of December 31, 2001.



                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                            SECURITIES IN ALL
                                                                                                          REGISTERED INVESTMENT
                                                                                                        COMPANIES OVERSEEN BY THE
NAME OF TRUSTEE              DOLLAR RANGE OF SECURITIES IN THE FUNDS                                     TRUSTEE IN BERGER FUNDS
---------------              ---------------------------------------                                    -------------------------

INDEPENDENT TRUSTEES

Michael Owen                 Berger Growth Fund                            $1 - $10,000                 Over $100,000
                             Berger Large Cap Growth Fund                  $1 - $10,000
                             Berger Mid Cap Growth Fund                    $10,001 - $50,000
                             Berger Mid Cap Value Fund                     $10,001 - $50,000
                             Berger Select Fund                            $10,001 - $50,000
                             Berger Balanced Fund                          $10,001 - $50,000
                             Berger Small Company Growth Fund              $10,001 - $50,000
                             Berger New Generation Fund                    $10,001 - $50,000
                             Berger Information Technology Fund            $1 - $10,000
                             Berger International Fund                     $1 - $10,000
                             Berger Small Cap Value Fund                   $50,001 - $100,000

Dennis E. Baldwin            Berger Growth Fund                            $10,001 - $50,000            Over $100,000
                             Berger Large Cap Growth Fund                  $10,001 - $50,000
                             Berger Mid Cap Growth Fund                    $10,001 - $50,000
                             Berger Balanced Fund                          $10,001 - $50,000
                             Berger Small Company Growth Fund              $10,001 - $50,000
                             Berger New Generation Fund                    $1 - $10,000
                             Berger Information Technology Fund            $10,001 - $50,000
                             Berger International Fund                     $10,001 - $50,000
                             Berger Small Cap Value Fund                   $10,001 - $50,000

Katherine A. Cattanach       Berger Growth Fund                            $10,001 - $50,000            Over $100,000
                             Berger Mid Cap Growth Fund                    $10,001 - $50,000
                             Berger Mid Cap Value Fund                     $50,001 - $100,000
                             Berger Select Fund                            $10,001 - $50,000
                             Berger New Generation Fund                    $10,001 - $50,000
                             Berger Information Technology Fund            $10,001 - $50,000
                             Berger International Fund                     $10,001 - $50,000
                             Berger Small Cap Value Fund                   $50,001 - $100,000

Paul R. Knapp                Berger Mid Cap Value Fund                     $50,001 - $100,000           Over $100,000
                             Berger Information Technology Fund            $10,001 - $50,000
                             Berger Large Cap Value Fund                   $10,001 - $50,000
                             Berger Small Cap Value Fund                   $50,001 - $100,000

Harry T. Lewis, Jr.          Berger Growth Fund                            $50,001 - $100,000           Over $100,000
                             Berger Large Cap Growth Fund                  $10,001 - $50,000
                             Berger Mid Cap Growth Fund                    $10,001 - $50,000
                             Berger Mid Cap Value Fund                     Over $100,000
                             Berger Select Fund                            $10,001 - $50,000
                             Berger Balanced Fund                          Over $100,000
                             Berger Small Company Growth Fund              Over $100,000
                             Berger New Generation Fund                    $50,001 - $100,000
                             Berger Information Technology Fund            $10,001 - $50,000
                             Berger Large Cap Value Fund                   $10,001 - $50,000
                             Berger International Fund                     $50,001 - $100,000
                             Berger Small Cap Value Fund                   $50,001 - $100,000

William Sinclaire            Berger Growth Fund                            $50,001 - $100,000           Over $100,000
                             Berger Large Cap Growth Fund                  $10,001 - $50,000
                             Berger Mid Cap Value Fund                     $1 - $10,000
                             Berger Balanced Fund                          $1 - $10,000
                             Berger Small Company Growth Fund              $10,001 - $50,000
                             Berger New Generation Fund                    $1 - $10,000
                             Berger Information Technology Fund            $1 - $10,000
                             Berger International Fund                     $1 - $10,000
                             Berger Small Cap Value Fund                   $10,001 - $50,000

Albert C. Yates              Berger Mid Cap Growth Fund                    $1 - $10,000                 $10,001 - $50,000
                             Berger Mid Cap Value Fund                     $1 - $10,000
                             Berger New Generation Fund                    $1 - $10,000
                             Berger Information Technology Fund            $1 - $10,000
                             Berger International Fund                     $1 - $10,000

INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson             Berger Growth Fund                            Over $100,000                Over $100,000
                             Berger Large Cap Growth Fund                  $1 - $10,000
                             Berger Mid Cap Growth Fund                    $10,001 - $50,000
                             Berger Select Fund                            $50,001 - $100,000
                             Berger Small Company Growth Fund              $1 - $10,000
                             Berger Information Technology Fund            $1 - $10,000
                             Berger Small Cap Value Fund                   $1 - $10,000



APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS



                  The Fund's Investment Advisory and Sub-Advisory Agreements must be approved by vote of the Fund's trustees, including the vote of the majority of trustees who are not parties to the Agreements or "interested persons" of any parties (the "Independent Trustees") cast in person at a meeting called for such purpose. After the initial term of the Agreements, the continuation of each Fund's Investment Advisory and Sub-Advisory Agreements must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the Fund, and (2) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Investment Advisory and Sub-Advisory Agreements. In preparation for these meetings, the trustees request and review a wide variety of materials, including materials provided by the Berger Funds' investment adviser, and, in the case of continuance of such Agreements, extensive data provided by third parties. In addition, the Independent Trustees receive advice from counsel to the Independent Trustees.



                  At the March 2002 meeting, the trustees, including a majority of Independent Trustees, approved the Fund's Investment Advisory and Sub-Advisory Agreements based on its consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the investment advisory and other services to be provided to the Fund under the Agreements, including the adviser's and sub-adviser's personnel, experience and compliance program and the resources and investment process provided by the advisers, (2) the Fund's expenses under the Agreements and how those expenses compared to those of other comparable mutual funds; and (3) the profitability of the adviser.



                   In its deliberation, the Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Investment Advisory and Sub-Advisory Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEE COMPENSATION



                  The officers of the Fund received no compensation from the Fund during the fiscal year ended September 30, 2001. However, trustees of the Fund who are not "interested persons" of the Fund or its adviser or sub-adviser are compensated for their services according to a fee schedule, allocated among the Berger Funds. Neither the officers of the Fund nor the trustees receive any form of pension or retirement benefit compensation from the Fund.



                  The following table sets forth information regarding compensation paid or accrued for each director or trustee of the Fund and the other Berger Funds:



                                                                  AGGREGATE COMPENSATION FROM
                                               ---------------------------------------------------------------------
                                                                                       ALL BERGER FUNDS(2) FISCAL
     NAME AND POSITION WITH BERGER FUNDS       BERGER SMALL CAP VALUE FUND II(1)      YEAR ENDING SEPTEMBER 30, 2001
     -----------------------------------       ---------------------------------      ------------------------------

     Dennis E. Baldwin(3)                                   $    511                              $ 57,984

     Louis Bindner(6)                                       $      0                              $ 19,234

     Katherine A. Cattanach(3)                              $    511                              $ 58,400

     Paul R. Knapp(3)                                       $    472                              $ 54,234

     Harry T. Lewis(3)                                      $    472                              $ 54,234

     Michael Owen(3)                                        $    590                              $ 67,448

     William Sinclaire(3)                                   $    472                              $ 54,234

     Albert C. Yates(3),(7)                                 $    472                              $ 35,000

     Jack R. Thompson(3),(4),(5)                            $      0                              $      0



(1) The Fund was not added as a series of the Trust until March 28, 2002. Figures are estimates for the first year of operations of the Fund as a series of the Trust.


(2) Includes the Berger Growth Fund, the Berger Large Cap Growth Fund, the Berger Investment Portfolio Trust (including the Berger Mid Cap Growth Fund, the Berger Small Company Growth Fund, the Berger New Generation Fund, the Berger Select Fund, the Berger Information Technology Fund, the Berger Large Cap Value Fund, the Berger Mid Cap Value Fund, and the Berger Balanced Fund), the Berger Institutional Products Trust (seven series), the Berger Worldwide Funds Trust (three series, including the Berger International Fund), the Berger Worldwide Portfolios Trust (one series) and the Berger Omni Investment Trust (one series). Aggregate compensation figures do not include first-year estimates for any Fund in existence for less than one year. Of the aggregate amounts shown for each director/trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis E. Baldwin $31,960; Lou Bindner $2,499; Katherine A. Cattanach $58,400; William Sinclaire $54,234; Albert C. Yates $17,500.

(3) Director of Berger Growth Fund and Berger Large Cap Growth Fund and trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.


(4)      Interested person of Berger Financial Group LLC.


(5) President of Berger Growth Fund, Berger Large Cap Growth Fund, Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

(6)      Resigned effective March 1, 2001.

(7)      Appointed Trustee effective March 1, 2001.

                  Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by certain of the Berger Funds. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the trustee for this purpose. Pursuant to an SEC exemptive order, those Berger Funds that have adopted the plan are permitted to purchase shares of the designated funds in order to offset their obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. The obligation of a Berger Fund to make payments of deferred fees under the plan is a general obligation of that fund.



                  As of March 28, 2002, the current officers and trustees of the Fund as a group owned of record or beneficially no shares of the Fund.



                  The Trust, the Fund's investment adviser, sub-adviser and principal underwriter have adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund in certain circumstances. The Codes of Ethics are described fully under Restrictions on Personal Trading in Section 4 of this SAI.


4.                INVESTMENT ADVISER AND SUB-ADVISER


BERGER FINANCIAL GROUP LLC - INVESTMENT ADVISER



                  Berger Financial Group LLC ("BFG") (formerly Berger LLC), 210 University Boulevard, Suite 800, Denver, Colorado 80206 is the investment adviser to the Fund. BFG is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. BFG also acts as the Fund's administrator and is responsible for such functions as monitoring compliance with all applicable federal and state laws.



                  BFG is a Nevada Limited Liability Company, and has been in the investment advisory business since 1974. It serves as investment adviser or sub-adviser to mutual funds and institutional investors and had assets under management of approximately $8.7 billion as of December 31, 2001. BFG is a subsidiary of Stilwell Management Inc. ("Stilwell"), which owns approximately 89.5% of BFG, and is an indirect subsidiary of Stilwell Financial Inc. ("Stilwell Financial"). Stilwell also owns approximately 33% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company, which acts as the Fund's transfer agent. DST, in turn, owns 100% of DST Securities, a registered broker-dealer, which may execute portfolio trades for the Fund.


                  Stilwell Financial was previously a wholly owned subsidiary of Kansas City Southern Industries, Inc. ("KCSI"). On July 12, 2000, KCSI completed a separation of its transportation and financial services segments through a dividend of stock of Stilwell Financial. On that date, KCSI shareholders received two shares of Stilwell Financial for every KCSI share held as of June 28, 2000. The separation resulted in no change in the management or control of the Funds or the Adviser to the Funds.


BAY ISLE FINANCIAL LLC - SUB-ADVISER



                  Bay Isle Financial LLC ("Bay Isle") (formerly Bay Isle Financial Corporation), 475 14th Street, Suite 550, Oakland, California 94612, is the investment sub-adviser for the Fund. As sub-adviser, Bay Isle provides day-to-day management of the Fund's investment operations. Bay Isle has been in the investment advisory business since 1986. Bay Isle serves as investment adviser or sub-adviser to mutual funds, institutional investors and individual separate accounts. As sub-adviser, Bay Isle provides day-to-day management of the Fund's investment operations. Effective December 31, 2001, BFG acquired all of the outstanding shares of Bay Isle. Bay Isle is a wholly owned subsidiary of BFG.


INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT

                  Under the Investment Advisory Agreement between the adviser and the Fund, the adviser is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. The Investment Advisory Agreement provides that the investment adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties hereunder and except to the extent otherwise provided by law.

                  Under the Agreement, the adviser is compensated for its services by the payment of a fee at the following annual rate, calculated as a percentage of the average daily net assets of the Fund. Investment advisory fees are charged to the Fund according to the following schedule:


              FUND                                AVERAGE DAILY NET ASSETS                   ANNUAL RATE

Berger Small Cap Value Fund II                       First $500 million                         0.85%
                                                     Next $500 million                          0.80%
                                                      Over $1 billion                           0.75%



                  Pursuant to a written agreement, the Fund's investment adviser reimburses the Fund's Institutional Shares class to the extent transfer agency, investor reporting and registration expenses of the Institutional Shares class exceed 0.25%.



                  The Investment Advisory Agreement will continue in effect until the last day of April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the adviser or sub-adviser. The Agreement is subject to termination by the Fund or the adviser on 60 days' written notice, and terminates automatically in the event of its assignment.



                  Under the Sub-Advisory Agreement between the adviser and the sub-adviser, the sub-adviser is responsible for day-to-day investment management of the Fund. The sub-adviser manages the investments in the Fund and determines what securities and other investments will be acquired, held or disposed of, consistent with the investment objective and policies established by the trustees of the Fund. The Sub-Advisory Agreement provides that the sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.



                  The Fund pays no fees directly to the sub-adviser. The sub-adviser will receive from the adviser a fee at the annual rate of 0.85% of the first $500 million of average daily net assets of the Fund, 0.80% of the next $500 million and 0.75% of any amount in excess of $1 billion, excluding reimbursement of any expenses.



                  The Sub-Advisory Agreement will continue in effect until the last day of April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the adviser or the sub-adviser. The Sub-Advisory Agreement is subject to termination by the Fund or the sub-adviser on 60 days' written notice, and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.


TRADE ALLOCATIONS

                  While investment decisions for the Fund are made independently by the sub-adviser, the same investment decision may be made for a Fund and one or more accounts advised by the adviser or sub-adviser. In this circumstance, should purchase and sell orders of the same class of security be in effect on the same day, the orders for such transactions may be combined by the adviser or sub-adviser in order to seek the best combination of net price and execution for each. Client orders partially filled will, as a general matter, be allocated pro rata in proportion to each client's original order, although exceptions may be made to avoid, among other things, odd lots and de minimus allocations. Execution prices for a combined order will be averaged so that each participating client receives the average price paid or received. Although in some cases this policy might adversely affect the price paid or received by a Fund or other participating accounts, or the size of the position obtained or liquidated, the adviser or sub-adviser will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.


                  BFG has adopted procedures for allocating to its participating accounts' securities purchased pursuant to a company's initial public offering ("IPO"). The procedures provide that such allocations must be effected in a manner that is fair and equitable to all accounts. Generally, securities received from participating in IPOs will be allocated to participating accounts pro rata based on account size or total equity assets.



                  The key criterion for determining eligibility of the account to participate in an offering is the suitability of the investment for the account. An account may participate in an IPO allocation if BFG believes that, based on the account's investment restrictions, risk profile, asset composition and cash levels, the IPO is an appropriate investment. Accordingly, not every account will participate in every IPO allocation. In addition, an account generally will not participate in an IPO if the securities available for allocation to the account are insignificant relative to the account's net assets. As a result, any fund or account whose assets are very large is not likely to participate in the allocation of many IPOs.


RESTRICTIONS ON PERSONAL TRADING


                  BFG, the Berger Funds and Berger Distributors LLC each permits its directors, officers and employees to purchase and sell securities for their own accounts, including securities that may be purchased or held by the Fund, in accordance with a policy regarding personal investing in each of the Codes of Ethics for BFG, the Berger Funds and Berger Distributors LLC. The policy requires all covered persons to conduct their personal securities transactions in a manner that does not operate adversely to the interests of the Fund or BFG's other advisory clients. Directors and officers of BFG and Berger Distributors LLC, investment personnel and other designated persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Fund.



                  Bay Isle Financial LLC has adopted a Code of Ethics, which is substantially similar to the Code adopted by BFG.



                  In addition to the pre-clearance requirements described here for BFG and Berger Distributors LLC, the policy subjects directors and officers of BFG, the Berger Funds and Berger Distributors LLC, investment personnel and other access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The policy is administered by BFG and the provisions of the policy are subject to interpretation by and exceptions authorized by its management.


5.                EXPENSES OF THE FUND


                  In addition to paying an investment advisory fee to its adviser, the Fund pays all of its expenses not assumed by its adviser, including, but not limited to, custodian and transfer agent fees, legal and accounting expenses, administrative and record keeping expenses, interest charges, federal and state taxes, expenses of investor meetings, compensation of trustees who are not interested persons of BFG, expenses of printing and distributing reports to investors and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities, which are considered a cost of securities of the Fund. The Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses for investors of the Fund.



                  Under a separate Administrative Services Agreement with respect to the Fund, BFG performs certain administrative and recordkeeping services not otherwise performed by the Fund's custodian and recordkeeper, including the preparation of financial statements and reports to be filed with the Securities and Exchange Commission and state regulatory authorities. For the fiscal year ended September 30, 2001, BFG did not charge an administrative fee to the Fund. The administrative services fees may be changed by the Fund's trustees without investor approval.

                  Additionally, under a separate Shareowner Servicing Agreement, Berger Distributors, LLC agrees to perform certain shareowner servicing on behalf of the Fund. Berger Distributors, LLC will respond to shareowner inquiries (via the telephone, e-mail, or other correspondence) regarding account balances, account status, account maintenance requests, purchases, redemptions, exchanges, transfers, net asset value prices, and dividend amounts and payment dates. For these services, Berger Distributors, LLC receives a fee from the Fund based on certain service levels and is reimbursed for reasonable out-of-pocket expenses.



                  The Fund has appointed State Street Bank and Trust Company ("State Street"), One Heritage Drive, North Quincy, Massachusetts 02171, as its recordkeeping and pricing agent. In addition, State Street also serves as the Fund's custodian. Each of the Funds has appointed DST Systems, Inc. ("DST"), P.O. Box 219958, Kansas City, Missouri 64121, as its transfer agent and dividend-disbursing agent. Stilwell owns approximately 33% of the outstanding shares of DST.


                  As recordkeeping and pricing agent, State Street calculates the daily net asset value of the Fund and performs certain accounting and recordkeeping functions required by the Fund. The Fund pays State Street a monthly asset-based fee for such services. State Street is also reimbursed for certain out-of-pocket expenses.

                  State Street, as custodian, and its subcustodians have custody and provide for the safekeeping of the Fund's securities and cash, and receive and remit the income thereon as directed by the management of the Fund. The custodian and subcustodians do not perform any managerial or policy-making functions for the Fund. For its services as custodian, State Street receives an asset-based fee plus certain transaction fees and out-of-pocket expenses.


                  As transfer agent and dividend disbursing agent, DST maintains all investor accounts of record; assists in mailing all reports, proxies and other information to the Fund's investors; calculates the amount of, and delivers to the Fund's investors, proceeds representing all dividends and distributions; and performs other related services. For these services, DST receives a fee from the Fund at an annual rate of $15.47 per open Fund investor account, subject to preset volume discounts, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses.


                  All of State Street's fees are subject to reduction pursuant to an agreed formula for certain earnings credits on the cash balances of the Fund.

OTHER EXPENSE INFORMATION


                  The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of BFG due to the ownership interest of Stilwell in both DST and BFG.


                  The Fund and/or its adviser may enter into arrangements with certain brokerage firms and other companies (such as recordkeepers and administrators) to provide administrative services (such as sub-transfer agency, recordkeeping, investor communications, sub-accounting and/or other services) to investors purchasing shares of the Fund through those firms or companies. The Fund's adviser or the Fund (if approved by its trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

                  The Fund's adviser may also enter into arrangements with organizations that solicit clients for the adviser, which may include clients who purchase shares of the Fund. While the specific terms of each arrangement may differ, generally the fee paid by the adviser under such arrangements is based on the value of the referred client's assets managed by the adviser. None of the fees paid to such organizations will be borne by the Fund.

DISTRIBUTOR


                  The distributor (principal underwriter) of the Fund's shares is Berger Distributors LLC (the "Distributor"), 210 University Blvd., Suite 800, Denver, Colorado 80206. The Distributor may be reimbursed by BFG for its costs in distributing the Fund's Institutional Shares.


6.                BROKERAGE POLICY


                  Although the Fund retains full control over its own investment policies, under the terms of its Investment Advisory Agreement, BFG as the Fund's adviser is directed to place the portfolio transactions of the Fund. A report on the placement of brokerage business is given to the trustees of the Fund every quarter, indicating the brokers with whom Fund portfolio business was placed and the basis for such placement.


                  The Investment Advisory Agreement authorizes and directs the adviser to place portfolio transactions for the Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, the Agreement specifically authorizes the adviser to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the adviser. Accordingly, the adviser or sub-adviser does not have an obligation to seek the lowest available commission.

                  In accordance with this provision of the Agreement, portfolio brokerage business of the Fund may be placed with brokers who provide useful brokerage and research services to the adviser or sub-adviser. The Fund's adviser may consider the value of research provided as a factor in the choice of brokers. "Research" includes computerized on-line stock quotation systems and related data feeds from stock exchanges, computerized trade order entry, execution and confirmation systems, fundamental and technical analysis data and software, computerized stock market and business news services, economic research, account performance data and computer hardware used for the receipt of electronic research services and broker and other third-party equity research, such as publications or writings that furnish advice as to the value of securities and advisability of investing, and analyses and reports concerning issuers, industries, securities, market trends and portfolio strategies. Research may be provided orally, in print or electronically. These services included a service used by the independent trustees of the Fund in reviewing the Investment Advisory Agreement.

                  In some cases, a product or services termed "research" may serve other functions unrelated to the making of investment decisions. When a product has such a mixed use, the adviser will make a good faith allocation of the cost of the product according to the use made of it. The portion of the product that assists the adviser or sub-adviser in the investment decision-making process may be paid for with a Fund's commission dollars. The adviser or sub-adviser pays for the portion of the product that is not "research" with its own funds. Accordingly, the decision whether and how to allocate the costs of such a product presents a conflict of interest for the adviser or sub-adviser.


                  The Fund's adviser and sub-adviser do not enter into formal agreements with any brokers regarding the placement of securities transactions because of any such brokerage or research services that they provide. An adviser or sub-adviser may, however, make arrangements with and maintain internal procedures for allocating transactions to brokers who provide such services to encourage them to provide services expected to be useful to the adviser's or sub-adviser's clients, including the Fund. Brokers may suggest a level of business they would like to receive in return for the brokerage and research they provide. The adviser or sub-adviser then determines whether to continue receiving the research and brokerage provided and the approximate amount of commissions it is willing to pay to continue the brokerage and research arrangement with each broker. The actual amount of commissions a broker may receive may be more or less than a broker's suggested allocations, depending on adviser's or sub-adviser's level of business, market conditions and other relevant factors. Even under these arrangements, however, the placement of all Fund transactions, must be consistent with the Fund's brokerage placement and execution policies, and must be directed to a broker who renders satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates.

                  These brokerage and research services received from brokers are often helpful to the adviser or sub-adviser in performing its investment advisory responsibilities to the Fund, and the availability of such services from brokers does not reduce the responsibility of the adviser's or sub-adviser's advisory personnel to analyze and evaluate the securities in which the Fund invests. The brokerage and research services obtained as a result of the Fund's brokerage business also will be useful to the adviser or sub-adviser in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by the adviser or sub-adviser in rendering investment advice to the Fund. Although such brokerage and research services may be deemed to be of value to the adviser or sub-adviser, they are not expected to decrease the expenses that the adviser or sub-adviser would otherwise incur in performing its investment advisory services for the Fund nor will the advisory fees that are received by the adviser or sub-adviser from the Fund be reduced as a result of the availability of such brokerage and research services from brokers.



                  The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DSTS, a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of BFG due to the ownership interest of Stilwell in both DST and BFG.



                  The Fund's adviser or sub-adviser places securities orders with a limited number of major institutional brokerage firms chosen for the reliability and quality of execution; commission rates; quality of research coverage of major U.S. companies, the U.S. economy and the securities markets; promptness; back office capabilities; capital strength and financial stability; prior performance in serving the adviser and its clients; and knowledge of other buyers and sellers. The adviser selects the broker for each order based on the factors stated, as well as the size, difficulty and other characteristics of the order. The directors or trustees of the Fund have also authorized sales of shares of the Fund by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares to be considered as factors in the selection of broker-dealers to execute portfolio transactions for the Fund. In addition, the adviser may also consider payments made by brokers to a Fund or to other persons on behalf of a Fund for services provided to the Fund for which it would otherwise be obligated to pay, such as transfer agency fees. In placing portfolio business with any such broker or dealer, the adviser will seek the best execution of each transaction.



7.                HOW TO PURCHASE AND REDEEM SHARES OF THE FUND



                  Minimum Initial Investment
                  for Institutional Shares:                          $250,000.00


                  Institutional Shares in the Fund may be purchased at the relevant net asset value without a sales charge. The minimum initial investment for Institutional Shares of the Fund is $250,000.

                  To purchase shares in the Fund, simply complete the application form enclosed with the Prospectus. Then mail it with a check payable to "Berger Funds" to the following address:

                  Berger Funds
                  P.O. Box 219958
                  Kansas City, MO 64121-9958


                  Payment for shares purchased may be made by wire, electronic funds transfer or mail. All purchase orders are effected at the relevant net asset value per share of the Fund next determined after receipt of the purchase order, completed application and payment. A purchase order, together with payment in proper form, received by the Fund, its authorized agent or designee prior to the close of the New York Stock Exchange on a day the Fund is open for business will be effected at that day's net asset value. An order received after that time will be effected at the net asset value determined on the next business day.


                  Additional investments may be made at any time by mail, telephone (1-800-960-8427) or online (bergerfunds.com) at the relevant net asset value by calling or writing the Fund and making payment by wire or electronic funds transfer as outlined here.

                  In addition, Fund shares may be purchased through certain broker-dealers that have established mutual fund programs and certain other organizations connected with pension and retirement plans. These broker-dealers and other organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Fund and may impose other charges or restrictions different from those applicable to investors who invest in the Fund directly. Fees charged by these organizations will have the effect of reducing an investor's total return on an investment in Fund shares. No such charge will apply to an investor who purchases Fund shares directly from the Fund as described here.



                  Procedures for purchasing, selling (redeeming) and exchanging Fund shares by telephone and online are described in the Prospectus. The Fund may terminate or modify those procedures and related requirements at any time. BFG may, at its own risk, waive certain of those procedures and related requirements.


                  The Fund also offers a Systematic Investment Plan (minimum $50 per month) and a Systematic Withdrawal Plan (minimum of $50 withdrawn monthly, quarterly, semiannually or annually). Forms for these plans may be obtained online at bergerfunds.com or by calling 1-800-960-8427.

8.                HOW THE NET ASSET VALUE IS DETERMINED

                  The net asset value of the Fund is determined once daily, at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Fund is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year.

                  The per share net asset value of the Institutional Shares is determined by dividing the Institutional Shares' pro rata portion of the total value of the Fund's securities and other assets, less the Institutional Shares' pro rata portion of the Fund's liabilities and the liabilities attributable to the Institutional Shares, by the total number of Institutional Shares outstanding. Since net asset value for the Fund is calculated by class, and since the Institutional Shares and each other class of the Fund has its own expenses, the per share net asset value of the Fund will vary by class.

                  In determining net asset value, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Fund will be determined by using prices provided by pricing services that provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid.

                  Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the trustees.

                  The Fund's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets that may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when investors cannot purchase or redeem shares of the Fund.


9.                INCOME DIVIDENDS, CAPITAL GAINS, DISTRIBUTIONS AND TAX
                  TREATMENT

                  This discussion summarizes certain federal income tax issues relating to the Fund. As a summary, it is not an exhaustive discussion of all possible tax ramifications. Accordingly, investors are urged to consult with their tax advisers with respect to their particular tax consequences.

                  TAX STATUS OF THE FUND. If the Fund meets certain investment and distribution requirements, it will be treated as a "regulated investment company" (a "RIC") under the Internal Revenue Code and will not be subject to federal income tax on earnings that it distributes in a timely manner to investors. It may be subject to an excise tax on undistributed income if it does not meet certain timing requirements for distributions. The Fund intends to qualify as a RIC annually and to make timely distributions in order to avoid income and excise tax liabilities.

                  TAX ON FUND DISTRIBUTIONS. With certain exceptions provided by law, the Fund will report annually to the Internal Revenue Service, and to each investor, information about the tax treatment of the investor's distributions. Dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, will be treated as ordinary income to the investors. Distributions of net capital gain, whether received in cash or reinvested in Fund shares, will be taxable to the investors, but the rate of tax will vary depending upon the Fund's holding periods in the assets whose sale resulted in the capital gain. Dividends and distributions that are declared in October, November or December but not distributed until the following January will be considered to be received by the investors on December 31.

                  In general, net capital gains from assets held by the Fund for more than 12 months will be subject to the applicable long-term capital gains rate and net capital gains from assets held for 12 months or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates, regardless of how long an investor has held Fund shares. Assets contributed to a Fund in an in-kind purchase of Fund shares may generate more gain upon their sale than if the assets had been purchased by the Fund with cash contributed to the Fund in a cash purchase of Fund shares.

                  If the Fund's distributions for a taxable year exceeds its tax earnings and profits available for distribution, all or a portion of its distributions may be treated as a return of capital. To the extent a distribution is treated as a return of capital, an investor's basis in his or her Fund shares will be reduced by that amount.

                  If a investor has elected to receive dividends and/or capital gain distributions in cash and the U.S. Postal Service is unable to deliver checks to the investor's address of record or if a investor's checks remain uncashed for six months, the Fund reserves the right to reinvest the amount distributed in shares of the applicable Fund at the NAV next computed after the check is canceled, and to convert the investor's distribution option from receiving cash to having all dividend and other distributions reinvested in additional shares. In addition, no interest will accrue on amounts represented by uncashed distribution or redemption checks.


                  Additionally, the Fund reserves the right to reinvest distributions of less than $10 in shares of the Fund at the next computed NAV.


                  TAX ON REDEMPTIONS OF FUND SHARES. Investors may be subject to tax on the redemption of their Fund shares. In general, redemptions may give rise to a capital gain or loss, the treatment of which will depend on the investor's holding period in the Fund shares. Tax laws may prevent the deduction of a loss on the sale of Fund shares if the investor reinvests in the Fund shortly before or after the sale giving rise to the loss. Any loss on the redemption or other sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

                  INCOME FROM FOREIGN SOURCES. Dividends and interest received by the Fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries, although these taxes may be reduced by applicable tax treaties. Foreign taxes will generally be treated as expenses of the Fund, unless the Fund has more than 50% of its assets invested in foreign corporate securities at the end of the Fund's taxable year. In that case, if the Fund makes an election, investors of the Fund may be able to deduct (as an itemized deduction) or claim a foreign tax credit for their share of foreign taxes, subject to limitations prescribed in the tax law.


                  If the Fund invests in a foreign corporation that is a passive foreign investment company (a "PFIC"), special rules apply that may affect the tax treatment of gains from the sale of the stock and may cause the Fund to incur IRS tax and interest charges. However, the Fund may be eligible to elect one of two alternative tax treatments with respect to PFIC shares that would avoid these taxes and charges but also may affect, among other things, the amount and character of gain or loss and the timing of the recognition of income with respect to PFIC shares. Accordingly, the amounts, character and timing of income distributed to investors of the Fund holding PFIC shares may differ substantially as compared with a fund that did not invest in PFIC shares.


                  INCOME FROM CERTAIN TRANSACTIONS. Some or all of the Fund's investments may include transactions that are subject to special tax rules. Transactions involving foreign currencies may give rise to gain or loss that could affect the Fund's ability to make ordinary dividend distributions. Investment in certain financial instruments, such as options, futures contracts and forward contracts, may require annual recognition of unrealized gains and losses. Transactions that are treated as "straddles" may affect the character and/or timing of other gains and losses of the Fund. If the Fund enters into a transaction (such as a "short sale against the box") that reduces the risk of loss on an appreciated financial position that it already holds, the entry into the transaction may constitute a constructive sale and require immediate recognition of gain.

                  BACKUP WITHHOLDING. In general, if an investor is subject to backup withholding, the Fund will be required to withhold federal income tax at the applicable rate from distributions to that investor. These payments are creditable against the investor's federal income tax liability.

                  FOREIGN INVESTORS. Foreign investors of the Fund generally will be subject to the applicable U.S. withholding tax on dividends paid by the Fund from ordinary income and short-term capital gain, although the rate may be reduced by a tax treaty. If a foreign investor dies while owning Fund shares, those shares may be subject to U.S. estate taxes.

10.               SUSPENSION OF REDEMPTION RIGHTS

                  The Fund may not suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable shares for more than seven days except for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of investors of the Fund.

                  The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining investors, by the delivery of securities selected from its assets at its discretion. The Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one investor. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one investor. Should redemptions by any investor during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming investor generally will incur brokerage costs in converting the assets to cash. The redeeming investor may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described under Section 8.

11.               TAX-SHELTERED RETIREMENT PLANS

                  The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit-sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA, SIMPLE IRA account or other retirement plans, please call 1-800-259-2820, or write to the Berger Funds, c/o Berger Financial Group LLC, P.O. Box 5005, Denver, CO 80217-5005. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at 1-800-259-2820.


12.               EXCHANGE PRIVILEGE


                  Any investor may exchange any or all of the investor's shares in any of the Funds, subject to stated minimums, for shares of any of the other available Berger Funds or for shares of the Money Market Portfolio, the Government Securities Portfolio or the Tax-Exempt Portfolio of the Cash Account Trust ("CAT Portfolios"), separately managed, unaffiliated money market funds, without charge, after receiving a current prospectus of the other Fund or CAT Portfolio. The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of any such CAT Portfolio by any of the Funds or BFG. BFG is compensated for administrative services it performs with respect to the CAT Portfolios.


                  Exchanges into or out of the Funds are made at the net asset value per share next determined after the exchange request is received. Each exchange represents the sale of shares from one Fund and the purchase of shares in another, which may produce a gain or loss for income tax purposes.

                  An exchange of shares may be made by written request, via on-line access or simply by telephoning the Berger Funds at 1-800-960-8427. This privilege may be terminated or amended by any of the Funds and is not available in any state in which the shares of the Fund or CAT Portfolio being acquired in the exchange are not eligible for sale. Investors automatically have telephone and on-line privileges to authorize exchanges unless they specifically decline this service in the account application or in writing.

13.               PERFORMANCE INFORMATION

                  From time to time in advertisements, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc. or Value Line Investment Survey or by publications of general interest such as The Wall Street Journal, Investor's Business Daily, Money, Barron's, Financial World or Kiplinger's Personal Finance Magazine. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Wilshire 5000 Index, the Russell 2000 Stock Index, Russell 1000 Growth Index, Russell Mid Cap Growth, Russell 2000 Growth Index, Russell 3000 Growth Index, Russell 2000 Value Index, Russell Mid Cap Value Index, the Standard & Poor's 400 Mid-Cap Index, the Standard & Poor's 600 Small Cap Index, Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, the Dow Jones World Index, the Standard & Poor's/BARRA Value Index, the Nasdaq Composite Index, the Nasdaq 100, the Lehman Brothers Intermediate Term Government/Corporate Bond Index or the InformationWeek 100 Index, or more narrowly based or blended indices that reflect the market sectors in which that Fund invests.

                  The total return of the Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

                  The Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in the Fund. Because average annual total returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

                  All performance figures for the Fund are based upon historical results and do not assure future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                  Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 3, 5 and 10 years, or for the period since the Fund's registration statement became effective, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:



                                         n
                                 P(1 + T)  = ERV


                  Where    P     = a hypothetical initial payment of $1,000
                           T     = the average annual total return
                           n     = the number of years
                           ERV   = the ending redeemable value of a
                                   hypothetical $1,000 payment made at the
                                   beginning of the period).


                  All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.


                  Total return of the Institutional Shares and other classes of shares of the Fund will be calculated separately. Because each class of shares is subject to different expenses, the performance of each class for the same period will differ.


                  The Fund has no performance history since it did not commence operations until March 28, 2002.


14.               ADDITIONAL INFORMATION

FUND ORGANIZATION


                  The Fund is a separate series of the Berger Investment Portfolio Trust (the "Trust"), a Delaware business trust established under the Delaware Business Trust Act. The Fund was established on March 28, 2002.



                  The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Fund is one of nine series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. The Fund currently has three classes of shares, although others may be added in the future.


                  Shares of the Fund are fully paid and nonassessable when issued. Each share has a par value of $.01. All shares issued by the Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

                  DELAWARE BUSINESS TRUST INFORMATION. Under Delaware law, investors of the Fund will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no investor shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the investors of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

                  In order to protect investors from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any investor by reason of being or having been an investor, and that the Trust shall, upon request, assume the defense of any such claim made against such investor for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.


                  As a result, the risk of an investor of the Fund incurring financial loss on account of investor liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that the risk of personal liability to investors of the Fund is therefore remote. The trustees intend to conduct the operations of the Trust and the Fund so as to avoid, to the extent possible, liability of investors for liabilities of the Trust or the Fund.


                  CORPORATE GOVERNANCE INFORMATION PERTAINING TO THE FUND. The Fund is not required to hold annual investor meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees. If investors owning at least 10% of the outstanding shares of the Trust so request, a special investors' meeting of the Trust will be held for the purpose of considering the removal of a trustee. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Trust will facilitate appropriate communications by investors desiring to call a special meeting for the purpose of considering the removal of a trustee.

                  Investors of the Fund and, when applicable, the other series/classes of the Trust, generally vote separately on matters relating to those respective series/classes, although they vote together and with the holders of any other series/classes of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of the Fund has one vote.

                  Shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees.

                  Shares of the Fund have no preemptive rights. There are no sinking funds or arrearage provisions that may affect the rights of the Fund shares. Fund shares have no subscription rights or conversion rights, except that investors of any class of the Fund may convert their shares into shares of any other class of the Fund in the event and only in the event the investor ceases to be eligible to purchase or hold shares of the original class or becomes eligible to purchase shares of a different class, by reason of a change in the investor's status under the conditions of eligibility in effect for such class at that time. Shares of the Fund may be transferred by endorsement, or other customary methods, but the Fund is not bound to recognize any transfer until it is recorded on its books.

                  Under governing corporate law, each Fund may enter into a variety of corporate transactions, such as reorganizations, conversions, mergers and asset transfers, or may be liquidated. Any such transaction would be subject to a determination from the directors or trustees that the transaction was in the best interests of the Fund and its investors, and may require obtaining investor approval.

MORE ON SPECIAL FUND STRUCTURE


                  The Fund has divided its shares into classes and has three classes of shares outstanding, the Institutional Shares covered by this SAI, and the Service Shares and Investor Shares offered through separate prospectuses and statements of additional information. The Fund implemented its multi-class structure by adopting a Rule 18f-3 Plan under the Investment Company Act of 1940 permitting it to issue its shares in classes. The Fund's Rule 18f-3 Plan governs such matters as class features, dividends, voting, allocation of income and expenses between classes, exchange and trustee monitoring of the Plan. Each class is subject to such investment minimums and other conditions of eligibility as are set forth in the relevant prospectus for the class, as it may be amended from time to time. Investor Shares are made available to the general public and bear a 0.25% 12b-1 fee. Information concerning Investor Shares is available from the Fund at 1-800-333-1001. Service Shares are available through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries and bear a 0.25% 12b-1 fee and 0.25% service fee. Information concerning Service Shares is available from the Fund at 1-800-333-1001.

                   Subject to the Trust's Declaration of Trust and any other applicable provisions, the trustees of the Trust have the authority to create additional classes, or change existing classes, from time to time, in accordance with Rule 18f-3 under the Act.


PRINCIPAL INVESTORS



                  Insofar as the management of the Fund is aware, as of March 28, 2002, no person owned, beneficially or of record, more than 5% of the outstanding Institutional Shares of the Fund.


DISTRIBUTION


                  Berger Distributors LLC, as the Fund's Distributor, is the principal underwriter of the Fund's shares. The Distributor is a wholly owned subsidiary of BFG. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Fund in connection with the sale of the Fund's shares in all states in which the shares are eligible for sale and in which the Distributor is qualified as a broker-dealer. Janice M. Teague, Vice President and Secretary of the Distributor, is also Vice President and Assistant Secretary of the Fund. Brian Ferrie, Vice President and Chief Financial Officer of the Distributor, is also Vice President of the Fund. Anthony Bosch, Vice President and Chief Compliance Officer of the Distributor is also Vice President of the Fund. Sue Vreeland, Assistant Secretary of the Distributor, is also Secretary of the Fund.



                  The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues through April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Trust who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Trust or the Distributor. The Distribution Agreement is subject to termination by the Trust or the Distributor on 60 days' prior written notice and terminates automatically in the event of its assignment. Under the Distribution Agreement, the Distributor continuously offers the Fund's shares and solicits orders to purchase Fund shares at net asset value. The Distributor is not compensated for its services under the Distribution Agreement, but may be reimbursed by BFG for its costs in distributing Fund shares.


OTHER INFORMATION

                  The Fund has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Fund of which this SAI is a part. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

                  Davis Graham & Stubbs LLP, 1550 Seventeenth Street, Suite 500, Denver, Colorado, acts as counsel to the Fund.

INDEPENDENT ACCOUNTANTS


                  PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, has been appointed to act as independent accountants for the Trust and the Fund for the fiscal year ended September 30, 2002. In that capacity, PricewaterhouseCoopers LLP will audit the financial statements of the Fund and assist the Fund in connection with the preparation of its 2002 income tax return.

                                   APPENDIX A


HIGH-YIELD/HIGH RISK CONVERTIBLE BONDS

         The Fund may invest in convertible securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). However, the Fund will not purchase any security in default at the time of purchase. The Fund will not invest more than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.

         Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers, or in general economic conditions or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal or dividends. The market prices of lower grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities may also have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds. In the event of an unanticipated default, the Fund will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities.

         Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in the Fund's percentage limits for investments rated below investment grade, unless the Fund's sub-adviser deems such securities to be the equivalent of investment grade. If securities purchased by the Fund are downgraded following purchase or if other circumstances cause the Fund to exceed its percentage limits on assets invested in securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

         Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that the securities will decline in value, because credit ratings represent evaluations of the safety of principal, dividend and/or interest payments and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.

         Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.

         Expenses incurred in recovering an investment in a defaulted security may adversely affect the Fund's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of the Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

CORPORATE BOND RATINGS

         The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

         Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


         Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


         A-Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


         Baa-Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



         Ba-Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.


         B-Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


         Caa-Bonds that are rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.



         Ca-Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


         C-Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

KEY TO STANDARD & POOR'S CORPORATE RATINGS

         AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A-Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.


         BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation, and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by the large uncertainties or major risk exposures to adverse conditions.

         C1-The rating C1 is reserved for income bonds on which no interest is being paid.

         D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                         BERGER SMALL CAP VALUE FUND II
                 (A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST)



                                 SERVICE SHARES



                       STATEMENT OF ADDITIONAL INFORMATION
                        INVESTOR SERVICES: 1-800-960-8427



                  This Statement of Additional Information ("SAI") is not a prospectus. It relates to the Prospectus describing the Service Shares of the Berger Small Cap Value Fund II (the "Fund"), dated March 28, 2002, as it may be amended or supplemented from time to time, which may be obtained by writing the Fund at P.O. Box 5005, Denver, Colorado 80217-5005, or calling 1-800-259-2820.


                  This SAI is about the class of shares of the Fund designated as Service Shares. Service Shares are not offered directly to the public, but are sold through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. Shares of the Fund may be offered through certain financial intermediaries that may charge their customers transaction or other fees with respect to the customers' investment in the Fund.



                              DATED MARCH 28, 2002

                                TABLE OF CONTENTS
                                        &
                         CROSS-REFERENCES TO PROSPECTUS



                                                          PAGE      CROSS-REFERENCES TO RELATED
SECTION                                                    NO.      DISCLOSURES IN PROSPECTUS
-------                                                   ----      -------------------------
       Introduction                                          1      Table of Contents

1.    Investment Strategies and Risks of the Fund            1      Berger Small Cap Value Fund II;
                                                                    The Fund's Goal and Principal Investment Strategies;
                                                                    Principal Risks

2.    Investment Restrictions                               13      Berger Small Cap Value Fund II; The Fund's Goal and
                                                                    Principal Investment Strategies; Principal Risks;
                                                                    Investment Techniques, Securities and Associated Risks

3.    Management of the Fund                                15      Organization of the Fund

4.    Investment Adviser and Sub-Adviser                    25      Organization of the Fund

5.    Expenses of the Fund                                  27      Fund Expenses; Organization of the Fund

6.    Brokerage Policy                                      30      Organization of the Fund

7.    Purchasing and Redeeming Shares of the Fund           31      Purchasing and Selling (Redeeming) Shares

8.    How the Net Asset Value is Determined                 32      Fund Share Price

9.    Income Dividends, Capital Gains Distributions         32      Distributions and Taxes
      and Tax Treatment

10.   Suspension of Redemption Rights                       34      Information About Your Account

11.   Performance Information                               34      N/A

12.   Additional Information                                35      Organization of the Fund; Special Fund Structure

      Financial Information                                         N/A

                                  INTRODUCTION


                  The Fund described in this SAI is a mutual fund, or an open-end, management investment company. The Fund is a diversified fund.

1.                INVESTMENT STRATEGIES AND RISKS OF THE FUND

                  The Prospectus discusses the investment objective of the Fund and the principal investment strategies employed to achieve that objective. It also describes the principal risks of investing in the Fund.

                  This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to those investments, policies and strategies.

                  COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market, and that such movements might reduce their value.

                  DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities that bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") and Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. The Fund will not purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases in which the ratings assigned by more than one rating agency differ, the Fund will consider the security as rated in the higher category. If nonconvertible securities purchased by the Fund are downgraded to below investment grade following purchase, the trustees of the Fund, in consultation with the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

                  Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by the Fund. Conversely, during periods of rising interest rates, the value of fixed-income securities held by the Fund will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

                  Certain debt securities can also present prepayment risk. For example, a security may contain redemption and call provisions. If an issuer exercises these provisions when interest rates are declining, the Fund could sustain investment losses as well as have to reinvest the proceeds from the security at lower interest rates, resulting in a decreased return for the Fund.

                  CONVERTIBLE SECURITIES. The Fund may also purchase debt or equity securities that are convertible into common stock when the Fund's sub-adviser believes they offer the potential for a higher total return than nonconvertible securities. Although fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities that the Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Fund or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody's or S&P or a similar determination of creditworthiness by the Fund's sub-adviser. The Fund has no preestablished minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Fund will not invest in any security in default at the time of purchase, and the Fund will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by the Fund are downgraded following purchase, or if other circumstances cause 20% or more of the Fund's assets to be invested in convertible securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

                  SPECIAL SITUATIONS. The Fund may also invest in "special situations." Special situations are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services that may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or that enjoy particular tax advantages. Other examples are companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or that are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

                  ZEROS/STRIPS. The Fund may invest also in zero coupon bonds or in "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest coupon after the securities are issued but otherwise are comparable to zero coupon bonds. The market values of "strips" and zero coupon bonds generally fluctuate in response to changes in interest rates to a greater degree than do interest-paying securities of comparable term and quality.

                  SECURITIES OF SMALLER COMPANIES. The Fund may invest in securities of companies with small or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies because smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

                  SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. The Fund may invest in securities of companies with limited operating histories. The Fund considers these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies.

                  INITIAL PUBLIC OFFERINGS. The Fund may invest in a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. See "Securities of Smaller Companies" and "Securities of Companies with Limited Operating Histories".


                  Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal investors. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

                  The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, a Fund's adviser or sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Fund's investors. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

                  The effect of an IPO investment can have a magnified impact on a Fund's performance when the Fund's asset base is small. Consequently, IPOs may constitute a significant portion of a Fund's returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of a Fund's assets as it increases in size and therefore have a more limited effect on the Fund's performance.


                  There can be no assurance that IPOs will continue to be available for the Fund to purchase. The number or quality of IPOs available for purchase by a Fund may vary, decrease or entirely disappear. In some cases, a Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.



                  The adviser's or sub-adviser's IPO trade allocation procedures govern which Fund and other advised accounts participate in the allocation of any IPO. See the heading "Trade Allocations" under Section 4. Under the IPO allocation procedures of Berger Financial Group LLC, a Fund generally will not participate in an IPO if the securities available for allocation to the Fund are insignificant relative to the Fund's net assets. As a result, a Fund or account whose assets are very large is not likely to participate in the allocation of many IPOs.


                  FOREIGN SECURITIES. The Fund may invest in foreign securities, which may be traded in foreign markets and denominated in foreign currency. The Fund's investments may also include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts (GDRs).

                  Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Fund. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. A developing country generally is considered to be in the initial stages of its industrialization cycle. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature and to political systems that can be expected to have less stability than developed countries.

                  There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing the Fund to experience losses or miss investment opportunities. The use of a foreign securities depository may increase this risk. The Fund may maintain assets with a foreign securities depository if certain conditions are met. A foreign securities depository may maintain assets on behalf of the Fund if the depository: (a) acts as or operates a system for the central handling of securities that is regulated by a foreign financial regulatory authority; (b) holds assets on behalf of the Fund under safekeeping conditions no less favorable than those that apply to other participants; (c) maintains records that identify the assets of participants and keeps its own assets separated from the assets of participants; (d) provides periodic reports to participants; and
(e) undergoes periodic examination by regulatory authorities or independent accountants. In addition, the Fund's primary custodian provides the Fund with an analysis of the custodial risks of using a depository, monitors the depository on a continuous basis and notifies the Fund of any material changes in risks associated with using the depository. In general, the analysis may include an analysis of a depository's expertise and market reputation; the quality of its services, its financial strength, and insurance or indemnification arrangements; the extent and quality of regulation and independent examination of the depository; its standing in published ratings; its internal controls and other procedures for safeguarding investments, and any related legal proceedings.

                  Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. The Fund will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, the Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

                  If the Fund is invested in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

                  PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS). The Fund may purchase the securities of certain companies considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. For certain types of PFICs, in addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), investors will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 9.

                  ILLIQUID AND RESTRICTED SECURITIES. The Fund is authorized to invest in securities that are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Fund will not purchase any such security, the purchase of which would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Fund might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of the Fund's net assets to be invested in illiquid securities, the trustees of the Fund, in consultation with the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

                  Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, the Fund's sub-adviser will determine whether securities eligible for resale to qualified institutional buyers pursuant to SEC Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (a) the frequency of trades and quotes for the security; (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). The liquidity of the Fund's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.

                  REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is an agreement under which the Fund acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. In addition, the trustees will establish guidelines and standards for review by the investment sub-adviser of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

                  These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) but involve certain risks, such as credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed and delayed. Further, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Fund expects that these risks can be controlled through careful monitoring procedures.

                  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, the Fund currently does not intend to purchase or sell securities on a when-issued or delayed delivery basis if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, obligations of issuers eligible for investment by the Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into but in no event later than 90 days. However, no payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction.

                  When the Fund purchases securities on a when-issued basis, it will maintain, in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

                  LENDING OF PORTFOLIO SECURITIES. The Fund may lend its securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Loans of securities by the Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-to-market on a daily basis. By lending its securities, the Fund will be attempting to generate income through the receipt of interest on the loan, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

                  The Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940 or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receives reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receives all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

                  The Fund bears risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Fund will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33 1/3% of the value of the Fund's total assets (including the value of the collateral received to secure the loan). Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.

                  Although voting rights with respect to loaned securities pass to the borrower, the Fund retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall loaned securities in time to exercise voting rights may be unsuccessful, especially for foreign securities or thinly traded securities. In addition, it is expected that loaned securities will be recalled for voting only when the items being voted on are, in the judgment of the Fund's sub-adviser, either material to the economic value of the security or threaten to materially impact the issuing company's corporate governance policies or structure.

                  SHORT SALES. The Fund currently is permitted to engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box").

                  In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

                  Under prior law, the Fund could have made a short sale, as described above, when it wanted to sell a security it owned at a current attractive price but also wished to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. However, federal tax legislation has eliminated the ability to defer recognition of gain or loss in short sales against the box, and accordingly it is not anticipated that the Fund will be engaging in these transactions unless there are further legislative changes.

                  HEDGING TRANSACTIONS. The Fund is authorized to make limited use of certain types of futures, forwards and/or options, but only for the purpose of hedging, that is, protecting against market risk caused by market movements that may adversely affect the value of the Fund's securities or the price of securities that the Fund is considering purchasing. The utilization of futures, forwards and options is also subject to policies and procedures that may be established by the trustees from time to time. In addition, the Fund is not required to hedge. Decisions regarding hedging are subject to the adviser's judgment of the cost of the hedge, its potential effectiveness and other factors the adviser considers pertinent.

                  A hedging transaction may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit the Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. In addition, hedging transactions do not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire. Use of these instruments by the Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation or, in the case of a call option written by the Fund, may exceed the premium received for the option. However, the Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that the Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by the Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

                  The principal risks of the Fund utilizing futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

                  Following is additional information concerning the futures, forwards and options that the Fund may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options. In addition, the Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

                  Futures Contracts. Financial futures contracts are exchange-traded contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the mark-to-market value of the underlying instruments, in most cases the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.

                  The Fund may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

                  Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. The Fund will incur brokerage fees when it buys or sells futures contracts.

                  In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Fund will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

                  The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, the Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

                  Although the Fund would hold cash and liquid assets in a segregated account with a mark-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position.

                  The acquisition or sale of a futures contract may occur, for example, when the Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby prevent the Fund's net asset value from declining as much as it otherwise would have. The Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows the Fund to maintain a defensive position without having to sell portfolio securities.

                  Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, the Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated, and the Fund could buy equity securities on the cash market.

                  The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions that could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the Fund still may not result in a successful use of futures.

                  Futures contracts entail additional risks. Although the Fund will only utilize futures contracts when it believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, the Fund intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

                  The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not exactly match the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

                  Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a value less than or equal to the securities it wishes to hedge or is considering purchasing. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

                  Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions could also be impaired.

                  Options on Futures Contracts. The Fund may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, the Fund may buy a call option on a futures contract to hedge against a market advance, and the Fund might buy a put option on a futures contract to hedge against a market decline.

                  The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency that is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, the Fund will retain the full amount of the option premium that provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option the Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

                  The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

                  The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

                  Forward Foreign Currency Exchange Contracts. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Fund currently intends that it will only use forward contracts or commitments for hedging purposes and will only use forward foreign currency exchange contracts, although the Fund may enter into additional forms of forward contracts or commitments in the future if they become available and advisable in light of the Fund's objectives and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated exchange.

                  The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the currency. The Fund may also enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

                  These types of hedging minimize the effect of currency appreciation as well as depreciation but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Fund's currency exposure from one foreign currency to another limits the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if its investment manager's projection of future exchange rates is inaccurate. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

                  The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts.

                  While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts may be restricted. The Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. In addition, when the Fund enters into a privately negotiated forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, the Fund intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Fund becomes unacceptably high.

                  Options on Securities and Securities Indices. The Fund may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over-the-counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price or will not decrease (in the case of a put) to below the exercise price, in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when the Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

                  A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

                  The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

                  The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. If the Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

                  The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

                  An option position may be closed out only when a secondary market exists for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (a) there may be insufficient trading interest in certain options, (b) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (c) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (d) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (e) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (f) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

                  In addition, when the Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

                  An option on a securities index is similar to an option on a security except that rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

                  The Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. The Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

                  An example of a hedging transaction using an index option would be if the Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Fund will generally invest may be imperfect, the Fund expects, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.


                  TEMPORARY DEFENSIVE MEASURES. Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times. The Fund may increase its investment in government securities, and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies or its normal investment emphasis, when its adviser or sub-adviser believes market, economic or political conditions warrant a temporary defensive position. In addition, certain unusual circumstances may force the Fund to temporarily depart from the investment requirement implied by its name. Taking larger positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, the Fund could miss the opportunity to participate in any stock or bond market advances that occur during those periods, which the Fund might have been able to participate in if it had remained more fully invested.


                  PORTFOLIO TURNOVER. Investment changes in the Fund will be made whenever management deems them appropriate even if this results in a higher portfolio turnover rate. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in the Fund's portfolio are replaced in a period of one year. In addition, portfolio turnover for the Fund may increase as a result of large amounts of purchases and redemptions of shares of the Fund due to economic, market or other factors that are not within the control of management.

                  Higher portfolio turnover will necessarily result in correspondingly higher brokerage costs for the Fund. The existence of a high portfolio turnover rate has no direct relationship to the tax liability of the Fund, although sales of certain stocks will lead to realization of gains and, possibly, increased taxable distributions to investors. The Fund's brokerage policy is discussed further under Section 6--Brokerage Policy, and additional information concerning income taxes is located under Section 9--Income Dividends, Capital Gains Distributions and Tax Treatment.

2.                INVESTMENT RESTRICTIONS

                  The investment objective of the Fund is capital appreciation. The investment objective of the Fund is considered fundamental, meaning that it cannot be changed without an investor vote. There can be no assurance that the Fund's investment objective will be realized.

                  The Fund has also adopted certain investment policies, strategies, guidelines and procedures in pursuing its objective. These may be changed without an investor vote. The principal policies and strategies used by the Fund are described in the Prospectus.


                  For each Fund that has adopted an 80% investment strategy pursuant to Rule 35d-1 of the 1940 Act (the "Rule"), the trustees have adopted a non-fundamental policy to provide shareholders with at least 60 days notice prior to changing an existing investment strategy. The Rule requires that at least 80% of a Fund's net assets (plus the amount of any borrowings for investment purposes) be invested in a strategy suggested by the Fund's name, under normal circumstances. The notice the shareholders required by the non-fundamental policy must meet the requirements of Rule 35d-1(c). This non-fundamental policy may be changed by the trustees without a shareholder vote.



                  In addition, the Fund has adopted certain fundamental and non-fundamental restrictions on its investments and other activities, which are listed below. Fundamental restrictions may not be changed without the approval of (a) 67% or more of the voting securities of the Fund present at a meeting of investors thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities of the Fund. Non-fundamental restrictions may be changed in the future by action of the trustees without investor vote.



                  The following fundamental restrictions apply to the Fund. The Fund may not:



                  1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.


                  2. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

                  3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

                  4. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

                  5. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

                  In applying the industry concentration investment restriction (no. 2 above), the Fund uses the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated. Further, in implementing that restriction, the Fund intends not to invest in any one industry 25% or more of the value of its total assets at the time of such investment.

                  The trustees have adopted additional non-fundamental investment restrictions for the Fund. These limitations may be changed by the trustees without an investor vote. The non-fundamental investment restrictions include the following:

                  1. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

                  2. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

                  3. The Fund may not invest in companies for the purposes of exercising control of management.

                  4. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.



                  5. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.


                  6. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

3.                MANAGEMENT OF THE FUND


                  The Fund is supervised by trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's Board hires the companies that run day-to-day Fund operations, such as the investment adviser, administrator, transfer agent and custodian.



                  The trustees and executive officers of the Fund are listed below, together with information that includes their principal occupations during the past five years and other principal business affiliations. The trustees of the Fund have adopted a trustee retirement age of 75 years.

                                POSITION(S)                                                            NUMBER OF
                               HELD WITH THE                                                           FUNDS IN
                                TRUST, TERM                                                              FUND         OTHER
                               OF OFFICE AND                                                            COMPLEX    DIRECTORSHIPS
NAME, ADDRESS                    LENGTH OF                                                            OVERSEEN BY      HELD
AND AGE                         TIME SERVED        PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS        TRUSTEE     BY TRUSTEE
-------------                  -------------       ---------------------------------------------      -----------  -------------
INDEPENDENT TRUSTEES

Michael Owen                     Chairman of     Dean of Zayed University (since September 2000).         22            n/a
210 University Blvd.             the Board       Formerly self-employed as a financial and
Suite 800                                        management consultant, and in real estate
Denver, CO 80206                                 development (from June 1999 to September 2000).
                                                 Dean (from 1993 to June 1999), and a member of the
DOB: 1937                                        Finance faculty (from 1989 to 1993), of the College
                                                 of Business, Montana State University. Formerly,
                                                 Chairman and Chief Executive Officer of Royal Gold,
                                                 Inc. (mining) (1976 to 1989).

Dennis E. Baldwin                Trustee         President, Baldwin Financial Counseling (since July      22            n/a
210 University Blvd.                             1991). Formerly, Vice President and Denver Office
Suite 800                                        Manager of Merrill Lynch Capital Markets (1978 to
Denver, CO 80206                                 1990).

DOB: 1928

Katherine A. Cattanach, CFA      Vice Chair of   Managing Principal (since September 1987),               22            n/a
210 University Blvd.             the Board       Sovereign Financial Services, Inc. (investment
Suite 800                                        consulting firm). Executive Vice President (1981 to
Denver, CO 80206                                 1988), Captiva Corporation, Denver, Colorado
                                                 (private investment management firm). Ph.D.
DOB: 1945                                        in Finance (Arizona State University).

Paul R. Knapp                    Trustee         Executive Officer of DST Systems, Inc. ("DST"), a        22       Director and Vice
210 University Blvd.                             publicly traded information and transaction                       President
Suite 800                                        processing company, which acts as the Funds'                      (February 1998 to
Denver, CO 80206                                 transfer agent (since October 2000). DST is 33%                   November 2000) of
                                                 owned by Stilwell Management Inc., which owns                     West Side
DOB: 1945                                        approximately 89.5% of Berger Financial Group LLC.                Investments, Inc.
                                                 Mr. Knapp owns common shares and options                          (investments), a
                                                 convertible into common shares of DST Systems                     wholly owned
                                                 which, in the aggregate and assuming exercise of                  subsidiary of DST
                                                 the options, would result in his owning less than                 Systems, Inc.
                                                 1/2 of 1% of DST System's common shares. Mr. Knapp
                                                 is also President of Vermont Western Assurance,
                                                 Inc., a wholly owned subsidiary of DST Systems
                                                 (since December 2000). President, Chief Executive
                                                 Officer and a director (September 1997 to October
                                                 2000) of DST Catalyst, Inc., an international
                                                 financial markets consulting, software and computer
                                                 services company, (now DST International, a
                                                 subsidiary of DST). Previously (1991 to October
                                                 2000), Chairman, President, Chief Executive Officer
                                                 and a director of Catalyst Institute (international
                                                 public policy research organization focused

                                                 primarily on financial markets and institutions);
                                                 also (1991 to September 1997), Chairman, President,
                                                 Chief Executive Officer and a director of Catalyst
                                                 Consulting (international financial institutions
                                                 business consulting firm).

Harry T. Lewis, Jr.              Trustee         Lewis Investments (since June 1988) (self-employed       22       Director, J.D.
210 University Blvd.                             private investor). Formerly, Senior Vice President,               Edwards & Co.
Suite 800                                        Rocky Mountain Region, of Dain Bosworth                           (1995 to March
Denver, CO 80206                                 Incorporated and member of that firm's Management                 2002); Director,
                                                 Committee (1981 to 1988).                                         National Fuel
DOB: 1933                                                                                                          Corporation (oil
                                                                                                                   & gas
                                                                                                                   production);
                                                                                                                   Advisory
                                                                                                                   Director,
                                                                                                                   Otologics, LLC,
                                                                                                                   (implantable
                                                                                                                   hearing aid)
                                                                                                                   (since 1999);
                                                                                                                   Member of
                                                                                                                   Community
                                                                                                                   Advisory Board,
                                                                                                                   Wells Fargo
                                                                                                                   Bank-Denver

William Sinclaire                Trustee         President (since January 1998), Santa Clara LLC          22            n/a
210 University Blvd.                             (privately owned agricultural company). President
Suite 800                                        (January 1963 to January 1998), Sinclaire Cattle
Denver, CO 80206                                 Co. (privately owned agricultural company).

DOB: 1928

Albert C. Yates                  Trustee         President (since 1990), Chancellor and Professor of      22       Member, Board of
210 University Blvd.                             Chemistry-Department of Chemistry, of Colorado                    Directors, Adolph
Suite 800                                        State University. Formerly Executive Vice President               Coors Company
Denver, CO 80206                                 and Provost (1983 to 1990), Academic Vice President               (brewing company)
                                                 and Provost (1981 to 1983) and Professor of                       (since 1998);
DOB: 1941                                        Chemistry (1981 to 1990) of Washington State                      Member, Board of
                                                 University. Vice President and University Dean for                Directors,
                                                 Graduate Studies and Research and Professor of                    Dominion
                                                 Chemistry of the University of Cincinnati (1977 to                Industrial
                                                 1981).                                                            Capital Bank
                                                                                                                   (1999 to 2000);
                                                                                                                   Member, Board of
                                                                                                                   Directors,
                                                                                                                   Centennial Bank
                                                                                                                   of the West
                                                                                                                   (since 2001)

                                POSITION(S)                                                            NUMBER OF
                               HELD WITH THE                                                           FUNDS IN
                                TRUST, TERM                                                              FUND         OTHER
                               OF OFFICE AND                                                            COMPLEX    DIRECTORSHIPS
NAME, ADDRESS                    LENGTH OF                                                            OVERSEEN BY      HELD
AND AGE                         TIME SERVED        PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS        TRUSTEE     BY TRUSTEE
-------------                  -------------       ---------------------------------------------      -----------  -------------
INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson*              President and     President and a director since May 1999 (Executive       22       Audit Committee
210 University Blvd.           Trustee of        Vice President from February 1999 to May 1999) of                 Member of the
Suite 800                      the Trust         Berger Growth Fund and Berger Large Cap Growth                    Public Employees
Denver, CO 80206               (since May        Fund. President and a trustee since May 1999                      Retirement
                               1999)             (Executive Vice President from February 1999 to May               Association of
DOB: 1949                                        1999) of Berger Investment Portfolio Trust, Berger                Colorado (pension
                                                 Institutional Products Trust, Berger Worldwide                    plan) (from
                                                 Funds Trust, Berger Worldwide Portfolios Trust and                November 1997 to
                                                 Berger Omni Investment Trust. President and Chief                 December 2001).
                                                 Executive Officer (since June 1999) (Executive Vice
                                                 President from February 1999 to June 1999) of
                                                 Berger Financial Group LLC (formerly Berger LLC).
                                                 Director, President and Chief Executive Office of
                                                 Stilwell Management, Inc. (since September 1999).
                                                 President and Chief Executive Officer of Berger/Bay
                                                 Isle LLC (since May 1999). Self-employed as a
                                                 consultant from July 1995 through February 1999.
                                                 Director of Wasatch Advisors (investment
                                                 management) from February 1997 to February 1999.

*Mr. Thompson is considered an interested person of the Trust due to his positions held at Berger Financial Group LLC (or its affiliated companies).



                               POSITION(S) HELD WITH THE TRUST,
NAME, ADDRESS                 TERM OF OFFICE AND LENGTH OF TIME
AND AGE                                     SERVED                       PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------                 ---------------------------------          ---------------------------------------------
OFFICERS OF THE TRUST

Jay W. Tracey, CFA*           Executive Vice President of the     Executive Vice President of the Berger Funds (since August 2000).
210 University Blvd.          Trust (since Aug. 2000) and         Executive Vice President and Chief Investment Officer of Berger
Suite 800                     Portfolio Manager (since June       Financial Group LLC (since June 2000). Portfolio manager of the
Denver, CO 80206              2000)                               Berger Growth Fund (since August 2000); team portfolio manager of the Berger Select Fund (since June 2000) and the Berger Large Cap
DOB: 1954                                                         Growth Fund (from January 2001 through December 2001). Team portfolio manager (since December 2001) of the Berger Mid Cap
                                                                  Growth Fund and team interim portfolio manager (since December
                                                                  2001) of the Berger New Generation Fund. Formerly, Vice President
                                                                  and portfolio manager at OppenheimerFunds, Inc. (September 1994 to
                                                                  May 2000).

Paul A. LaRocco, CFA*         Vice President of the Trust         Vice President (since February 2001) and portfolio manager (since
210 University Blvd.          (since Feb. 2001) and Portfolio     January 2001) of the Berger Small Company Growth Fund. Vice
Suite 800                     Manager (since Jan. 2001)           President (since February 2001) and team portfolio manager (since
Denver, CO 80206                                                  January 2001) of the Berger Select Fund. Team portfolio manager
                                                                  (since December 2001) of the Berger Mid Cap Growth Fund and
DOB: 1958                                                         interim team portfolio manager (since December 2001) of the Berger
                                                                  New

                                                                  Generation Fund. Vice President of Berger Financial Group LLC
                                                                  (since December 2000). Formerly, portfolio manager with Montgomery
                                                                  Asset Management (from January 2000 through December 2000); senior portfolio manager with Founders Asset Management (from March 1998 through December 1999); and portfolio manager with
                                                                  OppenheimerFunds (from January 1993 through March 1998).

Steven L. Fossel, CFA*        Vice President of the Trust         Vice President (since August 2000) and portfolio manager (since
210 University Blvd.          (since Aug. 2000) and Portfolio     June 2000) of the Berger Balanced Fund. Vice President (since
Suite 800                     Manager (since Jun. 2000)           August 2000) and team portfolio manager (since June 2000) of the
Denver, CO 80206                                                  Berger Select Fund. Vice President (since February 2001) and portfolio manager (since December 2001) of the Berger Large Cap
DOB: 1968                                                         Growth Fund; and team portfolio manager (from January 2001 through
                                                                  December 2001) of the Berger Large Cap Growth Fund. Interim
                                                                  portfolio manager (from June 2000 to January 2001) of the Berger
                                                                  Large Cap Growth Fund. Vice President and portfolio manager of
                                                                  Berger Financial Group LLC (since June 2000); senior equity analyst with Berger Financial Group LLC (from March 1998 to June
                                                                  2000). Formerly, analyst and assistant portfolio manager with
                                                                  Salomon Brothers Asset Management (from August 1992 to February
                                                                  1998).

Janice M. Teague*             Vice President of the Trust         Vice President (since November 1998) and Assistant Secretary
210 University Blvd.          (since November 1998) and           (since February 2000 and previously from September 1996 to
Suite 800                     Assistant Secretary (since          November 1998) and Secretary (November 1998 to February 2000) of
Denver, CO 80206              February 2000)                      the Berger Funds. Vice President (since October 1997), Secretary
                                                                  (since November 1998) and Assistant Secretary (October 1996
DOB: 1954                                                         through November 1998) with Berger Financial Group LLC. Vice
                                                                  President and Secretary with Berger Distributors LLC (since August
                                                                  1998). Vice President and Secretary of Bay Isle Financial LLC
                                                                  (since January 2002). Formerly, self-employed as a business consultant (from June 1995 through September 1996).

Andrew J. Iseman*             Vice President of the Trust         Vice President of the Berger Funds (since March 2001). Vice
210 University Blvd.          (since Mar. 2001)                   President (since September 1999) and Chief Operating Officer
Suite 800                                                         (since November 2000) of Berger Financial Group LLC. Manager
Denver, CO 80206                                                  (since September 1999) and Director (June 1999 to September 1999)
                                                                  of Berger Distributors LLC. Vice President-Operations (February
DOB: 1964                                                         1999 to November 2000) of Berger Financial Group LLC. Associate
                                                                  (November 1998 to February 1999) with DeRemer & Associates (a consulting firm). Vice President-Operations (February 1997 to
                                                                  November 1998) and Director of Research and Development (May 1996
                                                                  to February 1997) of Berger Financial Group LLC.

Anthony R. Bosch*             Vice President of the Trust         Vice President of the Berger Funds (since February 2000). Vice
210 University Blvd.          (since Feb. 2000)                   President (since June 1999) and Chief Legal Officer (since August
Suite 800                                                         2000) with Berger Financial Group LLC. Vice President and Chief
Denver, CO 80206                                                  Compliance Officer with Berger Distributors LLC (since September
                                                                  2001). Vice President of Bay Isle Financial LLC (since January
DOB: 1965                                                         2002). Formerly, Assistant Vice President of Federated Investors,
                                                                  Inc. (December 1996 through May 1999), and Attorney with the U.S.
                                                                  Securities and Exchange Commission (June 1990 through December
                                                                  1996).

Brian S. Ferrie*              Vice President of the Trust         Vice President of the Berger Funds (since November 1998). Vice
210 University Blvd.          (since Nov. 1998)                   President (since February 1997), Treasurer and Chief Financial
Suite 800                                                         Officer (since March 2001) and Chief Compliance Officer (from
Denver, CO 80206                                                  August 1994 to March 2001) with Berger Financial Group LLC. Vice
                                                                  President (since May 1996), Treasurer and Chief Financial Officer
DOB: 1958                                                         (since March 2001) and Chief Compliance Officer (from May 1996 to
                                                                  September 2001) with Berger Distributors LLC.

John A. Paganelli*            Vice President (since Nov. 1998)    Vice President (since November 1998), Treasurer (since March 2001)
210 University Blvd.          and Treasurer (since Mar. 2001)     and Assistant Treasurer (November 1998 to March 2001) of the
Suite 800                     of the Trust                        Berger Funds. Vice President (since November 1998) and Manager of
Denver, CO 80206                                                  Accounting (January 1997 through November 1998) with Berger
                                                                  Financial Group LLC. Formerly, Manager of Accounting (December
DOB: 1967                                                         1994 through October 1996) and Senior Accountant (November 1991 through December 1994) with Palmeri Fund Administrators, Inc.

Sue Vreeland*                 Secretary of the Trust (since       Secretary of the Berger Funds (since February 2000). Assistant
210 University Blvd.          Feb. 2000)                          Secretary of Berger Financial Group LLC and Berger Distributors
Suite 800                                                         LLC (since June 1999) and Bay Isle Financial LLC (since December
Denver, CO 80206                                                  2001). Formerly, Assistant Secretary of the Janus Funds (from
                                                                  March 1994 to May 1999), Assistant Secretary of Janus
DOB: 1948                                                         Distributors, Inc. (from June 1995 to May 1997) and Manager of
                                                                  Fund Administration for Janus Capital Corporation (from February
                                                                  1992 to May 1999).

David C. Price, CPA*          Assistant Vice President of the     Assistant Vice President (since March 2001) of the Berger Funds.
210 University Blvd.          Trust (since Mar. 2001)             Assistant Vice President-Compliance (since March 2001) with Berger
Suite 800                                                         Financial Group LLC. Formerly, Senior Auditor (July 1996 through
Denver, CO 80206                                                  August 1998) and Auditor (August 1993 through June 1996) with
                                                                  PricewaterhouseCoopers LLP, a public accounting firm.
DOB: 1969

Lance V. Campbell, CFA, CPA*  Assistant Treasurer of the Trust    Assistant Treasurer (since March 2001) of the Berger Funds.
210 University Blvd.          (since Mar. 2001)                   Assistant Vice President (since January 2002) and Manager of
Suite 800                                                         Investment Accounting (August 1999 through January 2002) with
Denver, CO 80206                                                  Berger Financial Group LLC. Formerly, Senior Auditor (December
                                                                  1998 through August 1999) and Auditor (August 1997 through
DOB: 1972                                                         December 1998) with PricewaterhouseCoopers LLP, a public
                                                                  accounting firm, and Senior Fund Accountant (January 1996 through
                                                                  July 1997) with INVESCO Funds Group.

*Interested person (as defined in the Investment Company Act of 1940) of one or more of the Funds and/or of the Funds' adviser or sub-adviser.




The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Nominating Committee, Compensation Committee, Pricing Committee, and Brokerage Committee. Information about each of these committees is provided in the following table:



                                                                                                                        NUMBER OF
                                                                                                                      MEETINGS HELD
                                                                                                                       DURING LAST
COMMITTEE               FUNCTIONS                                              MEMBERS                                 FISCAL YEAR
---------               ---------                                              -------                                -------------
Audit Committee         Reviews the financial reporting process, the system    Michael Owen (Chair)
                        of internal control, the audit process, and the        Katherine A. Cattanach (Vice Chair)
                        Trust's process for monitoring compliance with         Dennis E. Baldwin                           4
                        investment restrictions and applicable laws as well    Paul R. Knapp
                        as the Trust's Code of Ethics.                         Harry T. Lewis, Jr.
                                                                               William Sinclaire
                                                                               Albert C. Yates

Nominating Committee    Identifies and recommends individuals for Trustee      Katherine A. Cattanach (Chair)
                        membership. The committee does not consider            Michael Owen
                        nominees recommended by securityholders.               Dennis E. Baldwin                           1
                                                                               Harry T. Lewis, Jr.
                                                                               William Sinclaire
                                                                               Albert C. Yates

Compensation Committee  Determines and reviews the level of compensation for   Katherine A. Cattanach (Chair)
                        Independent Trustees/Directors.                        William Sinclaire                           1
                                                                               Albert C. Yates

Pricing Committee       Determines the fair value of restricted securities     Harry T. Lewis, Jr. (Chair)
                        and other securities for which market quotations are   Dennis E. Baldwin                           5
                        not readily available pursuant to procedures adopted   Jack R. Thompson
                        by the Trustees.                                       Albert C. Yates

Brokerage Committee     Reviews and makes recommendations regarding matters    Dennis E. Baldwin (Chair)
                        related to the Trust's use of brokerage commissions    Katherine A. Cattanach                      3
                        and placement of portfolio transactions.               Harry T. Lewis, Jr.
                                                                               Jack R. Thompson



The table below gives the dollar range of shares of each Fund, as well as the aggregate dollar range of shares of all funds advised and sponsored by Berger Financial Group LLC (the "Berger Funds"), owned by each Trustee as of December 31, 2001.



                                                                                          AGGREGATE DOLLAR RANGE OF SECURITIES IN
                                                                                            ALL REGISTERED INVESTMENT COMPANIES
NAME OF TRUSTEE          DOLLAR RANGE OF SECURITIES IN THE FUNDS                          OVERSEEN BY THE TRUSTEE IN BERGER FUNDS
---------------          ---------------------------------------                          ---------------------------------------
INDEPENDENT TRUSTEES

Michael Owen             Berger Growth Fund                       $1 - $10,000            Over $100,000
                         Berger Large Cap Growth Fund             $1 - $10,000
                         Berger Mid Cap Growth Fund               $10,001 - $50,000
                         Berger Mid Cap Value Fund                $10,001 - $50,000
                         Berger Select Fund                       $10,001 - $50,000
                         Berger Balanced Fund                     $10,001 - $50,000
                         Berger Small Company Growth Fund         $10,001 - $50,000
                         Berger New Generation Fund               $10,001 - $50,000
                         Berger Information Technology Fund       $1 - $10,000
                         Berger International Fund                $1 - $10,000
                         Berger Small Cap Value Fund              $50,001 - $100,000

Dennis E. Baldwin        Berger Growth Fund                     $10,001 - $50,000         Over $100,000
                         Berger Large Cap Growth Fund           $10,001 - $50,000
                         Berger Mid Cap Growth Fund             $10,001 - $50,000
                         Berger Balanced Fund                   $10,001 - $50,000
                         Berger Small Company Growth Fund       $10,001 - $50,000
                         Berger New Generation Fund             $1 - $10,000
                         Berger Information Technology Fund     $10,001 - $50,000
                         Berger International Fund              $10,001 - $50,000
                         Berger Small Cap Value Fund            $10,001 - $50,000

Katherine A. Cattanach   Berger Growth Fund                     $10,001 - $50,000         Over $100,000
                         Berger Mid Cap Growth Fund             $10,001 - $50,000
                         Berger Mid Cap Value Fund              $50,001 - $100,000
                         Berger Select Fund                     $10,001 - $50,000
                         Berger New Generation Fund             $10,001 - $50,000
                         Berger Information Technology Fund     $10,001 - $50,000
                         Berger International Fund              $10,001 - $50,000
                         Berger Small Cap Value Fund            $50,001 - $100,000

Paul R. Knapp            Berger Mid Cap Value Fund              $50,001 - $100,000        Over $100,000
                         Berger Information Technology Fund     $10,001 - $50,000
                         Berger Large Cap Value Fund            $10,001 - $50,000
                         Berger Small Cap Value Fund            $50,001 - $100,000

Harry T. Lewis, Jr.      Berger Growth Fund                     $50,001 - $100,000        Over $100,000
                         Berger Large Cap Growth Fund           $10,001 - $50,000
                         Berger Mid Cap Growth Fund             $10,001 - $50,000
                         Berger Mid Cap Value Fund              Over $100,000
                         Berger Select Fund                     $10,001 - $50,000
                         Berger Balanced Fund                   Over $100,000
                         Berger Small Company Growth Fund       Over $100,000
                         Berger New Generation Fund             $50,001 - $100,000
                         Berger Information Technology Fund     $10,001 - $50,000
                         Berger Large Cap Value Fund            $10,001 - $50,000
                         Berger International Fund              $50,001 - $100,000
                         Berger Small Cap Value Fund            $50,001 - $100,000

William Sinclaire        Berger Growth Fund                     $50,001 - $100,000        Over $100,000
                         Berger Large Cap Growth Fund           $10,001 - $50,000
                         Berger Mid Cap Value Fund              $1 - $10,000
                         Berger Balanced Fund                   $1 - $10,000
                         Berger Small Company Growth Fund       $10,001 - $50,000
                         Berger New Generation Fund             $1 - $10,000
                         Berger Information Technology Fund     $1 - $10,000
                         Berger International Fund              $1 - $10,000
                         Berger Small Cap Value Fund            $10,001 - $50,000

Albert C. Yates          Berger Mid Cap Growth Fund             $1 - $10,000              $10,001 - $50,000
                         Berger Mid Cap Value Fund              $1 - $10,000
                         Berger New Generation Fund             $1 - $10,000
                         Berger Information Technology Fund     $1 - $10,000
                         Berger International Fund              $1 - $10,000

INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson         Berger Growth Fund                     Over $100,000             Over $100,000
                         Berger Large Cap Growth Fund           $1 - $10,000
                         Berger Mid Cap Growth Fund             $10,001 - $50,000
                         Berger Select Fund                     $50,001 - $100,000
                         Berger Small Company Growth Fund       $1 - $10,000
                         Berger Information Technology Fund     $1 - $10,000
                         Berger Small Cap Value Fund            $1 - $10,000



APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS



                  The Fund's Investment Advisory and Sub-Advisory Agreements must be approved by vote of the Fund's trustees, including the vote of the majority of trustees who are not parties to the Agreements or "interested persons" of any parties (the "Independent Trustees") cast in person at a meeting called for such purpose. After the initial term of the Agreements, the continuation of each Fund's Investment Advisory and Sub-Advisory Agreements must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the Fund, and (2) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Investment Advisory and Sub-Advisory Agreements. In preparation for these meetings, the trustees request and review a wide variety of materials, including materials provided by the Berger Funds' investment adviser, and, in the case of continuance of such Agreements, extensive data provided by third parties. In addition, the Independent Trustees receive advice from counsel to the Independent Trustees.



                  At the March 2002 meeting, the trustees, including a majority of Independent Trustees, approved the Fund's Investment Advisory and Sub-Advisory Agreements based on its consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the investment advisory and other services to be provided to the Fund under the Agreements, including the adviser's and sub-adviser's personnel, experience and compliance program and the resources and investment process provided by the advisers, (2) the Fund's expenses under the Agreements and how those expenses compared to those of other comparable mutual funds; and (3) the profitability of the adviser.



                   In its deliberation, the Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Investment Advisory and Sub-Advisory Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEE COMPENSATION

                  The officers of the Fund received no compensation from the Fund during the fiscal year ended September 30, 2001. However, trustees of the Fund who are not "interested persons" of the Fund or its adviser or sub-adviser are compensated for their services according to a fee schedule, allocated among the Berger Funds. Neither the officers of the Fund nor the trustees receive any form of pension or retirement benefit compensation from the Fund.

                  The following table sets forth information regarding compensation paid or accrued for each director or trustee of the Fund and the other Berger Funds:



         NAME AND POSITION
         WITH BERGER FUNDS                                            AGGREGATE COMPENSATION FROM
         -----------------                      ---------------------------------------------------------------------
                                                                                         ALL BERGER FUNDS(2) FISCAL
                                                BERGER SMALL CAP VALUE FUND II(1)      YEAR ENDING SEPTEMBER 30, 2001
                                                ---------------------------------      ------------------------------
     Dennis E. Baldwin(3)                                     $ 511                               $ 57,984

     Louis Bindner(6)                                         $   0                               $ 19,234

     Katherine A. Cattanach(3)                                $ 511                               $ 58,400

     Paul R. Knapp(3)                                         $ 472                               $ 54,234

     Harry T. Lewis(3)                                        $ 472                               $ 54,234

     Michael Owen(3)                                          $ 590                               $ 67,448

     William Sinclaire(3)                                     $ 472                               $ 54,234

     Albert C. Yates(3),(7)                                   $ 472                               $ 35,000

     Jack R. Thompson(3),(4),(5)                              $   0                               $      0



(1) The Fund was not added as a series of the Trust until March 28, 2002. Figures are estimates for the first year of operations of the Fund as a series of the Trust.


(2) Includes the Berger Growth Fund, the Berger Large Cap Growth Fund, the Berger Investment Portfolio Trust (including the Berger Mid Cap Growth Fund, the Berger Small Company Growth Fund, the Berger New Generation Fund, the Berger Select Fund, the Berger Information Technology Fund, the Berger Large Cap Value Fund, the Berger Mid Cap Value Fund, and the Berger Balanced Fund), the Berger Institutional Products Trust (seven series), the Berger Worldwide Funds Trust (three series, including the Berger International Fund), the Berger Worldwide Portfolios Trust (one series) and the Berger Omni Investment Trust (one series). Aggregate compensation figures do not include first-year estimates for any Fund in existence for less than one year. Of the aggregate amounts shown for each director/trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis E. Baldwin $31,960; Lou Bindner $2,499; Katherine A. Cattanach $58,400; William Sinclaire $54,234; Albert C. Yates $17,500.

(3) Director of Berger Growth Fund and Berger Large Cap Growth Fund and trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

(4)      Interested person of Berger Financial Group LLC.

(5) President of Berger Growth Fund, Berger Large Cap Growth Fund, Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.


(6)      Resigned effective March 1, 2001.


(7)      Appointed Trustee effective March 1, 2001.

                  Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by certain of the Berger Funds. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the trustee for this purpose. Pursuant to an SEC exemptive order, those Berger Funds that have adopted the plan are permitted to purchase shares of the designated funds in order to offset their obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. The obligation of a Berger Fund to make payments of deferred fees under the plan is a general obligation of that fund.


                  As of March 28, 2002, the current officers and trustees of the Fund as a group owned of record or beneficially no shares of the Fund.



                  The Trust, the Fund's investment adviser, sub-adviser and principal underwriter have adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund in certain circumstances. The Codes of Ethics are described fully under Restrictions on Personal Trading in Section 4 of this SAI.


4.                INVESTMENT ADVISER AND SUB-ADVISER

BERGER FINANCIAL GROUP LLC - INVESTMENT ADVISER

                  Berger Financial Group LLC ("BFG") (formerly Berger LLC), 210 University Boulevard, Suite 800, Denver, Colorado 80206 is the investment adviser to the Fund. BFG is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. BFG also acts as the Fund's administrator and is responsible for such functions as monitoring compliance with all applicable federal and state laws.


                  BFG is a Nevada Limited Liability Company, and has been in the investment advisory business since 1974. It serves as investment adviser or sub-adviser to mutual funds and institutional investors and had assets under management of approximately $8.7 billion as of December 31, 2001. BFG is a subsidiary of Stilwell Management Inc. ("Stilwell"), which owns approximately 89.5% of BFG, and is an indirect subsidiary of Stilwell Financial Inc. ("Stilwell Financial"). Stilwell also owns approximately 33% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company, which acts as the Fund's transfer agent. DST, in turn, owns 100% of DST Securities, a registered broker-dealer, which may execute portfolio trades for the Fund.


                  Stilwell Financial was previously a wholly owned subsidiary of Kansas City Southern Industries, Inc. ("KCSI"). On July 12, 2000, KCSI completed a separation of its transportation and financial services segments through a dividend of stock of Stilwell Financial. On that date, KCSI shareholders received two shares of Stilwell Financial for every KCSI share held as of June 28, 2000. The separation resulted in no change in the management or control of the Funds or the Adviser to the Funds.

BAY ISLE FINANCIAL LLC - SUB-ADVISER


                  Bay Isle Financial LLC ("Bay Isle"), 475 14th Street, Suite 500, Oakland, California 94612, is the investment sub-adviser for the Fund. As sub-adviser, Bay Isle provides day-to-day management of the Fund's investment operations. Bay Isle has been in the investment advisory business since 1986. Bay Isle serves as investment adviser or sub-adviser to mutual funds, institutional investors and individual separate accounts. As sub-adviser, Bay Isle provides day-to-day management of the Fund's investment operations. Effective December 31, 2001, BFG acquired all of the outstanding shares of Bay Isle. Bay Isle is a wholly owned subsidiary of BFG.


INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT


                  Under the Investment Advisory Agreement between the adviser and the Fund, the adviser is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. The Investment Advisory Agreement provides that the investment adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties hereunder and except to the extent otherwise provided by law.

                  Under the Agreement, the adviser is compensated for its services by the payment of a fee at the following annual rate, calculated as a percentage of the average daily net assets of the Fund. Investment advisory fees are charged to the Fund according to the following schedule:



            FUND                                  AVERAGE DAILY NET ASSETS                   ANNUAL RATE
Berger Small Cap Value Fund II                       First $500 million                         0.85%
                                                     Next $500 million                          0.80%
                                                      Over $1 billion                           0.75%



                  Pursuant to a written agreement, the Fund's investment adviser reimburses the Fund's Service Shares class to the extent transfer agency, investor reporting and registration expenses of the Service Shares class exceed 0.25%.



                  The Investment Advisory Agreement will continue in effect until the last day of April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the adviser or sub-adviser. The Agreement is subject to termination by the Fund or the adviser on 60 days' written notice, and terminates automatically in the event of its assignment.



                  Under the Sub-Advisory Agreement between the adviser and the sub-adviser, the sub-adviser is responsible for day-to-day investment management of the Fund. The sub-adviser manages the investments in the Fund and determines what securities and other investments will be acquired, held or disposed of, consistent with the investment objective and policies established by the trustees of the Fund. The Sub-Advisory Agreement provides that the sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.



                  The Fund pays no fees directly to the sub-adviser. The sub-adviser will receive from the adviser a fee at the annual rate of 0.85% of the first $500 million of average daily net assets of the Fund, 0.80% of the next $500 million and 0.75% of any amount in excess of $1 billion, excluding reimbursement of any expenses.



                  The Sub-Advisory Agreement will continue in effect until the last day of April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the adviser or the sub-adviser. The Sub-Advisory Agreement is subject to termination by the Fund or the sub-adviser on 60 days' written notice, and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.


TRADE ALLOCATIONS


                  While investment decisions for the Fund are made independently by the sub-adviser, the same investment decision may be made for a Fund and one or more accounts advised by the adviser or sub-adviser. In this circumstance, should purchase and sell orders of the same class of security be in effect on the same day, the orders for such transactions may be combined by the adviser or sub-adviser in order to seek the best combination of net price and execution for each. Client orders partially filled will, as a general matter, be allocated pro rata in proportion to each client's original order, although exceptions may be made to avoid, among other things, odd lots and de minimus allocations. Execution prices for a combined order will be averaged so that each participating client receives the average price paid or received. Although in some cases this policy might adversely affect the price paid or received by a Fund or other participating accounts, or the size of the position obtained or liquidated, the adviser or sub-adviser will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

                  BFG has adopted procedures for allocating to its participating accounts' securities purchased pursuant to a company's initial public offering ("IPO"). The procedures provide that such allocations must be effected in a manner that is fair and equitable to all accounts. Generally, securities received from participating in IPOs will be allocated to participating accounts pro rata based on account size or total equity assets.


                  The key criterion for determining eligibility of the account to participate in an offering is the suitability of the investment for the account. An account may participate in an IPO allocation if BFG believes that, based on the account's investment restrictions, risk profile, asset composition and cash levels, the IPO is an appropriate investment. Accordingly, not every account will participate in every IPO allocation. In addition, an account generally will not participate in an IPO if the securities available for allocation to the account are insignificant relative to the account's net assets. As a result, any fund or account whose assets are very large is not likely to participate in the allocation of many IPOs.


RESTRICTIONS ON PERSONAL TRADING


                  BFG, the Berger Funds and Berger Distributors LLC each permits its directors, officers and employees to purchase and sell securities for their own accounts, including securities that may be purchased or held by the Fund, in accordance with a policy regarding personal investing in each of the Codes of Ethics for BFG, the Berger Funds and Berger Distributors LLC. The policy requires all covered persons to conduct their personal securities transactions in a manner that does not operate adversely to the interests of the Fund or BFG's other advisory clients. Directors and officers of BFG and Berger Distributors LLC, investment personnel and other designated persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Fund.


                  Bay Isle Financial LLC has adopted a Code of Ethics, which is substantially similar to the Code adopted by BFG.

                  In addition to the pre-clearance requirements described here for BFG and Berger Distributors LLC, the policy subjects directors and officers of BFG, the Berger Funds and Berger Distributors LLC, investment personnel and other access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The policy is administered by BFG and the provisions of the policy are subject to interpretation by and exceptions authorized by its management.

5.                EXPENSES OF THE FUND

                  In addition to paying an investment advisory fee to its adviser, the Fund pays all of its expenses not assumed by its adviser, including, but not limited to, custodian and transfer agent fees, legal and accounting expenses, administrative and record keeping expenses, interest charges, federal and state taxes, expenses of investor meetings, compensation of trustees who are not interested persons of BFG, expenses of printing and distributing reports to investors and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities, which are considered a cost of securities of the Fund. The Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses for investors of the Fund.


                  Under a separate Administrative Services Agreement with respect to the Fund, BFG performs certain administrative and recordkeeping services not otherwise performed by the Fund's custodian and recordkeeper, including the preparation of financial statements and reports to be filed with the Securities and Exchange Commission and state regulatory authorities. For the fiscal year ended September 30, 2001, BFG did not charge an administrative fee to the Fund. The administrative services fees may be changed by the Fund's trustees without investor approval.

                  Additionally, under a separate Shareowner Servicing Agreement, Berger Distributors, LLC agrees to perform certain shareowner servicing on behalf of the Fund. Berger Distributors, LLC will respond to shareowner inquiries (via the telephone, e-mail, or other correspondence) regarding account balances, account status, account maintenance requests, purchases, redemptions, exchanges, transfers, net asset value prices, and dividend amounts and payment dates. For these services, Berger Distributors, LLC receives a fee from the Fund based on certain service levels and is reimbursed for reasonable out-of-pocket expenses.



                  The Fund has appointed State Street Bank and Trust Company ("State Street"), One Heritage Drive, North Quincy, Massachusetts 02171, as its recordkeeping and pricing agent. In addition, State Street also serves as the Fund's custodian. The Fund has appointed DST Systems, Inc. ("DST"), P.O. Box 219958, Kansas City, Missouri 64121, as its transfer agent and dividend-disbursing agent. Stilwell owns approximately 33% of the outstanding shares of DST.


                  As recordkeeping and pricing agent, State Street calculates the daily net asset value of the Fund and performs certain accounting and recordkeeping functions required by the Fund. The Fund pays State Street a monthly asset-based fee for such services. State Street is also reimbursed for certain out-of-pocket expenses.

                  State Street, as custodian, and its subcustodians have custody and provide for the safekeeping of the Fund's securities and cash, and receive and remit the income thereon as directed by the management of the Fund. The custodian and subcustodians do not perform any managerial or policy-making functions for the Fund. For its services as custodian, State Street receives an asset-based fee plus certain transaction fees and out-of-pocket expenses.


                  As transfer agent and dividend disbursing agent, DST maintains all investor accounts of record; assists in mailing all reports, proxies and other information to the Fund's investors; calculates the amount of, and delivers to the Fund's investors, proceeds representing all dividends and distributions; and performs other related services. For these services, DST receives a fee from the Fund at an annual rate of $15.47 per open Fund investor account, subject to preset volume discounts, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses.


                  All of State Street's fees are subject to reduction pursuant to an agreed formula for certain earnings credits on the cash balances of the Fund.

12b-1 PLAN


                  The Fund has adopted a 12b-1 plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides for the payment to BFG of a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets attributable to the Service Shares to finance activities primarily intended to result in the sale of those shares. The Plan is intended to benefit the Service Shares class of the Fund by attracting new assets into the class and thereby affording potential cost reductions due to economies of scale.


                  The expenses paid by BFG may include, but are not limited to:


         -- payments made to, and costs incurred by, the Fund's principal underwriter in connection with the distribution of Service Shares, including payments made to and expenses of officers and registered representatives of the Distributor;



         -- payments made to and expenses of other persons (including employees of BFG) who are engaged in or provide support services in connection with the distribution of Service Shares, such as answering routine telephone inquiries and processing investor requests for information;



         -- compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in the Fund) paid to securities dealers, financial institutions and other organizations that render distribution and administrative services in connection with the distribution of Service Shares, including services to holders of Service Shares and prospective investors;

         -- costs related to the formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, newspaper, magazine and other mass media advertising;


         -- costs of printing and distributing prospectuses and reports to prospective investors of Service Shares;



         -- costs involved in preparing, printing and distributing sales literature for Service Shares;



         -- costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities on behalf of the Fund relating to Service Shares that BFG deems advisable;



         -- and such other costs relating to Service Shares as the Fund may from time to time reasonably deem necessary or appropriate in order to finance activities primarily intended to result in the sale of Service Shares.


                  Such 12b-1 fee payments are to be made by the Fund to BFG with respect to each fiscal year of the Fund without regard to the actual distribution expenses incurred by BFG in such year; that is, if the distribution expenditures incurred by BFG are less than the total of such payments in such year, the difference is not to be reimbursed to the Fund by BFG, and if the distribution expenditures incurred by BFG are more than the total of such payments, the excess is not to be reimbursed to BFG by the Fund.


                  From time to time the Fund may engage in activities that jointly promote the sale of Service Shares and other funds that are or may in the future be advised or administered by BFG, which costs are not readily identifiable as related to any one fund. In such cases, the Fund's 12b-1 fees may be used to finance the joint promotion of the shares of the Service Shares, along with the shares of the other fund. BFG allocates the cost of such joint promotional activity among the funds involved on the basis of their respective net assets, unless otherwise directed by the trustees.



                  The current 12b-1 Plan will continue in effect until the end of April 2003, and from year to year thereafter if approved at least annually by the Fund's trustees and those trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or any related agreements by votes cast in person at a meeting called for such purpose. The Plan may not be amended to increase materially the amount to be spent on distribution of Service Shares without investor approval.


SERVICE FEE


                  The Fund pays BFG a shareholder service fee at an annual rate of 0.25% of the average daily net assets of the Service Shares class for providing shareholder and other administrative services to investors in order to maintain their accounts. BFG may select and compensate others to perform these services for their investors, including retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries.


OTHER EXPENSE INFORMATION

                  The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of BFG due to the ownership interest of Stilwell in both DST and BFG.

                  The Fund and/or its adviser may enter into arrangements with certain brokerage firms and other companies (such as recordkeepers and administrators) to provide administrative services (such as sub-transfer agency, recordkeeping, investor communications, sub-accounting and/or other services) to investors purchasing shares of the Fund through those firms or companies. The Fund's adviser or the Fund (if approved by its trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

                  The Fund's adviser may also enter into arrangements with organizations that solicit clients for the adviser, which may include clients who purchase shares of the Fund. While the specific terms of each arrangement may differ, generally the fee paid by the adviser under such arrangements is based on the value of the referred client's assets managed by the adviser. None of the fees paid to such organizations will be borne by the Fund.


DISTRIBUTOR

                  The distributor (principal underwriter) of the Fund's shares is Berger Distributors LLC (the "Distributor"), 210 University Blvd., Suite 800, Denver, Colorado 80206. The Distributor may be reimbursed by BFG for its costs in distributing the Fund's Service Shares.

6.                BROKERAGE POLICY

                  Although the Fund retains full control over its own investment policies, under the terms of its Investment Advisory Agreement, BFG as the Fund's adviser is directed to place the portfolio transactions of the Fund. A report on the placement of brokerage business is given to the trustees of the Fund every quarter, indicating the brokers with whom Fund portfolio business was placed and the basis for such placement.

                  The Investment Advisory Agreement authorizes and directs the adviser to place portfolio transactions for the Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, the Agreement specifically authorizes the adviser to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the adviser. Accordingly, the adviser or sub-adviser does not have an obligation to seek the lowest available commission.

                  In accordance with this provision of the Agreement, portfolio brokerage business of the Fund may be placed with brokers who provide useful brokerage and research services to the adviser or sub-adviser. The Fund's adviser may consider the value of research provided as a factor in the choice of brokers. "Research" includes computerized on-line stock quotation systems and related data feeds from stock exchanges, computerized trade order entry, execution and confirmation systems, fundamental and technical analysis data and software, computerized stock market and business news services, economic research, account performance data and computer hardware used for the receipt of electronic research services and broker and other third-party equity research, such as publications or writings that furnish advice as to the value of securities and advisability of investing, and analyses and reports concerning issuers, industries, securities, market trends and portfolio strategies. Research may be provided orally, in print or electronically. These services included a service used by the independent trustees of the Fund in reviewing the Investment Advisory Agreement.

                  In some cases, a product or services termed "research" may serve other functions unrelated to the making of investment decisions. When a product has such a mixed use, the adviser will make a good faith allocation of the cost of the product according to the use made of it. The portion of the product that assists the adviser or sub-adviser in the investment decision-making process may be paid for with a Fund's commission dollars. The adviser or sub-adviser pays for the portion of the product that is not "research" with its own funds. Accordingly, the decision whether and how to allocate the costs of such a product presents a conflict of interest for the adviser or sub-adviser.


                  The Fund's adviser and sub-adviser do not enter into formal agreements with any brokers regarding the placement of securities transactions because of any such brokerage or research services that they provide. An adviser or sub-adviser may, however, make arrangements with and maintain internal procedures for allocating transactions to brokers who provide such services to encourage them to provide services expected to be useful to the adviser's or sub-adviser's clients, including the Fund. Brokers may suggest a level of business they would like to receive in return for the brokerage and research they provide. The adviser or sub-adviser then determines whether to continue receiving the research and brokerage provided and the approximate amount of commissions it is willing to pay to continue the brokerage and research arrangement with each broker. The actual amount of commissions a broker may receive may be more or less than a broker's suggested allocations, depending on adviser's or sub-adviser's level of business, market conditions and other relevant factors. Even under these arrangements, however, the placement of all Fund transactions, must be consistent with the Fund's brokerage placement and execution policies, and must be directed to a broker who renders satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates.


                  These brokerage and research services received from brokers are often helpful to the adviser or sub-adviser in performing its investment advisory responsibilities to the Fund, and the availability of such services from brokers does not reduce the responsibility of the adviser's or sub-adviser's advisory personnel to analyze and evaluate the securities in which the Fund invests. The brokerage and research services obtained as a result of the Fund's brokerage business also will be useful to the adviser or sub-adviser in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by the adviser or sub-adviser in rendering investment advice to the Fund. Although such brokerage and research services may be deemed to be of value to the adviser or sub-adviser, they are not expected to decrease the expenses that the adviser or sub-adviser would otherwise incur in performing its investment advisory services for the Fund nor will the advisory fees that are received by the adviser or sub-adviser from the Fund be reduced as a result of the availability of such brokerage and research services from brokers.

                  The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DSTS, a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of BFG due to the ownership interest of Stilwell in both DST and BFG.


                  The Fund's adviser or sub-adviser places securities orders with a limited number of major institutional brokerage firms chosen for the reliability and quality of execution; commission rates; quality of research coverage of major U.S. companies, the U.S. economy and the securities markets; promptness; back office capabilities; capital strength and financial stability; prior performance in serving the adviser and its clients; and knowledge of other buyers and sellers. The adviser selects the broker for each order based on the factors stated, as well as the size, difficulty and other characteristics of the order. The directors or trustees of the Fund have also authorized sales of shares of the Fund by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares to be considered as factors in the selection of broker-dealers to execute portfolio transactions for the Fund. In addition, the adviser may also consider payments made by brokers to a Fund or to other persons on behalf of a Fund for services provided to the Fund for which it would otherwise be obligated to pay, such as transfer agency fees. In placing portfolio business with any such broker or dealer, the adviser will seek the best execution of each transaction.


7.                PURCHASING AND REDEEMING SHARES OF THE FUND

                  Investors may not purchase or redeem shares of the Fund directly. The Fund sells its shares through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. You may purchase shares of the Fund through participating brokers, dealers, and other financial professionals. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf. These financial intermediaries agree to maintain a $100,000 minimum aggregate account balance in the Fund. Please contact your financial professional or refer to your program documents for information regarding how you can purchase, redeem or exchange shares.


                  The Fund does not impose any sales charges, commissions or redemption fees for the purchase or redemption of Fund shares. However, financial advisers, financial supermarkets, brokerage firms, and other financial institutions may charge a separate fee for administrative services in connection with investments in Fund shares and may impose minimum investment amounts or limitations on the purchase or redemption of shares. If you invest through a retirement plan, your plan administrator may impose additional fees when you participate in the plan. These fees would be in addition to fees charged by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional provisions or conditions from those described in this prospectus.


                  Securities brokers and other financial organizations have the responsibility for transmitting purchase orders and funds, and for crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus. Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order by a Fund, its authorized agent or its designee. Purchases must be made in U.S. dollars drawn on U.S. banks.


8.                HOW THE NET ASSET VALUE IS DETERMINED

                  The net asset value of the Fund is determined once daily, at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Fund is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year.

                  The per share net asset value of the Service Shares is determined by dividing the Service Shares' pro rata portion of the total value of the Fund's securities and other assets, less the Service Shares' pro rata portion of the Fund's liabilities and the liabilities attributable to the Service Shares, by the total number of Service Shares outstanding. Since net asset value for the Fund is calculated by class, and since the Service Shares and each other class of the Fund has its own expenses, the per share net asset value of the Fund will vary by class.

                  In determining net asset value, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Fund will be determined by using prices provided by pricing services that provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid.

                  Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the trustees.

                  The Fund's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets that may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when investors cannot purchase or redeem shares of the Fund.

9.                INCOME DIVIDENDS, CAPITAL GAINS, DISTRIBUTIONS AND TAX
                  TREATMENT

                  This discussion summarizes certain federal income tax issues relating to the Fund. As a summary, it is not an exhaustive discussion of all possible tax ramifications. Accordingly, investors are urged to consult with their tax advisers with respect to their particular tax consequences.

                  TAX STATUS OF THE FUND. If the Fund meets certain investment and distribution requirements, it will be treated as a "regulated investment company" (a "RIC") under the Internal Revenue Code and will not be subject to federal income tax on earnings that it distributes in a timely manner to investors. It may be subject to an excise tax on undistributed income if it does not meet certain timing requirements for distributions. The Fund intends to qualify as a RIC annually and to make timely distributions in order to avoid income and excise tax liabilities.


                  TAX ON FUND DISTRIBUTIONS. With certain exceptions provided by law, the Fund will report annually to the Internal Revenue Service, and to each investor, information about the tax treatment of the investor's distributions. Dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, will be treated as ordinary income to the investors. Distributions of net capital gain, whether received in cash or reinvested in Fund shares, will be taxable to the investors, but the rate of tax will vary depending upon the Fund's holding periods in the assets whose sale resulted in the capital gain. Dividends and distributions that are declared in October, November or December but not distributed until the following January will be considered to be received by the investors on December 31.

                  In general, net capital gains from assets held by the Fund for more than 12 months will be subject to the applicable long-term capital gains rate and net capital gains from assets held for 12 months or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates, regardless of how long an investor has held Fund shares. Assets contributed to a Fund in an in-kind purchase of Fund shares may generate more gain upon their sale than if the assets had been purchased by the Fund with cash contributed to the Fund in a cash purchase of Fund shares.

                  If the Fund's distributions for a taxable year exceeds its tax earnings and profits available for distribution, all or a portion of its distributions may be treated as a return of capital. To the extent a distribution is treated as a return of capital, an investor's basis in his or her Fund shares will be reduced by that amount.

                  If a investor has elected to receive dividends and/or capital gain distributions in cash and the U.S. Postal Service is unable to deliver checks to the investor's address of record or if a investor's checks remain uncashed for six months, the Fund reserves the right to reinvest the amount distributed in shares of the applicable Fund at the NAV next computed after the check is canceled, and to convert the investor's distribution option from receiving cash to having all dividend and other distributions reinvested in additional shares. In addition, no interest will accrue on amounts represented by uncashed distribution or redemption checks.


                  Additionally, the Fund reserves the right to reinvest distributions of less than $10 in shares of the Fund at the next computed NAV.


                  TAX ON REDEMPTIONS OF FUND SHARES. Investors may be subject to tax on the redemption of their Fund shares. In general, redemptions may give rise to a capital gain or loss, the treatment of which will depend on the investor's holding period in the Fund shares. Tax laws may prevent the deduction of a loss on the sale of Fund shares if the investor reinvests in the Fund shortly before or after the sale giving rise to the loss. Any loss on the redemption or other sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

                  INCOME FROM FOREIGN SOURCES. Dividends and interest received by the Fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries, although these taxes may be reduced by applicable tax treaties. Foreign taxes will generally be treated as expenses of the Fund, unless the Fund has more than 50% of its assets invested in foreign corporate securities at the end of the Fund's taxable year. In that case, if the Fund makes an election, investors of the Fund may be able to deduct (as an itemized deduction) or claim a foreign tax credit for their share of foreign taxes, subject to limitations prescribed in the tax law.

                  If the Fund invests in a foreign corporation that is a passive foreign investment company (a "PFIC"), special rules apply that may affect the tax treatment of gains from the sale of the stock and may cause the Fund to incur IRS tax and interest charges. However, the Fund may be eligible to elect one of two alternative tax treatments with respect to PFIC shares that would avoid these taxes and charges but also may affect, among other things, the amount and character of gain or loss and the timing of the recognition of income with respect to PFIC shares. Accordingly, the amounts, character and timing of income distributed to investors of the Fund holding PFIC shares may differ substantially as compared with a fund that did not invest in PFIC shares.

                  INCOME FROM CERTAIN TRANSACTIONS. Some or all of the Fund's investments may include transactions that are subject to special tax rules. Transactions involving foreign currencies may give rise to gain or loss that could affect the Fund's ability to make ordinary dividend distributions. Investment in certain financial instruments, such as options, futures contracts and forward contracts, may require annual recognition of unrealized gains and losses. Transactions that are treated as "straddles" may affect the character and/or timing of other gains and losses of the Fund. If the Fund enters into a transaction (such as a "short sale against the box") that reduces the risk of loss on an appreciated financial position that it already holds, the entry into the transaction may constitute a constructive sale and require immediate recognition of gain.


                  BACKUP WITHHOLDING. In general, if an investor is subject to backup withholding, the Fund will be required to withhold federal income tax at the applicable rate from distributions to that investor. These payments are creditable against the investor's federal income tax liability.

                  FOREIGN INVESTORS. Foreign investors of the Fund generally will be subject to the applicable U.S. withholding tax on dividends paid by the Fund from ordinary income and short-term capital gain, although the rate may be reduced by a tax treaty. If a foreign investor dies while owning Fund shares, those shares may be subject to U.S. estate taxes.

10.               SUSPENSION OF REDEMPTION RIGHTS

                  The Fund may not suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable shares for more than seven days except for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of investors of the Fund.

                  The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining investors, by the delivery of securities selected from its assets at its discretion. The Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one investor. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one investor. Should redemptions by any investor during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming investor generally will incur brokerage costs in converting the assets to cash. The redeeming investor may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described under Section 8.

11.               PERFORMANCE INFORMATION

                  From time to time in advertisements, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc. or Value Line Investment Survey or by publications of general interest such as The Wall Street Journal, Investor's Business Daily, Money, Barron's, Financial World or Kiplinger's Personal Finance Magazine. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Wilshire 5000 Index, the Russell 2000 Stock Index, Russell 1000 Growth Index, Russell Mid Cap Growth, Russell 2000 Growth Index, Russell 3000 Growth Index, Russell 2000 Value Index, Russell Mid Cap Value Index, the Standard & Poor's 400 Mid-Cap Index, the Standard & Poor's 600 Small Cap Index, Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, the Dow Jones World Index, the Standard & Poor's/BARRA Value Index, the Nasdaq Composite Index, the Nasdaq 100, the Lehman Brothers Intermediate Term Government/Corporate Bond Index or the InformationWeek 100 Index, or more narrowly based or blended indices that reflect the market sectors in which that Fund invests.

                  The total return of the Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.


                  The Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in the Fund. Because average annual total returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

                  All performance figures for the Fund are based upon historical results and do not assure future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                  Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 3, 5 and 10 years, or for the period since the Fund's registration statement became effective, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

                                         n
                                 P(1 + T) = ERV

                  Where    P     = a hypothetical initial payment of $1,000
                           T     = the average annual total return
                           n     = the number of years
                           ERV   = the ending redeemable value of a hypothetical
                                   $1,000 payment made at the beginning of the period).

                  All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis and assume that all dividends and distributions are reinvested when paid.


                  Total return of the Service Shares and other classes of shares of the Fund will be calculated separately. Because each class of shares is subject to different expenses, the performance of each class for the same period will differ.



                  The Fund has no performance history since it did not commence operations until March 28, 2002.


12.               ADDITIONAL INFORMATION

FUND ORGANIZATION


                  The Fund is a separate series of the Berger Investment Portfolio Trust (the "Trust"), a Delaware business trust established under the Delaware Business Trust Act. The Fund was established on March 28, 2002.


                  The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Fund is one of nine series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. The Fund currently has three classes of shares, although others may be added in the future.

                  Shares of the Fund are fully paid and nonassessable when issued. Each share has a par value of $.01. All shares issued by the Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.


                  DELAWARE BUSINESS TRUST INFORMATION. Under Delaware law, investors of the Fund will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no investor shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the investors of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.


                  In order to protect investors from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any investor by reason of being or having been an investor, and that the Trust shall, upon request, assume the defense of any such claim made against such investor for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

                  As a result, the risk of an investor of the Fund incurring financial loss on account of investor liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that the risk of personal liability to investors of the Fund is therefore remote. The trustees intend to conduct the operations of the Trust and the Fund so as to avoid, to the extent possible, liability of investors for liabilities of the Trust or the Fund.

                  CORPORATE GOVERNANCE INFORMATION PERTAINING TO THE FUND. The Fund is not required to hold annual investor meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees. If investors owning at least 10% of the outstanding shares of the Trust so request, a special investors' meeting of the Trust will be held for the purpose of considering the removal of a trustee. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Trust will facilitate appropriate communications by investors desiring to call a special meeting for the purpose of considering the removal of a trustee.

                  Investors of the Fund and, when applicable, the other series/classes of the Trust, generally vote separately on matters relating to those respective series/classes, although they vote together and with the holders of any other series/classes of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of the Fund has one vote.

                  Shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees.

                  Shares of the Fund have no preemptive rights. There are no sinking funds or arrearage provisions that may affect the rights of the Fund shares. Fund shares have no subscription rights or conversion rights, except that investors of any class of the Fund may convert their shares into shares of any other class of the Fund in the event and only in the event the investor ceases to be eligible to purchase or hold shares of the original class or becomes eligible to purchase shares of a different class, by reason of a change in the investor's status under the conditions of eligibility in effect for such class at that time. Shares of the Fund may be transferred by endorsement, or other customary methods, but the Fund is not bound to recognize any transfer until it is recorded on its books.

                  Under governing corporate law, each Fund may enter into a variety of corporate transactions, such as reorganizations, conversions, mergers and asset transfers, or may be liquidated. Any such transaction would be subject to a determination from the directors or trustees that the transaction was in the best interests of the Fund and its investors, and may require obtaining investor approval.


MORE ON SPECIAL FUND STRUCTURE

                  The Fund has divided its shares into classes and has three classes of shares outstanding, the Service Shares covered by this SAI and the Institutional Shares and Investor Shares offered through separate prospectuses and statements of additional information. The Fund implemented its multi-class structure by adopting a Rule 18f-3 Plan under the Investment Company Act of 1940 permitting it to issue its shares in classes. The Fund's Rule 18f-3 Plan governs such matters as class features, dividends, voting, allocation of income and expenses between classes, exchange and trustee monitoring of the Plan. Each class is subject to such investment minimums and other conditions of eligibility as are set forth in the relevant prospectus for the class, as it may be amended from time to time. Investor Shares are made available to the general public and bear a 0.25% 12b-1 fee. Information concerning Investor Shares is available from the Fund at 1-800-333-1001. Institutional Shares are designed for institutional, individual, and other investors willing to maintain a higher minimum account balance, currently set at $250,000. Information concerning Institutional Shares is available from the Fund at 1-800-259-2820.

                  Subject to the Trust's Declaration of Trust and any other applicable provisions, the trustees of the Trust have the authority to create additional classes, or change existing classes, from time to time, in accordance with Rule 18f-3 under the Act.

PRINCIPAL INVESTORS


                  Insofar as the management of the Fund is aware, as of March 28, 2002, no person owned, beneficially or of record, more than 5% of the outstanding Service Shares of the Fund.


DISTRIBUTION

                  Berger Distributors LLC, as the Fund's Distributor, is the principal underwriter of the Fund's shares. The Distributor is a wholly owned subsidiary of BFG. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Fund in connection with the sale of the Fund's shares in all states in which the shares are eligible for sale and in which the Distributor is qualified as a broker-dealer. Janice M. Teague, Vice President and Secretary of the Distributor, is also Vice President and Assistant Secretary of the Fund. Brian Ferrie, Vice President and Chief Financial Officer of the Distributor, is also Vice President of the Fund. Anthony Bosch, Vice President and Chief Compliance Officer of the Distributor is also Vice President of the Fund. Sue Vreeland, Assistant Secretary of the Distributor, is also Secretary of the Fund.


                  The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues through April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Trust who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Trust or the Distributor. The Distribution Agreement is subject to termination by the Trust or the Distributor on 60 days' prior written notice and terminates automatically in the event of its assignment. Under the Distribution Agreement, the Distributor continuously offers the Fund's shares and solicits orders to purchase Fund shares at net asset value. The Distributor is not compensated for its services under the Distribution Agreement, but may be reimbursed by BFG for its costs in distributing Fund shares.


OTHER INFORMATION

                  The Fund has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Fund of which this SAI is a part. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

                  Davis Graham & Stubbs LLP, 1550 Seventeenth Street, Suite 500, Denver, Colorado, acts as counsel to the Fund.

INDEPENDENT ACCOUNTANTS


                  PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, has been appointed to act as independent accountants for the Trust and the Fund for the fiscal year ended September 30, 2002. In that capacity, PricewaterhouseCoopers LLP will audit the financial statements of the Fund and assist the Fund in connection with the preparation of its 2002 income tax return.

                                   APPENDIX A


HIGH-YIELD/HIGH RISK CONVERTIBLE BONDS

         The Fund may invest in convertible securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). However, the Fund will not purchase any security in default at the time of purchase. The Fund will not invest more than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.

         Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers, or in general economic conditions or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal or dividends. The market prices of lower grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities may also have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds. In the event of an unanticipated default, the Fund will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities.

         Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in the Fund's percentage limits for investments rated below investment grade, unless the Fund's sub-adviser deems such securities to be the equivalent of investment grade. If securities purchased by the Fund are downgraded following purchase or if other circumstances cause the Fund to exceed its percentage limits on assets invested in securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

         Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that the securities will decline in value, because credit ratings represent evaluations of the safety of principal, dividend and/or interest payments and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.

         Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.

         Expenses incurred in recovering an investment in a defaulted security may adversely affect the Fund's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of the Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

CORPORATE BOND RATINGS

         The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

         Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A-Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa-Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba-Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

         B-Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa-Bonds that are rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.

         Ca-Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C-Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

KEY TO STANDARD & POOR'S CORPORATE RATINGS

         AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A-Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.


         BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation, and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by the large uncertainties or major risk exposures to adverse conditions.

         C1-The rating C1 is reserved for income bonds on which no interest is being paid.

         D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                        BERGER INVESTMENT PORTFOLIO TRUST

PART C.           OTHER INFORMATION

Item 23.          Exhibits

                  The Exhibit Index following the signature pages below is incorporated herein by reference.

Item 24.          Persons Controlled by or Under Common Control With Registrant

                  None.

Item 25.          Indemnification

                  Article IX, Section 2 of the Trust Instrument for Berger Investment Portfolio Trust (the "Trust"), of which the Fund is a series, provides for indemnification of certain persons acting on behalf of the Trust to the fullest extent permitted by the law. In general, trustees, officers, employees and agents will be indemnified against liability and against all expenses incurred by them in connection with any claim, action, suit or proceeding (or settlement thereof) in which they become involved by virtue of their Trust office, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust. The Trust also may advance money for these expenses, provided that the trustees, officers, employees or agents undertake to repay the Trust if their conduct is later determined to preclude indemnification. The Trust has the power to purchase insurance on behalf of its trustees, officers, employees and agents, whether or not it would be permitted or required to indemnify them for any such liability under the Trust Instrument or applicable law, and the Trust has purchased and maintains an insurance policy covering such persons against certain liabilities incurred in their official capacities.

Item 26.          Business and Other Connections of Investment Adviser

                  The business of Berger Financial Group LLC ("BFG") (formerly Berger LLC), the investment adviser of the Fund, is described in the Prospectus under the heading "Organization of the Fund -- Investment Managers" and in the Statement of Additional Information in Section 4, which are included in this Registration Statement. Business backgrounds of the principal executive officers and directors of the adviser that also hold positions with the Registrant are included under "Management of the Fund" in the Statement of Additional Information included in this Registration Statement and in the Trust's Registration Statement as filed with the Securities and Exchange Commission on January 28, 2002. The remaining principal executive officers of the investment adviser and their positions with the adviser and affiliated entities are: David
G. Mertens is a Senior Vice President of BFG; Senior Vice President of Stilwell Management, Inc.; Manager, President and Chief Executive Officer of Berger Distributors LLC, a wholly-owned broker-dealer subsidiary of BFG and distributor of the Berger Funds; and Vice President of Berger/Bay Isle LLC, a registered investment adviser; Lisa M. Steele is a Vice President-Operations of BFG and, formerly, Senior Vice President-Transfer Agency of Janus Service Corporation; Sally J. Carleton is a Vice President-Corporate Communications of BFG; and Johnnie Rogers is a Vice President of BFG. The address of businesses referenced include: BFG, Berger/Bay Isle LLC, Berger Distributors LLC and Stilwell Management, Inc. at 210 University Blvd., Suite 800, Denver, Colorado 80206.

                  The business of Bay Isle Financial LLC ("Bay Isle"), the sub-adviser to the Berger Small Cap Value Fund II, is described in the Prospectus and in Section 4 in the Statement of Additional Information, which are included in this Registration Statement and in the Trust's Registration Statement as filed with the Securities and Exchange Commission on January 28, 2002. Information relating to the officers and directors of Bay Isle (current and for the past two years) is as follows: William F. K. Schaff is the President and Chief Investment Officer; and Gary G. Pollock is the Executive Vice President and Chief Operating Officer. The address of the business referenced is: 475 14th Street, Suite 550, Oakland, California 94612.

Item 27.          Principal Underwriters

                  (a) Investment companies for which the Fund's principal underwriter also acts as principal underwriter, depositor or investment adviser:

         Berger Growth Fund, Inc.
         Berger Large Cap Growth Fund, Inc.
         Berger Investment Portfolio Trust
            -   Berger Small Company Growth Fund
            -   Berger New Generation Fund
            -   Berger Balanced Fund
            -   Berger Select Fund
            -   Berger Large Cap Value Fund
            -   Berger Mid Cap Growth Fund
            -   Berger Mid Cap Value Fund
            -   Berger Information Technology Fund
            -   Berger Small Cap Value Fund II
         Berger Omni Investment Trust
            -   Berger Small Cap Value Fund
         Berger Institutional Products Trust
            -   Berger IPT - Growth Fund
            -   Berger IPT - Large Cap Growth Fund
            -   Berger IPT - Small Company Growth Fund
            -   Berger IPT - International Fund
            -   Berger IPT - New Generation Fund
            -   Berger IPT - Mid Cap Value Fund
            -   Berger IPT - Large Cap Value Fund
         Berger Worldwide Funds Trust
            -   Berger International Fund
            -   International Equity Fund
            -   Berger International CORE Fund

                    (b) For Berger Distributors LLC:

                                   Positions and                    Positions and
                                   Offices with                     Offices with
     Name                           Underwriter                      Registrant
     ----                          -------------                    -------------
David G. Mertens     President, CEO and Manager                None

Brian S. Ferrie      Vice President, Chief Financial Officer   Vice President
                     and Treasurer

Janice M. Teague     Vice President and Secretary              Vice President and Assistant Secretary

Anthony R. Bosch     Vice President and Chief Compliance       Vice President
                     Officer

Andrew J. Iseman     Manager                                   Vice President

Sue Vreeland         Assistant Secretary                       Secretary

                    The principal business address of each of the persons in the table above is 210 University Blvd., Suite 800, Denver, Colorado 80206.

                    (c) Not applicable.

Item 28.            Location of Accounts and Records

                    The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

                      (a) Shareholder records are maintained by the Registrant's transfer agent, DST Systems, Inc., P.O. Box 219958, Kansas City, Missouri 64121;

                      (b) Accounting records relating to cash and other money balances; asset, liability, reserve, capital, income and expense accounts; portfolio securities; purchases and sales; and brokerage commissions are maintained by the Registrant's Recordkeeping and Pricing Agent, State Street Bank and Trust Company ("State Street"), One Heritage Drive, North Quincy, Massachusetts 02171. Other records of the Registrant relating to purchases and sales; the Declaration of Trust; minute books and other trust records; brokerage orders; performance information and other records are maintained at the offices of the Registrant at 210 University Boulevard, Suite 800, Denver, Colorado 80206.

                      (c) Certain records relating to day-to-day portfolio management of the Berger Mid Cap Value Fund are kept at the offices of its sub-adviser, Perkins, Wolf, McDonnell & Company, 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois 60604.

                      (d) Certain records relating to day-to-day portfolio management of the Berger Small Cap Value Fund II are kept at the offices of its sub-adviser, Bay Isle Financial LLC, 475 14th Street, Suite 550, Oakland, California 94612.

Item 29.            Management Services

                    The Registrant has no management-related service contract that is not discussed in Parts A and B of this form.

Item 30.            Undertakings

                    Not applicable.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver, and State of Colorado, on the 25th day of March, 2002.


                                  BERGER INVESTMENT PORTFOLIO TRUST
                                  (Registrant)

                                  By /s/ Jack R. Thompson
                                    --------------------------------------------

                                  Name: Jack R. Thompson
                                       -----------------------------------------

                                  Title: President
                                        ----------------------------------------

                    Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

      Signature                      Title                       Date
      ---------                      -----                       ----

/s/ Jack R. Thompson         President (Principal            March 25, 2002
----------------------       Executive Officer)
Jack R. Thompson             and Trustee

/s/ Brian S. Ferrie          Vice President (Principal       March 25, 2002
----------------------       Financial Officer)
Brian S. Ferrie

/s/ John A. Paganelli        Vice President and Treasurer    March 25, 2002
----------------------       (Principal Accounting
John A. Paganelli            Officer)

Dennis E. Baldwin*           Trustee                         March 25, 2002
----------------------
Dennis E. Baldwin

Katherine A. Cattanach*      Trustee                         March 25, 2002
----------------------
Katherine A. Cattanach

Paul R. Knapp*               Trustee                         March 25, 2002
----------------------
Paul R. Knapp


Harry T. Lewis, Jr.*             Trustee                        March 25, 2002
-------------------------
Harry T. Lewis, Jr.

Michael Owen*                    Trustee                        March 25, 2002
-------------------------
Michael Owen

William Sinclaire*               Trustee                        March 25, 2002
-------------------------
William Sinclaire

Albert C. Yates*                 Trustee                        March 25, 2002
-------------------------
Albert C. Yates

*By: /s/ Jack R. Thompson
     -------------------------
Jack R. Thompson
Attorney-in-fact

                        BERGER INVESTMENT PORTFOLIO TRUST
                                  EXHIBIT INDEX

N-1A                        EDGAR
Exhibit                     Exhibit
No.                         No.                   Name of Exhibit
-------                     -------               -----------------

(1)   Exhibit 23(a)                               Trust Instrument
(2)   Exhibit 23(b)                               Bylaws
      Exhibit 23(c)                               Not applicable
(3)   Exhibit 23(d)-1                             Form of Investment Advisory Agreement for
                                                  Berger Small Company Growth Fund
(29)  Exhibit 23(d)-1a                            Form of Amendment to Berger Small Company
                                                  Growth Fund Investment Advisory Agreement
(4)   Exhibit 23(d)-2                             Form of Investment Advisory Agreement for
                                                  Berger New Generation Fund
(29)  Exhibit 23(d)-2a                            Form of Amendment to Berger New Generation
                                                  Fund Investment Advisory Agreement
(5)   Exhibit 23(d)-3                             Form of Investment Advisory Agreement for
                                                  Berger Balanced Fund
(29)  Exhibit 23(d)-3a                            Form of Amendment to Berger Balanced Fund
                                                  Investment Advisory Agreement
(6)   Exhibit 23(d)-4                             Form of Investment Advisory Agreement for
                                                  Berger Select Fund
(29)  Exhibit 23(d)-4a                            Form of Amendment to Berger Select Fund
                                                  Investment Advisory Agreement
(7)   Exhibit 23(d)-5                             Form of Investment Advisory Agreement for
                                                  Berger Mid Cap Growth Fund
(29)  Exhibit 23(d)-5a                            Form of Amendment to Mid Cap Growth Fund
                                                  Investment Advisory Agreement
(8)   Exhibit 23(d)-6                             Form of Investment Advisory Agreement for
                                                  Berger Mid Cap Value Fund
(29)  Exhibit 23(d)-6a                            Form of Amendment to Mid Cap Value Fund
                                                  Investment Advisory Agreement
(9)   Exhibit 23(d)-7                             Form of Sub-Advisory Agreement for Berger
                                                  Mid Cap Value Fund
(27)  Exhibit 23(d)-8                             Form of Investment Advisory Agreement for
                                                  Berger Information Technology Fund
(29)  Exhibit 23(d)-8a                            Form of Amendment to Berger Information
                                                  Technology Fund Investment Advisory
                                                  Agreement
(27)  Exhibit 23(d)-9                             Form of Sub-Advisory Agreement for Berger
                                                  Information Technology Fund
(33)  Exhibit 23(d)-9a                            Form of Amendment to Sub-Advisory Agreement
                                                  for Berger Information Technology Fund

(33)  Exhibit 23(d)-10                            Form of Investment Advisory Agreement for
                                                  Berger Large Cap Value Fund
*     Exhibit 23(d)-11      EX-99B.23(d)-11       Form of Investment Advisory Agreement for
                                                  Berger Small Cap Value Fund II
*     Exhibit 23(d)-12      EX-99B.23(d)-12       Form of Sub-Advisory Agreement for Berger
                                                  Small Cap Value Fund II
(10)  Exhibit 23(e)                               Form of Distribution Agreement between the
                                                  Trust and Berger Distributors LLC
(33)  Exhibit 23(e)-1                             Form of Amendment to Distribution Agreement
                                                  between the Trust and Berger Distributors
                                                  LLC
      Exhibit 23(f)                               Not applicable
(11)  Exhibit 23(g)-1                             Form of Custody Agreement
(32)  Exhibit 23(g)-1a                            Form of Assignment from IFTC to State Street
(32)  Exhibit 23(g)-1b                            Form of Amendment to Custody Agreement for
                                                  Foreign Custody
(33)  Exhibit 23(g)-1c                            Form of Global and Domestic Custody Fee
                                                  Schedule
(32)  Exhibit 23(g)-2                             Form of Retirement Custody Agreement
(33)  Exhibit 23(g)-2a                            Form of Amendment to Retirement Plan Custody
                                                  Agreement
(34)  Exhibit 23(g)-2b                            Form of 2nd Amendment to Retirement Plan
                                                  Custody Agreement
(12)  Exhibit 23(h)-1                             Form of Administrative Services Agreement
                                                  for Berger Small Company Growth Fund
(29)  Exhibit 23(h)-1a                            Form of Amendment to Berger Small Company
                                                  Growth Fund Administrative Services
                                                  Agreement
(13)  Exhibit 23(h)-2                             Form of Administrative Services Agreement
                                                  for Berger New Generation Fund
(29)  Exhibit 23(h)-2a                            Form of Amendment to Berger New Generation
                                                  Fund Administrative Services Agreement
(14)  Exhibit 23(h)-3                             Form of Administrative Services Agreement
                                                  for Berger Balanced Fund
(29)  Exhibit 23(h)-3a                            Form of Amendment to Berger Balanced Fund
                                                  Administrative Services Agreement
(15)  Exhibit 23(h)-4                             Form of Administrative Services Agreement
                                                  for Berger Select Fund
(29)  Exhibit 23(h)-4a                            Form of Amendment to Berger Select Fund
                                                  Administrative Services Agreement
(16)  Exhibit 23(h)-5                             Form of Administrative Services Agreement
                                                  for Berger Mid Cap Growth Fund
(29)  Exhibit 23(h)-5a                            Form of Amendment to Berger Mid Cap Growth
                                                  Fund Administrative Services Agreement
(17)  Exhibit 23(h)-6                             Form of Administrative Services Agreement
                                                  for Berger Mid Cap Value Fund
(29)  Exhibit 23(h)-6a                            Form of Amendment to Mid Cap Value Fund
                                                  Administrative Services Agreement

(18)  Exhibit 23(h)-7                             Form of Recordkeeping and Pricing Agent
                                                  Agreement
(32)  Exhibit 23(h)-7a                            Form of Assignment of Recordkeeping and
                                                  Pricing Agent Agreement from IFTC to SSB
(33)  Exhibit 23(h)-7b                            Form of Fee Schedule for Recordkeeping and
                                                  Pricing
(19)  Exhibit 23(h)-8                             Form of Agency Agreement
(32)  Exhibit 23(h)-8a                            Form of Assignment of Agency Agreement from
                                                  IFTC to DST
(27)  Exhibit 23(h)-9                             Form of Administrative Services Agreement
                                                  for the Berger Information Technology Fund
(29)  Exhibit 23(h)-9a                            Form of Amendment to Berger Information
                                                  Technology Fund Administrative Services
                                                  Agreement
(32)  Exhibit 23(h)-10                            Form of Securities Lending Agreement
(33)  Exhibit 23(h)-11                            Form of Administrative Services Agreement
                                                  for the Berger Large Cap Value Fund
(33)  Exhibit 23(h)-12                            Form of Line of Credit Agreement
*     Exhibit 23(h)-13      EX-99B.23(h)-13       Form of Administrative Services Agreement
                                                  for the Berger Small Cap Value Fund II
*     Exhibit 23(h)-14      EX.99B.23(h)-14       Expense Reimbursement Agreement for Berger
                                                  Small Cap Value Fund II
*     Exhibit 23(h)-15      EX.99B.23(h)-15       Form of Shareholder Services Agreement for
                                                  the Service Shares of the Berger Small Cap
                                                  Value Fund II
*     Exhibit 23(h)-16      EX.99B.23(h)-16       Form of Shareowner Servicing Agreement
(27)  Exhibit 23(i)-1                             Opinion and consent of Davis, Graham &
                                                  Stubbs LLP (relating to the Berger
                                                  Information Technology Fund)
(28)  Exhibit 23(i)-2                             Opinion and consent of Davis, Graham &
                                                  Stubbs LLP (relating to the Berger New
                                                  Generation Fund -- Institutional Shares and
                                                  the Berger Small Company Growth Fund --
                                                  Institutional Shares)
(33)  Exhibit 23(i)-3                             Opinion and consent of Davis, Graham &
                                                  Stubbs LLP (relating to the Berger Large Cap
                                                  Value Fund)
*     Exhibit 23(i)-4       EX-99B.23(i)-4        Opinion and consent of Davis, Graham &
                                                  Stubbs LLP (relating to the Berger Small Cap
                                                  Value Fund II)
      Exhibit 23(j)                               Not applicable
      Exhibit 23(k)                               Not applicable
(20)  Exhibit 23(l)                               Investment Letter from Initial Stockholder
(21)  Exhibit 23(m)-1                             Form of Rule 12b-1 Plan for Berger Small
                                                  Company Growth Fund
(22)  Exhibit 23(m)-2                             Form of Rule 12b-1 Plan for Berger New
                                                  Generation Fund
(23)  Exhibit 23(m)-3                             Form of Rule 12b-1 Plan for Berger Balanced
                                                  Fund

(24)  Exhibit 23(m)-4                             Form of Rule 12b-1 Plan for Berger Select
                                                  Fund
(25)  Exhibit 23(m)-5                             Form of Rule 12b-1 Plan for Berger Mid Cap
                                                  Growth Fund
(26)  Exhibit 23(m)-6                             Form of Rule 12b-1 Plan for Berger Mid Cap
                                                  Value Fund
(27)  Exhibit 23(m)-7                             Form of Rule 12b-1 Plan for the Investor
                                                  Shares of the Berger Information Technology
                                                  Fund
(28)  Exhibit 23(m)-8                             Amended and Restated Rule 12b-1 Plan for the
                                                  Investor Shares of the Berger Small Company
                                                  Growth Fund
(28)  Exhibit 23(m)-9                             Amendment and Restated Rule 12b-1 Plan for
                                                  the Investor Shares of the Berger New
                                                  Generation Fund
(33)  Exhibit 23(m)-10                            Form of 12b-1 Plan for the Investor Shares
                                                  of the Berger Large Cap Value Fund
*     Exhibit 23(m)-11      EX.99B.23(m)-11       Form of 12b-1 Plan for the Investor Shares
                                                  of the Berger Small Cap Value Fund II
*     Exhibit 23(m)-12      EX.99B.23(m)-12       Form of 12b-1 Plan for the Service Shares of
                                                  the Berger Small Cap Value Fund II
(27)  Exhibit 23(o)-1                             Form of Rule 18f-3 Plan for the Berger
                                                  Information Technology Fund
(28)  Exhibit 23(o)-2                             Form of Rule 18f-3 Plan for the Berger Small
                                                  Company Growth Fund
(28)  Exhibit 23(o)-3                             Form of Rule 18f-3 Plan for the Berger New
                                                  Generation Fund
(33)  Exhibit 23(o)-4                             Form of Rule 18f-3 Plan for the Berger Large
                                                  Cap Value Fund
*     Exhibit 23(o)-5       EX.99B.23(o)-5        Form of Rule 18f-3 Plan for the Berger Small
                                                  Cap Value Fund II
(29)  Exhibit 23(p)-1                             Code of Ethics of the Berger Funds
(33)  Exhibit 23(p)-1a                            Amended Code of Ethics of the Berger Funds
(30)  Exhibit 23(p)-2                             Code of Ethics of Berger LLC
(32)  Exhibit 23(p)-2a                            Amended Code of Ethics of Berger LLC
(33)  Exhibit 23(p)-2b                            Amended Code of Ethics of Berger LLC
(31)  Exhibit 23(p)-3                             Code of Ethics of Berger Distributors LLC
(33)  Exhibit 23(p)-3a                            Amended Code of Ethics of Berger
                                                  Distributors LLC
(32)  Exhibit 23(p)-4                             Code of Ethics for Perkins, Wolf, McDonnell
                                                  and Company
(32)  Exhibit 23(p)-5                             Code of Ethics for Bay Isle Financial
                                                  Corporation

-----------

*    Filed herewith

Filed previously as indicated below and incorporated herein by reference:

(1) Filed as Exhibit 1 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.

(2) Filed as Exhibit 2 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.

(3) Filed as Exhibit 5.1 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.

(4) Filed as Exhibit 5.2 with Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, filed February 23, 1996.

(5) Filed as Exhibit 5.3 with Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A, filed August 28, 1997.

(6) Filed as Exhibit 5.4 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.

(7) Filed as Exhibit 5.5 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.

(8) Filed as Exhibit 5.6 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.

(9) Filed as Exhibit 5.7 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.

(10) Filed as Exhibit 6 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.

(11) Filed as Exhibit 8 with Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A, filed November 27, 1995.

(12) Filed as Exhibit 9.2.1 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.

(13) Filed as Exhibit 9.2.2 with Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, filed February 23, 1996.

(14) Filed as Exhibit 9.2.3 with Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A, filed August 28, 1997.

(15) Filed as Exhibit 9.2.4 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.

(16) Filed as Exhibit 9.2.5 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.

(17) Filed as Exhibit 9.2.6 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.

(18) Filed as Exhibit 9.3 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.

(19) Filed as Exhibit 9.4 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.

(20) Filed as Exhibit 10 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.

(21) Filed as Exhibit 13 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.

(22) Filed as Exhibit 15.1 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.

(23) Filed as Exhibit 15.2 with Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, filed February 23, 1996.

(24) Filed as Exhibit 15.3 with Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A, filed August 28, 1997.

(25) Filed as Exhibit 15.4 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.

(26) Filed as Exhibit 15.5 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.

(27) Filed as Exhibit number listed with Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A, filed April 16, 1999.

(28) Filed as Exhibit number listed with Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A, filed June 15, 1999.

(29) Filed as Exhibit number listed with Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A, filed January 28, 2000.

(30) Filed as Exhibit number listed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Berger Institutional Products Trust, filed April 28, 2000.

(31) Filed as Exhibit number listed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Berger Institutional Products Trust, filed April 28, 2000.

(32) Filed as Exhibit number listed with Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A, filed January 26, 2001.

(33) Filed as Exhibit number listed with Post-Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A, filed September 27, 2001.

(34) Filed as Exhibit number listed with Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A, filed January 28, 2002.